As filed with the Securities and Exchange Commission on July 31, 2013
File No. 333-53450
File No. 811-10267

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	30	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	31	[	X	]

GPS FUNDS I
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)

Carrie Hansen
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Name and Address of Agent for Service)

Please send copies of all communications to:

Michael P. O’Hare, Esq.
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103

It is proposed that this filing will become effective (check appropriate box):
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 30 to the Registration Statement of GPS Funds I is being filed for the purpose of updating annual financial information.

GuideMark SM Funds
GuidePathSM Funds

Prospectus

July 31, 2013
GuideMarkSM Large Cap Growth Fund (Ticker: GMLGX)

GuideMarkSM Large Cap Value Fund (Ticker: GMLVX)

GuideMarkSM Small/Mid Cap Core Fund (Ticker: GMSMX)

GuideMarkSM World ex-US Fund (Ticker: GMWEX)

GuideMarkSM Opportunistic Equity Fund (Ticker: GMOPX)

GuideMarkSM Global Real Return Fund (Ticker: GMGLX)

GuideMarkSM Core Fixed Income Fund (Ticker: GMCOX)

GuideMarkSM Tax-Exempt Fixed Income Fund (Ticker: GMTEX)

GuideMarkSM Opportunistic Fixed Income Fund (Ticker: GMIFX)

GuidePathSM Strategic Asset Allocation Fund (Ticker: GPSTX)

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (Ticker: GPTCX)

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (Ticker: GPTUX)

GuidePathSM Absolute Return Asset Allocation Fund (Ticker: GPARX)

GuidePathSM Multi-Asset Income Asset Allocation Fund (Ticker: GPMIX)

GuidePathSM Fixed Income Allocation Fund (Ticker: GPIFX)

GuidePath SM Altegris ® Diversified Alternatives Allocation Fund (formerly known as GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund) (Ticker: GPAMX)

Service Shares

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds.  The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Service Shares Prospectus

Table of Contents - Service Shares Prospectus

SUMMARY SECTION

GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective
GuideMarkSM Large Cap Growth Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.57%
Administrative Service Fees	0.25%
All Other Expenses	0.32%
Total Annual Fund Operating Expenses(1)	1.52%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$155	$480	$829	$1,813

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.92% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

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The Fund invests primarily in common stocks of growth-oriented companies.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies, including companies domiciled in emerging markets.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Small and Medium Capitalization Company Risk:   Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

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GUIDEMARKSM LARGE CAP GROWTH FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was 12.71%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	16.98%
Worst Quarter:	Quarter ended December 31, 2008	-24.41%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Five Years	10 Years
Large Cap Growth Fund
Return Before Taxes	12.99%	0.29%	5.41%
Return After Taxes on Distributions	12.96%	0.28%	5.28%
Return After Taxes on Distributions and Sale of Fund Shares	8.49%	0.25%	4.73%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Paul Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	Since 2011

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Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective
GuideMarkSM Large Cap Value Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.54%
Administrative Service Fees	0.25%
All Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.49%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$152	$471	$813	$1,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.02% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

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The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets. The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

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GUIDEMARKSM LARGE CAP VALUE FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was 17.00%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2003	22.63%
Worst Quarter:	Quarter ended December 31, 2008	-26.69%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Five Years	10 Years
Large Cap Value Fund
Return Before Taxes	14.60%	-2.91%	4.53%
Return After Taxes on Distributions	14.36%	-3.21%	3.94%
Return After Taxes on Distributions and Sale of Fund Shares	9.80%	-2.54%	3.90%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with BHMS	Length of Service to the Fund

Mark Giambrone, CPA	Managing Director and Portfolio Manager	Since 2011

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Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective
GuideMarkSM Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.66%
Administrative Service Fees	0.25%
All Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.66%
Amount of Fee Waiver and/or Expense Assumption(1)	-0.03%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	1.63%
(1)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.09% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

(2)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$166	$520	$899	$1,963

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 143.14% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

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GUIDEMARKSM SMALL/MID CAP CORE FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was 15.94%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2009	22.11%
Worst Quarter:	Quarter ended September 30, 2011	-23.33%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Five Years	10 Years
Small/Mid Cap Core Fund
Return Before Taxes	18.97%	3.48%	7.27%
Return After Taxes on Distributions	18.92%	3.43%	6.45%
Return After Taxes on Distributions and Sale of Fund Shares	12.41%	2.97%	6.16%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	17.88%	4.34%	10.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

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Portfolio Manager: The Fund’s investment decisions are made by a team of investment professionals:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

Young Chin	Chief Investment Officer	Since March 31, 2012
Chad Colman	Sector Portfolio Manager	Since 2011
Andrew Burzumato	Sector Portfolio Manager	Since 2011
Thorsten Becker	Sector Portfolio Manager	Since 2011
Jody Simes	Sector Portfolio Manager	Since 2011
Vincent Rivers	Sector Portfolio Manager	Since 2011
Arun Daniel	Sector Portfolio Manager	Since 2011
Chandler Willett	Sector Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEMARKSM WORLD EX-US FUND

Investment Objective
GuideMarkSM World ex-US Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.72%
Administrative Service Fees	0.25%
All Other Expenses(1)	0.47%
Total Annual Fund Operating Expenses	1.67%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.07%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	1.60%
(1)
Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.

(2)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.09% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$163	$520	$901	$1,970

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.34% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.  The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.  The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, real estate investment trusts (“REITs”), unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The types of derivatives in which the Fund may invest include futures, forward and other similar instruments.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

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Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

GUIDEMARKSM WORLD EX-US FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was -0.89%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2009	21.21%
Worst Quarter:	Quarter ended September 30, 2008	-23.21%

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Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Five Years	10 Years
World ex-US Fund
Return Before Taxes	17.78%	-8.55%	5.23%
Return After Taxes on Distributions	17.86%	-8.53%	4.63%
Return After Taxes on Distributions and Sale of Fund Shares	11.93%	-6.84%	4.86%
MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	17.39%	-2.44%	10.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

César Hernandez, CFA	Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective
GuideMarkSM Opportunistic Equity Fund (the “Fund”) seeks capital appreciation over the long-term, with a secondary objective of current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.59%
Administrative Service Fee	0.25%
All Other Expenses(1)	0.34%
Total Annual Fund Operating Expenses	1.64%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.02%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption) (1)(2)	1.62%
(1)
Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include the 0.01% attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.10% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$165	$515	$890	$1,942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.58% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

One of the Fund’s sub-advisors, Westfield Capital Management Company, L.P. (“Westfield”), utilizes all-cap growth investment strategies.  The other two sub-advisors, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and River Road Asset Management, LLC (“River Road”), utilize all-cap value investment strategies.  The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s assets.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.

While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The Fund may invest up to 35% of its total assets in American Depositary Receipts (“ADRs”) and securities of foreign companies in both developed or emerging market countries.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

Each sub-advisor may maintain a significant cash position within its allocated portion of the Fund’s portfolio at times when the sub-advisor does not perceive an adequate number of attractive investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance

The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK SM OPPORTUNISTIC EQUITY FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was 17.82%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	13.59%
Worst Quarter:	Quarter ended June 30, 2012	-6.59%

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Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 1, 2011)
Opportunistic Equity Fund
Return Before Taxes	15.35%	0.07%
Return After Taxes on Distributions	15.31%	0.05%
Return After Taxes on Distributions and Sale of Fund Shares	10.03%	0.06%
Russell 3000 ® Index (reflects no deduction for fees, expenses or taxes)	16.42%	5.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Westfield, Diamond Hill and River Road are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Westfield	Length of Service to the Fund

William A. Muggia	President, Chief Executive Officer and Chief Investment Officer	Since 2011
Ethan J. Meyers, CFA	Managing Partner	Since 2011
John M. Montgomery	Managing Partner and Portfolio Strategist	Since 2011
Hamlen Thompson	Managing Partner	Since 2011
Bruce N. Jacobs, CFA	Managing Partner	Since 2011

Portfolio Manager	Position with Diamond Hill	Length of Service to the Fund

Rick Snowdon, CFA	Portfolio Manager and Co-Director of Research	Since 2013
Austin Hawley, CFA	Portfolio Manager and Co-Director of Research	Since 2013

	Position with River Road	Length of Service to the Fund

Henry W. Sanders III	Executive Vice President, Senior Portfolio Manager	Since 2013
Thomas S. Forsha	Co-Chief Investment Officer, Portfolio Manager	Since 2013
James C. Shircliff	Chief Investment Officer	Since 2013

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective
The GuideMarkSM Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.55%
Administrative Service Fees	0.25%
All Other Expenses	0.30%
Acquired Fund Fees and Expenses(1)	0.46%
Total Annual Fund Operating Expenses(1)	1.91%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$194	$600	$1,032	$2,233

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.26% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in exchange-traded products (“ETPs”) that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (“REITs”) and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including exchange-traded funds (“ETFs”), commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries.  The Underlying Funds, or the Fund, may invest in commodity-linked or commodity index-linked derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund’s basic strategic target allocation mix is approximately as follows: 20% commodities, 35% natural resource equities, 20% real estate, and 25% inflation-protected debt securities.  Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

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Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely related investments.

Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.
Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

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Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Credit Risk:  Individual issues of fixed income securities, such as ETNs, may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK SM GLOBAL REAL RETURN FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was -8.52%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.70%
Worst Quarter:	Quarter ended June 30, 2012	-4.79%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 1, 2011)
Global Real Return Fund
Return Before Taxes	8.85%	-1.83%
Return After Taxes on Distributions	8.66%	-2.06%
Return After Taxes on Distributions and Sale of Fund Shares	5.88%	-1.64%
Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	6.98%	10.22%
Global Real Return Blended Index (reflects no deduction for fees, expenses or taxes)	7.88%	-1.29%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  SSgA Funds Management, Inc. (“SSgA FM”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with SSgA FM	Length of Service to the Fund

Robert Guiliano	Vice President and Senior Portfolio Manager	Since 2011
Christopher Goolgasian, CPA, CFA, CAIA	Vice President and Head of Portfolio Management – Americas for the Investment Solutions Group	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective
GuideMarkSM Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.55%
Administrative Service Fees	0.25%
All Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.30%
Amount of Fee Waiver and/or Expense Assumption(1)	-0.01%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)	1.29%
(1)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.79% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$411	$712	$1,567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 213.80% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

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Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

GUIDEMARKSM CORE FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was -3.29%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.15%
Worst Quarter:	Quarter ended September 30, 2008	-3.91%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Five Years	10 Years
Core Fixed Income Fund
Return Before Taxes	4.27%	5.10%	4.67%
Return After Taxes on Distributions	3.41%	3.83%	3.30%
Return After Taxes on Distributions and Sale of Fund Shares	2.87%	3.62%	3.20%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

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Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Campe Goodman, CFA	Vice President and Fixed Income Portfolio Manager	Since 2012
Joseph F. Marvan, CFA	Senior Vice President and Fixed Income Portfolio Manager	Since 2012
Lucius T. Hill, III	Senior Vice President and Fixed Income Portfolio Manager	Since 2012

Portfolio Manager	Position with BHMS	Length of Service to the Fund

David Hardin	Managing Director and Portfolio Manager	Since 2010
John Williams, CFA	Managing Director and Portfolio Manager	Since 2010
Deborah Petruzzelli	Managing Director and Portfolio Manager	Since 2010
Scott McDonald, CFA	Managing Director and Portfolio Manager	Since 2010
Mark Luchsinger, CFA	Managing Director and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective
GuideMarkSM Tax-Exempt Fixed Income Fund (the “Fund”) seeks to provide current income exempt from federal income tax.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.61%
Administrative Service Fees	0.25%
All Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.36%
Amount of Fee Waiver and/or Expense Assumption(1)	-0.07%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)	1.29%
(1)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.79% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$424	$738	$1,629

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.36% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax (“AMT”).

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature within three to ten years.  Long-term municipal securities generally mature some time after ten years.  The average dollar-weighted portfolio maturity of the portfolio is expected to be maintained between three and fifteen years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow the sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Municipal Securities Risk:  The Fund is subject to municipal securities risks.  The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

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Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

Tax Risk:  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Some income may be subject to the federal alternative minimum tax (“AMT”) that applies to certain investors.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was -3.87%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.53%
Worst Quarter:	Quarter ended December 31, 2010	-4.65%

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Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Five Years	10 Years
Tax-Exempt Fixed Income Fund
Return Before Taxes	6.95%	5.05%	3.61%
Return After Taxes on Distributions	6.93%	4.79%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	5.56%	4.54%	3.35%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Delaware Investments Fund Advisers (formerly known as Delaware Management Company) (“DIFA”) and Nuveen Asset Management, LLC (“NAM”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with DIFA	Length of Service to the Fund

Joseph Baxter	Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager	Since 2006
Stephen Czepiel	Senior Vice President and Senior Portfolio Manager	Since 2006
Gregory Gizzi	Senior Vice President and Senior Portfolio Manager	Since 2012

Portfolio Manager	Position with NAM	Length of Service to the Fund

Martin J. Doyle, CFA	Managing Director and Director of SMA Portfolio Management	Since 2006
John V. Miller, CFA	Managing Director and Co-Head of Fixed Income	Since 2006
Michael J. Sheyker, CFA	Senior Vice President and Portfolio Manager	Since 2006

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are primarily exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective
The GuideMarkSM Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.66%
Administrative Service Fees	0.25%
All Other Expenses	0.41%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.63%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.06%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	1.57%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.05% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$160	$508	$881	$1,928

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 101.49% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal circumstances, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund’s currency exposure will be actively managed and the sub-advisors will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

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Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Foreign Securities Risk:  The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Foreign Exchange Trading Risk:  The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Inflation-Indexed Securities Risk:   Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Loan risk:  Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, collateralized debt obligations, collateralized loan obligations, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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GUIDEMARK SM OPPORTUNISTIC FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was -1.43%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.09%
Worst Quarter:	Quarter ended June 30, 2012	-0.43%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 1, 2011)
Opportunistic Fixed Income Fund
Return Before Taxes	14.14%	4.60%
Return After Taxes on Distributions	12.68%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	9.14%	3.19%
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	4.84%	5.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Franklin Advisers, Inc. (“Franklin”), Loomis, Sayles & Co., L.P. (“Loomis Sayles”) and DoubleLine Capital LP (“DoubleLine”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Franklin	Length of Service to the Fund

Michael Hasenstab, Ph.D.	Senior Vice President	Since 2011
Canyon Chan, CFA	Senior Vice President	Since 2011

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Portfolio Manager	Position with Loomis Sayles	Length of Service to the Fund

Matthew Eagan, CFA	Vice President	Since 2011
Kevin Kearns	Vice President	Since 2011
Todd Vandam, CFA	Vice President	Since 2011

Portfolio Manager	Position with DoubleLine	Length of Service to the Fund

Jeffrey E. Gundlach	Chief Executive Officer	Since 2012
Philip A. Barach	President	Since 2012

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Strategic Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.54%
Administrative Service Fees	0.25%
All Other Expenses	0.29%
Acquired Fund Fees and Expenses(1)	0.64%
Total Annual Fund Operating Expenses	1.68%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.01%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	1.67%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$170	$529	$912	$1,986

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents).  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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GUIDEPATH SM STRATEGIC ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was 5.06%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	11.82%
Worst Quarter:	Quarter ended June 30, 3012	-5.39%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Strategic Asset Allocation Fund
Return Before Taxes	15.43%	-0.73%
Return After Taxes on Distributions	15.30%	-0.90%
Return After Taxes on Distributions and Sale of Fund Shares	10.20%	-0.63%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	16.00%	5.06%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	16.80%	-0.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011

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Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.55%
Administrative Service Fees	0.25%
All Other Expenses	0.30%
Acquired Fund Fees and Expenses(1)	0.72%
Total Annual Fund Operating Expenses	1.77%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.01%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	1.76%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$179	$556	$958	$2,083

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.22% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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GUIDEPATH SM TACTICAL CONSTRAINED ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was 3.61%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	9.66%
Worst Quarter:	Quarter ended June 30, 2012	-4.10%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Tactical Constrained Asset Allocation Fund
Return Before Taxes	13.26%	1.07%
Return After Taxes on Distributions	12.85%	0.77%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	0.79%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	16.00%	5.06%
Tactical Constrained Blended Index (reflects no deduction for fees, expenses or taxes)	13.74%	1.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011

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Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.55%
Administrative Service Fees	0.25%
All Other Expenses	0.30%
Acquired Fund Fees and Expenses(1)	0.77%
Total Annual Fund Operating Expenses	1.92%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.01%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	1.91%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.60% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$194	$602	$1,036	$2,242

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 195.89% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange–traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

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Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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GUIDEPATH SM TACTICAL UNCONSTRAINED ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was 6.33%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	8.29%
Worst Quarter:	Quarter ended June 30, 2012	-2.94%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Tactical Unconstrained Asset Allocation Fund
Return Before Taxes	10.94%	-1.04%
Return After Taxes on Distributions	10.51%	-1.33%
Return After Taxes on Distributions and Sale of Fund Shares	7.20%	-1.01%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	16.00%	5.06%
Tactical Unconstrained Blended Index (reflects no deduction for fees, expenses or taxes)	15.62%	0.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011

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Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective
The GuidePathSM Absolute Return Asset Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.53%
Administrative Service Fees	0.25%
All Other Expenses	0.28%
Acquired Fund Fees and Expenses(1)	0.66%
Total Annual Fund Operating Expenses(1)	1.79%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$182	$563	$970	$2,105

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.86% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

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Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

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Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH SM ABSOLUTE RETURN ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was -2.27%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2012	2.10%
Worst Quarter:	Quarter ended June 30, 2012	-0.40%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Absolute Return Asset Allocation Fund
Return Before Taxes	4.28%	1.98%
Return After Taxes on Distributions	3.82%	1.59%
Return After Taxes on Distributions and Sale of Fund Shares	2.82%	1.48%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	0.06%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Multi-Asset Income Asset Allocation Fund (the “Fund”) seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.73%
Administrative Service Fees	0.25%
All Other Expenses	0.48%
Acquired Fund Fees and Expenses(1)	0.63%
Total Annual Fund Operating Expenses	1.96%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.06%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	1.90%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014 to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.60% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$193	$609	$1,052	$2,280

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the period from the inception of the Fund on August 31, 2012 to March 31, 2013, the Fund’s portfolio turnover rate was 21.35% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio. In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including American Depositary Receipts (“ADRs”)).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

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Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

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Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Investors in an MLP (i.e., the Fund) may not be shielded from liability for the debts of the MLP to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to the risk of changes in its tax treatment.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

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Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan risk:  Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEPATHSM FIXED INCOME ALLOCATION FUND

Investment Objective
GuidePathSM Fixed Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.59%
Administrative Service Fees	0.25%
All Other Expenses	0.34%
Acquired Fund Fees and Expenses(1)	0.40%
Total Annual Fund Operating Expenses(1)	1.49%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$152	$471	$813	$1,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the period from the inception of the Fund on August 31, 2012 to March 31, 2013, the Fund’s portfolio turnover rate was 18.75% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

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Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

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Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk:The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan risk:  Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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GUIDEPATHSM ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective
GuidePathSM Altegris® Diversified Alternatives Allocation Fund (formerly, GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund) (the “Fund”) seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.62%
Administrative Service Fees	0.25%
All Other Expenses	0.37%
Acquired Fund Fees and Expenses(1)	2.75%
Total Annual Fund Operating Expenses	3.77%
Amount of Fee Waiver and/or Expense Assumption(2)	–0.40%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)(3)	3.37%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through July 31, 2014 to: (i) waive its entire Management and Administrative Services Fees, effective December 13, 2012; and (ii) waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  Each agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

(3)	The Fund’s “Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)” have been restated to reflect the fee waiver and expense limitation agreements currently in effect.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years
$ 340	$ 1,115	$ 1,910	$ 3,985

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the period from the inception of the Fund on August 31, 2012 to March 31, 2013, the Fund’s portfolio turnover rate was 16.16% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris Advisors, LLC (“Altegris”), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, and the Altegris® Fixed Income Long Short Fund.  Both Altegris and the Advisor are wholly-owned subsidiaries of Genworth Financial, Inc.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and exchange-traded products, such as exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Managed Futures Strategy, a Global Macro Strategy, an Equity Long/Short Strategy and a Fixed Income Strategy (each described below).  Additional strategies may be added over time.  The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to a Managed Futures or Global Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.  A Managed Futures Strategy is a trend-following strategy that alerts portfolio managers when to take long or short positions, giving them the opportunity to potentially profit from both positive and negative developments in multiple markets and asset classes simultaneously.  In contrast to a Managed Futures Strategy that reacts to trends, portfolio managers following a Global Macro Strategy seek to predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  Both a Managed Futures Strategy and a Global Macro Strategy may give the Fund exposure to emerging markets.

Assets managed pursuant to an Equity Long/Short Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks, stock warrants and rights and convertible debt securities.

Assets managed pursuant to a Fixed Income Strategy, or in a Fixed Income Long/Short Strategy, may be invested in a wide variety of domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

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Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a wholly-owned and controlled subsidiary (“Subsidiary”).  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:   Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

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Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

US. Government Agency Obligations Risk:   Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

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Regulatory Change Risk:  Certain Underlying Funds advised by Altegris have filed with the National Futures Association (“NFA”), a notice claiming an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Altegris Funds’ operation. Recently the CFTC amended Section 4.5, and is promulgating new rules, which will subject the Fund and Underlying Funds to regulation by the CFTC.  Certain of the requirements that would apply to the Fund and Underlying Funds have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted.  These changes will result in additional registration and disclosure obligations, may potentially limit or restrict the ability of an Altegris Underlying Fund to pursue its investment strategies in substantially the same manner as it currently does, and may increase future operating and investment costs of the Underlying Funds and, consequently, the Fund.

Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. The potential loss on an uncovered short is unlimited. Shorting will also result in higher transaction costs and may result in higher taxes.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

Wholly-Owned Subsidiary Risk:  A Subsidiary will not be subject to all of the investor protections of the Investment Company Act of 1940, as amended.  Changes in the laws of the United States and/or the Cayman Islands could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  By investing in the Fund, you indirectly bear the expenses of the Subsidiary.  Furthermore, any income received from the Subsidiary’s investments in underlying pooled investment vehicles may be taxed at less favorable rates than capital gains.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Altegris Advisors, LLC (“Altegris”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Altegris	Length of Service to the Fund

Jon Sundt	President and Chief Executive Officer	Since Inception
Matt Osborne	Executive Vice President	Since Inception
Allen Cheng	Senior Vice President and Chief Investment Officer	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

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Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

In the case of a Fund that has a policy of investing, under normal circumstances, either at least 80% or substantially all of its assets in a particular type of investment as of the time of purchase (a “Names Rule Policy”), the Fund’s Names Rule Policy may be changed without shareholder approval (except the Tax-Exempt Fixed Income Fund).  No change to a Fund’s Names Rule Policy will be made without a minimum of 60 days advance notice being provided to the shareholders of the Fund.  For purposes of a Fund’s Names Rule Policy, the Fund’s assets include net assets plus borrowings for investment purposes, if any.

GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Growth Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs of foreign companies.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.  The sub-advisor generally seeks to align valuation and growth measures with the Fund's benchmark index to ensure style consistency.

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GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Value Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.  The sub-advisor generally seeks to align valuation and growth measures with the Fund's benchmark index to ensure style consistency.

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GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Small/Mid Cap Core Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

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GUIDEMARKSM WORLD EX-US FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM World ex-US Fund is to provide capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks, REITS, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including ADRs and GDRs.

The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.

The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.  However, the Fund may invest a significant portion of its assets in a particular country, if, in the judgment of the sub-advisor, economic and business conditions warrant such investments.  To the extent that the Fund invests a significant portion of its assets in one country at any time, the Fund will face a greater risk of loss due to factors adversely affecting issuers located in that single country than if the Fund always maintained a greater degree of diversity among the countries in which it invests.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.   The types of derivatives in which the Fund may invest include futures and forwards.  The Fund may use currency forwards, currency futures and currency option contracts as part of its effort to manage the foreign currency risk exposure of non-dollar-denominated assets held in the Fund.  The degree to which currency derivatives are used in the Fund will be directly related to the current or anticipated levels of non-dollar asset exposure in the Fund, and to the types of foreign currency exposures experienced, which may vary significantly over time.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

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GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Opportunistic Equity Fund is capital appreciation over the long-term, with a secondary objective of current income.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

The Fund may invest up to 35% of its total assets in ADRs and securities of foreign companies in both developed or emerging market countries.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s portfolio.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.  While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The sub-advisors may maintain significant cash positions when they do not identify sufficiently attractive investment opportunities within the equity markets.

In managing its allocated portion of the Fund’s portfolio, Westfield seeks to identify equity investments with attractive prospects for growth.  The sub-advisor applies a fundamental, bottom-up investment process combined with market trend analysis to construct an opportunistic, all-cap growth portfolio.  The sub-advisor constructs a concentrated, conviction-weighted portfolio that generally maintains broad limitations on industry and sector weightings in order to seek to manage risk.

In managing its allocated portion of the Fund’s portfolio, Diamond Hill utilizes an intrinsic value methodology focused on absolute returns.  To estimate a company’s intrinsic value, Diamond Hill concentrates on the fundamental economic drivers of the company’s business.  The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.  The sub-advisor also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors.  If the sub-advisor’s estimate of intrinsic value differs sufficiently from the current market price, the sub-advisor may view the company as an attractive investment opportunity.  The sub-advisor maintains an absolute return focus by not managing to a specific benchmark.  In constructing a portfolio of securities, the sub-advisor is not constrained by the sector or industry weights in the benchmark.  The sub-advisor relies on individual stock selection and discipline in the investment process to add value.  The highest portfolio security weights are assigned to companies where the sub-advisor has the highest level of conviction.

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In managing its allocated portion of the Fund’s portfolio, River Road uses a proprietary research process to narrow the field of potential investments into a more refined working universe.  River Road then employs a value-driven, bottom-up approach that seems to identify companies that they believe have certain characteristics including:

•	High, growing dividend yield
•	Financial strength
•	Priced at a discount to absolute value
•	Attractive business model
•	Shareholder-oriented management
•	Undiscovered, underfollowed, misunderstood companies

To manage risk, River Road employs a structured sell discipline and a strategy of balanced diversification.

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GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuideMarkSM Global Real Return Fund seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in ETPs that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, REITs and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including ETFs, commodity pools or trusts and/or passively managed index funds, and may also invest directly in securities and other exchange-traded products, such as ETNs.  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investment in Underlying Funds provides exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries involved in mining, exploration, energy transportation and related materials or support.  The Underlying Funds, or the Fund, may invest in “commodity-linked” or “commodity index-linked” investments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.  The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The value of a commodity-linked investments is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

The Fund may seek exposure to the commodities markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices.  In some cases, the notes may have a principal protection feature that causes the note to terminate in the event of a significant decline in value.  These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.  The value of these notes will rise or fall in response to changes in the underlying commodity or related index.  These notes expose the Fund to movements in commodity prices.  These notes also are subject to risks, such as credit, market and interest rate risks, that generally affect the values of debt securities.  These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.  Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested.  The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through securities of REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).  Typically, the majority of such real estate companies’ assets, gross income or net profits are derived from development, ownership, leasing, financing, construction, management or sale of real estate.

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. TIPS as well as foreign currency-denominated inflation-protected securities.  TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation.  The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal.  TIPS are backed by the full faith and credit of the U.S. Government.  The Consumer Price Index for Urban Consumers may not adequately represent the inflation experience of all investors.

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The Fund’s basic strategic target allocation mix, or the benchmark for its combination of investments in each asset class over time, will be approximately as follows: 20% Commodities,  35% Natural Resource Equity, 20% Real Estate, and 25% Inflation-Protected Debt Securities.

Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.  The sub-advisor’s tactical asset allocation process is designed to make a series of low-correlated tactical moves in a risk-controlled framework, meant to deliver performance above that of the basic strategic target allocation mix over an entire business cycle.  The sub-advisor combines output from quantitative models with qualitative insight, to implement the global tactical real return asset strategy within a disciplined three-step investment process that applies macroeconomic and financial valuation methods for asset class evaluation along with risk-controlled portfolio construction and cost-effective implementation.

The Fund’s investment in Underlying Funds and the percentage of the strategic target allocation mix may not directly correspond because each Underlying Fund may contain various subsets of an asset class (e.g., natural resources and commodities or related equities), and the percentages are subject to review and modification by the Fund’s sub-advisor.  Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.  The sub-advisor reviews the allocations on a regular basis and will adjust the allocations as the market and economic outlook changes.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  The Fund may replace Underlying Funds or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.  Although the Fund invests primarily in Underlying Funds, it may also invest in other types of securities, including open-end investment companies and cash equivalents such as money market funds.

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GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  This objective is fundamental, meaning that it cannot be changed without shareholder approval.  The Fund will also seek capital appreciation.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.  The Fund intends to invest in the following types of fixed income securities:

•	Obligations issued or guaranteed by the U.S. Federal Government, U.S. Federal agencies or U.S. government sponsored corporations and agencies

•
Obligations of U.S. and non-U.S. corporations denominated in U.S. dollars such as mortgage bonds, convertible and non-convertible notes and debentures, preferred stocks, commercial paper, certificates of deposit and bankers acceptances used by industrial, utility, finance, commercial banking or bank holding company organizations.

•
Mortgage-backed and asset-backed securities (including adjustable rate mortgage loans, fixed rate mortgage loans, collateralized mortgage obligations, multiple class mortgage-backed securities, privately issued mortgage-backed securities and stripped mortgage-backed securities).

•
Obligations, including the securities of emerging market issuers, denominated in U.S. dollars of international agencies, supranational entities and foreign governments (or their subdivisions or agencies).

•	Obligations issued or guaranteed by U.S. local, city and state governments and agencies.

•	Zero Coupon, Deferred Interest, Pay-in-Kind and Capital Appreciation bonds.

•	Repurchase Agreements & Reverse Repurchase Agreements

•	To Be Announced (TBA)/When Issued (WI) Securities.

•	Securities offered pursuant to Rule 144A and Commercial Paper defined under Section 4(2) of the Securities Act of 1933.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

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GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax. This objective is fundamental, meaning it cannot be changed without shareholder approval.  The other investment strategies described below (other than the 80% Policy) are not fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the AMT.

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.  Any tax-exempt interest income earned by the Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.  Examples of municipal securities include:

•	Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues

•	Municipal commercial paper and other short-term notes

•	Construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations

•
Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

•	Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds

•	Variable rate securities

•	Municipal bonds and leases

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature between three and 10 years.  Long-term municipal securities generally mature some time after 10 years.  The average dollar weighted portfolio maturity of the portfolio is expected to be maintained between three and 15 years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.  While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in the market value of the security or in the share price of the Fund.  Although the Fund is permitted to make taxable investments under the circumstances described under the heading entitled “Temporary Defensive Positions,” the Fund currently does not intend to generate income subject to regular federal income tax.

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The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

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GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective

GuideMarkSM Opportunistic Fixed Income Fund seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rate differentials.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal market conditions, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related investments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives.  The Fund uses derivatives to earn income and enhance returns, to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and OTC options), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), credit-linked securities, caps, floors, collars, structured notes, warrants and other derivative instruments.  The Fund may also invest in credit derivative products (such as credit default swap index products, loan credit default swaps, and asset-backed credit default swaps) to manage default risk and credit exposure.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

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The Fund pursues its total return investment objective through both “long” and “short” investment and currency exposures.  The Fund obtains long investment exposures through direct investments as well as derivative investments; and the Fund’s short exposures are obtained mainly through derivatives.  A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index.  A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index.  The Fund’s use of derivatives may have a leveraging effect.  However, the Fund will maintain sufficient liquid assets to cover its obligations under derivative contracts.  Through its use of derivatives, the notional value of its combined long and short exposures for investment purposes may exceed the Fund’s net asset value (generally up to a significant percentage of the Fund’s assets on both a long and short basis), however, derivatives primarily used for duration management and short term investments such as cash and money market instruments are not subject to this limit.  The Fund’s total exposures may be higher or lower at any given time.  The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The sub-advisors actively manage the Fund’s currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.  The Fund may invest in currencies directly or through a broad range of foreign currency derivatives.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long-only fixed income fund.  The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income markets.  While the sub-advisor will seek to manage the Fund’s volatility and overall risk exposure in a prudent manner, it is possible that the Fund may exhibit negative returns in any particular month, quarter or year.  Nonetheless, the Fund’s portfolio managers will carefully manage overall risk and will add risk when appropriately compensated by additional return.

The Fund is classified as a non-diversified investment company, which means that it may invest in a limited number of issuers, and therefore, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.  The Fund expects to engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

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GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Strategic Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchanged-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

The Fund’s main strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities, including cash equivalents.  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding capital market expectations, the economic outlook, and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Absolute Return Asset Allocation Fund seeks to achieve consistent absolute positive returns over time regardless of the market environment.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  Using qualitative and quantitative techniques, the Fund’s assets may be oriented more or less toward alternative investments, or toward various types of opportunistic investments.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

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GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Multi-Asset Income Asset Allocation Fund seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, REITs and MLPs.  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including ADRs).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.
The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

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GUIDEPATHSM FIXED INCOME ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Fixed Income Allocation Fund seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

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GUIDEPATHSM ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Altegris® Diversified Alternatives Allocation Fund seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris, including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, and the Altegris® Fixed Income Long Short Fund.  Both Altegris and the Advisor are wholly-owned subsidiaries of Genworth Financial, Inc.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and exchange-traded products, such as ETFs and ETNs.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Managed Futures Strategy, a Global Macro Strategy, an Equity Long/Short Strategy and a Fixed Income Strategy (each described below).  Additional strategies may be added over time.  The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to a Managed Futures or Global Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.  A Managed Futures Strategy is a trend-following strategy that alerts portfolio managers when to take long or short positions, giving them the opportunity to potentially profit from both positive and negative developments in multiple markets and asset classes simultaneously.  In contrast to a Managed Futures Strategy that reacts to trends, portfolio managers following a Global Macro Strategy seek to predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  Both a Managed Futures Strategy and a Global Macro Strategy may give the Fund exposure to emerging markets.

Assets managed pursuant to an Equity Long/Short Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks, stock warrants and rights and convertible debt securities.

Assets managed pursuant to a Fixed Income Strategy, or in a Fixed Income Long/Short Strategy, may be invested in a wide variety of domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986 , as amended , by investing up to 25% of its assets through a Subsidiary.  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

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Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

FURTHER DETAILS ABOUT THE FUNDS

Cash and Short-Term Investments.  Each Fund may from time to time have a portion of its assets invested in money market mutual funds, cash and short-term, high-quality money market investments.  The Funds may invest in money market investments while waiting to invest cash received from purchases of Fund shares, the sale of portfolio securities or other sources.  Money market investments purchased by a Fund will be rated in one of the four highest ratings categories by an NRSRO.  Under normal circumstances, each Fund may hold cash or money market securities such as money market mutual funds, commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (such as U.S. Treasury obligations) and repurchase agreements.

Investments in Other Investment Companies and Exchange-Traded Funds.  Each Fund may invest in other investment companies (including business development companies), ETFs and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.  A Fund’s investments in shares of other investment companies (including certain ETFs) are limited by the federal securities laws and regulations governing mutual funds.  The Fund’s investments in securities of other investment companies, including ETFs, may result in the duplication of certain fees and expenses.

Ordinarily, the 1940 Act prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, GPS Funds I and GPS Funds II (each a “Trust” and, together, the “Trusts”) may rely on provisions of the 1940 Act that permit a Fund to operate as a fund of funds that invests in underlying mutual funds, along with certain other investments.  Additionally, the Trusts and certain unaffiliated Underlying Funds (including ETFs) have obtained exemptive orders from the SEC that each permit a Fund or Funds to acquire securities of other investment companies in excess of the percentage limits of the 1940 Act.  Each Fund that invests in Underlying Funds may choose to rely from time to time on the provisions of the 1940 Act, the Funds’ exemptive order and/or exemptive orders obtained by Underlying Funds.

Investments in Affiliated Underlying Funds.  Each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). For example, each Fund may invest in Underlying Funds that are advised by Altegris (which, like the Advisor, is a wholly-owned subsidiary of Genworth Financial, Inc.), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund and the Altegris® Equity Long Short Fund. Because the Advisor and/or its affiliates receive asset-based fees for providing services to the affiliated Underlying Funds, the Funds’ investments in such affiliated Underlying Funds would benefit the Advisor and/or its affiliates. Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Funds’ assets.

Liquidity of Investments.  Adverse market developments or unfavorable investor perceptions may cause the securities held by an Underlying Fund, or the Underlying Fund itself, to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or an Underlying Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and in unfavorable conditions causing a loss to the Fund or Underlying Fund.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT

Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money.

The alphabetized table below, and the descriptions that follow, describe the principal risks of investing in the Funds.  These risks could adversely affect the net asset value and total return of a Fund and your investment.  For purposes of this section, the term “Fund” should be read to mean the Funds and the Underlying Funds.

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● Applicable -- Not Applicable	GuideMarkSM Large Cap Growth Fund	GuideMarkSM Large Cap Value Fund	GuideMarkSM Small/Mid Cap Core Fund	GuideMarkSM World Ex-US Fund	GuideMarkSM Opportunistic Equity Fund	GuideMarkSM Global Real Return Fund
Agricultural Sector Risk	--	--	--	--	--	●
Alternative Strategies Risk	--	--	--	--	--	●
Commodities Risk	--	--	--	--	--	●
Convertible Securities Risk	--	--	--	--	--	--
Credit Risk	--	--	--	--	--	●
Derivatives Risk	--	●	●	●	●	●
Emerging Markets Risk	●	--	--	●	●	●
Energy Sector Risk	--	--	--	--	--	●
Exchange-Traded Funds Risk	--	--	--	●	--	●
Foreign Exchange Trading Risk	--	--	--	--	--	--
Foreign Securities Risk	●	●	●	●	●	●
Fund of Funds Risk	--	--	--	--	--	--
Growth Investment Risk	●	--	--	--	--	--
High-Yield Debt Securities Risk	--	--	--	--	--	--
Inflation-Indexed Securities Risk	--	--	--	--	--	--
Interest Rate Risk	--	--	--	--	--	●
Liquidity Risk	--	--	●	●	●	●
Loan Risk	--	--	--	--	--	--
Management Risk	●	●	●	●	●	●
Market Risk	●	●	●	●	●	●
Master Limited Partnership Risk	--	--	--	--	--	--
Maturity Risk	--	--	--	--	--	--
Metal and Mining Sector Risk	--	--	--	--	--	●
Mortgage- and Asset-Backed Securities Risk	--	--	--	--	--	--
Municipal Securities Risk	--	--	--	--	--	--
Non-Diversification Risk	--	--	--	--	●	--
Pooled Investment Vehicle Risk	--	--	--	--	--	●
Portfolio Turnover Risk	--	--	--	--	●	--
Real Estate Risk	--	--	--	●	--	●
Regulatory Change Risk	--	--	--	--	--	--
Short Selling and Short Position Risk	--	--	--	--	--	--
Small and Medium Capitalization Company Risk	●	--	●	●	●	--
Structured Note Risk	--	--	--	--	--	--
Tax Risk	--	--	--	--	--	--
U.S. Government Agency Obligations Risk	--	--	--	--	--	--
Value Investment Risk	--	●	--	--	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	--	--

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● Applicable -- Not Applicable	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Tax-Exempt Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund	GuidePathSM Strategic Asset Allocation Fund	GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
Agricultural Sector Risk	--	--	--	--	--
Alternative Strategies Risk	--	--	--	●	●
Commodities Risk	--	--	●	●	●
Convertible Securities Risk	--	--	●	--	--
Credit Risk	●	●	●	●	●
Derivatives Risk	--	--	●	●	●
Emerging Markets Risk	--	--	●	●	●
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	--	--	--	●	●
Foreign Exchange Trading Risk	--	--	●	--	--
Foreign Securities Risk	--	--	●	●	●
Fund of Funds Risk	--	--	--	●	●
Growth Investment Risk	--	--	--	●	●
High-Yield Debt Securities Risk	--	●	●	●	●
Inflation-Indexed Securities Risk	--	--	●	--	--
Interest Rate Risk	●	●	●	●	●
Liquidity Risk	●	●	●	--	--
Loan Risk	--	--	●	--	--
Management Risk	●	●	●	●	●
Market Risk	●	●	●	●	●
Master Limited Partnership Risk	--	--	--	--	--
Maturity Risk	●	●	●	--	--
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	●	--	●	●	●
Municipal Securities Risk	--	●	--	--	--
Non-Diversification Risk	--	--	●	--	--
Pooled Investment Vehicle Risk	--	--	--	--	--
Portfolio Turnover Risk	●	--	●	--	--
Real Estate Risk	--	--	--	●	●
Regulatory Change Risk	--	--	--	--	--
Short Selling and Short Position Risk	--	--	--	--	--
Small and Medium Capitalization Company Risk	--	--	--	●	●
Structured Note Risk	--	--	--	--	--
Tax Risk	--	●	--	--	--
U.S. Government Agency Obligations Risk	●	--	●	●	●
Value Investment Risk	--	--	--	●	●
Wholly-Owned Subsidiary Risk	--	--	--	--	--

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● Applicable -- Not Applicable	GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	GuidePathSM Absolute Return Asset Allocation Fund	GuidePathSM Multi-Asset Income Asset Allocation Fund	GuidePathSM Fixed Income Allocation Fund	GuidePathSM Altegris® Diversified Alternatives Allocation Fund
Agricultural Sector Risk	--	--	--	--	●
Alternative Strategies Risk	●	●	●	--	●
Commodities Risk	●	●	●	--	●
Convertible Securities Risk	--	--	●	●	●
Credit Risk	●	●	●	●	●
Derivatives Risk	●	●	●	●	●
Emerging Markets Risk	●	●	●	●	●
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	●	●	●	●	●
Foreign Exchange Trading Risk	--	--	●	●	●
Foreign Securities Risk	●	●	●	●	●
Fund of Funds Risk	●	●	●	●	●
Growth Investment Risk	●	●	●	--	--
High-Yield Debt Securities Risk	●	●	●	●	●
Inflation-Indexed Securities Risk	--	--	--	--	--
Interest Rate Risk	●	●	●	●	●
Liquidity Risk	--	--	●	●	●
Loan Risk	--	--	●	●	--
Management Risk	●	●	●	●	●
Market Risk	●	●	●	●	●
Master Limited Partnership Risk	--	--	●	--	--
Maturity Risk	--	--	●	●	●
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	●	●	●	●	●
Municipal Securities Risk	--	--	●	●	--
Non-Diversification Risk	--	--	--	--	--
Pooled Investment Vehicle Risk	--	--	--	--	●
Portfolio Turnover Risk	--	--	--	--	●
Real Estate Risk	●	●	●	--	--
Regulatory Change Risk	--	--	--	--	●
Short Selling and Short Position Risk	--	--	--	--	●
Small and Medium Capitalization Company Risk	●	--	●	--	●
Structured Note Risk	--	--	--	--	●
Tax Risk	--	--	--	--	--
U.S. Government Agency Obligations Risk	●	●	●	●	●
Value Investment Risk	●	●	●	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	●

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●
Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely related investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting the agricultural sector, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can influence industry profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, the companies in the agriculture sector must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of such companies. In addition, agricultural and livestock businesses may be significantly affected by adverse weather, pollution and/or disease which could limit or halt production.

●
Alternative Strategies Risk:  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies may also expose the Fund to the risk that a counterparty to a transaction will not perform as promised, including because of such counterparty’s bankruptcy or insolvency, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

●
Commodities Risk:  A Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

A Fund’s ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Code relating to the Fund’s qualification as a regulated investment company (“RIC”) and may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service (“IRS”). Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder’s return.  Pursuant to the Code, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC. Gains from the disposition of commodities are not considered qualifying income for this purpose. Additionally, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income.  As a result, a Fund’s ability to directly invest in commodity-linked investments as part of its investment strategy is limited to a maximum of 10% of its gross income.

●
Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

●
Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Funds may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

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Each Fund, except for the Core Fixed Income Fund and the Tax-Exempt Fixed Income Fund, may use stock index futures for the purpose of gaining full exposure to the Fund’s benchmark.  In general, the use of stock index futures for this purpose does not significantly increase a Fund’s risk and does not lead to leverage within a Fund.  The Opportunistic Fixed Income Fund and Altegris® Diversified Alternatives Allocation Fund may use stock index futures for other hedging and investment purposes, which may magnify the overall risks to each such Fund.

The Core Fixed Income Fund, the Opportunistic Equity Fund, the World ex-US Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund, the Absolute Return Asset Allocation Fund, the Tactical UnconstrainedSM Asset Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund may engage in currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within these Funds to non-dollar-denominated assets.  In general, the use of currency derivative contracts for hedging may reduce the overall risk level of these Funds, albeit at a cost that may lower overall performance.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.  The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract.  In general the use of currency derivatives for hedging purposes will not lead to leverage within these Funds.

The Core Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund may engage in money market and fixed income derivatives contracts including futures, forwards, options and swaps, for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities.  In general, the use of money market and fixed income derivatives may increase the risk within these Funds.  The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract.  The investment results achieved by the use of money market and fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  Derivatives may also create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund committed in connection with the derivatives.  The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

●
Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Additionally, a Fund trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

●
Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

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●
Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange.  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.  In some cases, an ETF may seek to replicate the performance of a particular index by identifying and holding only a subset of the securities in the index or by holding one or more derivative instruments related to the index.  In such cases, an investment in the ETF is subject to the risk that the replication strategy used by the ETF will fail to accurately track the performance of the index.  In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives.

●
Foreign Exchange Trading Risk:  The Opportunistic Fixed Income Fund,  the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund each may actively trade in spot and forward currency positions and related currency derivatives in an attempt to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

●
Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

●
Fund of Funds Risk:  A Fund may be subjected to fund of funds risk, which means that the ability of a Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that a Fund allocates to the Underlying Funds.  There can be no assurance that either a Fund or the Underlying Funds will achieve their investment objectives.

●
Growth Investment Risk:  Growth investment risk is the risk that a Fund’s investment in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, a Fund’s investment in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

●
High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

●
Inflation-Indexed Securities Risk:   Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

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●
Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of a Fund’s investments decreases, investors in those Funds may lose money.

●
Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

●
Loan risk: Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.  Additional risks may include the risk of subordination to the interests of other creditors, limited or no collateral, the lack of  a secondary market, extended settlement periods, the risk of prepayment and the lack of publicly available information.

●	Management Risk: An investment or allocation strategy used by a Fund may fail to produce the intended results.

●
Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

●
Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded on an exchange or in the over-the-counter market.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Although investors in an MLP would normally not be liable for debts of the MLP beyond the amount of their investment, they may not be shielded from liability to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to tax risk.  MLPs do not pay U.S. federal income tax at the partnership level.  A change in current tax law or the underlying business mix of an MLP could result in the MLP being treated as a corporation for U.S. federal income tax purposes, in which case the MLP would be required to pay U.S. federal income tax on its taxable income.  Taxation of an MLP in which the Fund invests would result in a reduction of the value of the Fund’s investment in the MLP and, consequently, your investment in the Fund.  Additionally, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC.  Income derived by the Fund from a partnership that is not a qualified publicly traded partnership as defined in the Code will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

●
Maturity Risk:  The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate- to long-term maturities.  The Core Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

●
Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

●
Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

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●
Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which a Fund invests could negatively impact the Fund.

●
Non-Diversification Risk: Each of the Opportunistic Equity Fund and the Opportunistic Fixed Income Fund is a non-diversified investment company, which means that more of its assets may be invested, directly or indirectly, in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

●
Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

●
Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

●
Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the 1940 Act.  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

●
Regulatory Change Risk:  Certain Underlying Funds advised by Altegris have filed with the National Futures Association (“NFA”), a notice claiming an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Altegris Funds’ operation. Recently the CFTC amended Section 4.5, and is promulgating new rules, which will subject the Fund and Underlying Funds to regulation by the CFTC.  Certain of the requirements that would apply to the Fund and Underlying Funds have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted.  These changes will result in additional registration and disclosure obligations, may potentially limit or restrict the ability of an Altegris Underlying Fund to pursue its investment strategies in substantially the same manner as it currently does, and may increase future operating and investment costs of the Underlying Funds and, consequently, the Fund.

●
Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer, and must then replace the security borrowed at the market price at the time of replacement. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

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●
Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

●	Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

●
Tax Risk:  The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  Some income may be subject to the federal AMT that applies to certain investors.  Capital gains, if any, are taxable.

●
U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

●
Value Investment Risk:  A Fund’s investment in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  A Fund’s investment in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Advisor or a Fund’s sub-advisor believes are their full value.

●
Wholly-Owned Subsidiary Risk:  A Subsidiary will not be registered under the Investment Company Act of 1940 (the “1940 Act”) and will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and each Subsidiary are organized, respectively, could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.  Furthermore, because the Subsidiary is a controlled foreign corporation, any income received from its investments in underlying pooled investment vehicles may be taxed to an Altegris Fund at less favorable rates than capital gains.  Additionally, the IRS has issued a number of private letter rulings to mutual funds, which indicate that income from a fund’s investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income.  It is not anticipated that all of the Underlying Funds in which the Fund may invest will have received such a private letter ruling.  However, the IRS has suspended issuance of any further private letter rulings pending a review of its position.  Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years.

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TEMPORARY DEFENSIVE POSITIONS
Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Funds will not invest for short-term trading purposes.  A Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Funds, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Funds.  A higher turnover rate also could result in more realization of taxable capital gains within the Funds, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.  The trading costs and tax consequences associated with a Fund’s portfolio turnover may affect its overall investment performance.

The Funds cannot accurately predict future annual portfolio turnover rates.  Each Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  A Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings on their website at www.GenworthWealth.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statements of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at (888) 278-5809.

MANAGEMENT OF THE FUNDS
Investment Advisor
Genworth Financial Wealth Management, Inc., 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967, serves as the investment advisor to each of the Funds under an investment advisory agreement with each Trust (the “Investment Advisory Agreement”).  GFWM is registered as an investment advisor with the SEC.

Genworth Holdings, Inc. (formerly named Genworth Financial, Inc.) (“Genworth”), the parent company of: (i) Genworth Financial Wealth Management, Inc. the Advisor; and (ii) Altegris Advisors, LLC (“Altegris”), sub-advisor of the GuidePathSM Altegris® Diversified Alternatives Allocation Fund, has agreed to enter into a transaction (the “Transaction”) whereby private equity funds managed by Aquiline Capital Partners LLC and Genstar Capital, LLC and certain other investors (together the “Buyer”) will acquire the Advisor and Altegris.  The closing of the Transaction is expected to occur in the second half of 2013 (the “Closing”), provided all of the conditions to the Closing are met. Upon the Closing, the Advisor and Altegris will be indirect wholly owned subsidiaries of the Buyer.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of a Trust (the “Board of Trustees” or the “Board”) sets each Fund’s overall investment strategies.  For Funds that are not sub-advised, the Advisor also manages the Fund’s portfolio of investments.  For sub-advised Funds, the Advisor: (i) evaluates, selects and recommends sub-advisors to manage all or part of a Fund’s assets; (ii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors; (iii) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (iv) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  For the GuidePathSM Altegris® Diversified Alternatives Allocation Fund, the Advisor also implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by the sub-advisor, Altegris.  The Advisor has ultimate responsibility (subject to oversight by a Trust’s Board of Trustees) to oversee any sub-advisors and recommends their hiring, termination and replacement.  Zoё Brunson, CFA, and Michael Abelson, CFA, of GFWM are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Funds.  Mr. Abelson and Ms. Brunson are responsible for the day-to-day management of the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund.  The Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

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●	Michael Abelson, CFA
Senior Vice-President, Investments
Mr. Abelson is a Senior Vice-President of GFWM, responsible for the firm’s investment functions. Mr. Abelson joined the firm in 1994. He became SVP Investments in 2006.  Mr. Abelson has served as a portfolio manager for the GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund since 2012, and has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011.

●	Zoë Brunson, CFA
Director of Investment Strategies
Ms. Brunson is Director of Investment Strategies for GFWM, responsible for managing specific areas of the firm’s research, due-diligence and portfolio management functions. Ms. Brunson joined the firm in 2007.  Ms. Brunson has served as a portfolio manager for the GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund since 2012, and has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011.  Prior to 2007 Ms. Brunson was a Director at Standard & Poor’s where she led the team responsible for manager research and multi-manager portfolios.

The Advisor receives an annual fee from each Fund for its services according to the following table:

Fund	Management Fee (as a percentage of average daily net assets)
GuideMarkSM Large Cap Growth Fund	0.70%
GuideMarkSM Large Cap Value Fund	0.70%
GuideMarkSM Small/Mid Cap Core Fund	0.75%
GuideMarkSM World Ex-US Fund	0.70%
GuideMarkSM Opportunistic Equity Fund	0.80%
GuideMarkSM Global Real Return Fund	0.65%
GuideMarkSM Core Fixed Income Fund	0.50%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.50%
GuideMarkSM Opportunistic Fixed Income Fund	0.70%
GuidePathSM Strategic Asset Allocation Fund	0.25%
GuidePathSM Tactical Constrained Asset Allocation Fund	0.25%
GuidePathSM Tactical Unconstrained Asset Allocation Fund	0.35%
GuidePathSM Absolute Return Asset Allocation Fund	0.35%
GuidePathSM Multi-Asset Income Asset Allocation Fund	0.35%
GuidePathSM Fixed Income Allocation Fund	0.25%
GuidePathSM Altegris® Diversified Alternatives Allocation Fund	0.15%

The Advisor has entered into a Fee Waiver Agreement with GPS Funds I designed to provide the Funds’ shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase.  Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.  Please note that the aforementioned waiver does not apply to GPS Funds II, which includes the GuideMarkSM Global Real Return Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund and GuidePathSM Altegris® Diversified Alternatives Allocation Fund.

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The Advisor has entered into Expense Limitation Agreements in which it has agreed to waive fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that each Fund’s Total Annual Fund Operating Expenses do not exceed a stated maximum percentage (net of distribution and/or service (12b-1) fees, administrative service fees, and securities lending expense reductions) (“cap”) for the period ending on July 31, 2014.  Under the Agreements, the Advisor may recapture waived fees and expenses it assumed for a three-year period under specified conditions.  The expense cap for each Fund (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) is as follows:

Fund	Expense Cap
GuideMarkSM Large Cap Growth Fund	0.99%
GuideMarkSM Large Cap Value Fund	0.99%
GuideMarkSM Small/Mid Cap Core Fund	1.09%
GuideMarkSM World Ex-US Fund	1.09%
GuideMarkSM Opportunistic Equity Fund	1.10%
GuideMarkSM Global Real Return Fund	1.05%
GuideMarkSM Core Fixed Income Fund	0.79%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.79%
GuideMarkSM Opportunistic Fixed Income Fund	1.05%
GuidePathSM Strategic Asset Allocation Fund	0.50%
GuidePathSM Tactical Constrained Asset Allocation Fund	0.50%
GuidePathSM Tactical Unconstrained Asset Allocation Fund	0.60%
GuidePathSM Absolute Return Asset Allocation Fund	0.60%
GuidePathSM Multi-Asset Income Asset Allocation Fund	0.60%
GuidePathSM Fixed Income Allocation Fund	0.55%
GuidePathSM Altegris® Diversified Alternatives Allocation Fund	0.50%

Finally, effective December 13, 2012, the Advisor has contractually agreed to waive its entire Management and Administrative Services Fees for the Altegris ® Diversified Alternatives Allocation Fund, for the period ending on July 31, 2014.

The Advisor’s primary business is to operate the Genworth Financial Wealth Management, Inc. investment platform (the “GFWM Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the GFWM Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMarkSM and GuidePathSM Funds are included among the many investment solutions made available through the GFWM Platform.  GFWM advised or administered in excess of $21.5 billion in investor assets as of June 30, 2013, including mutual funds, variable annuities, ETFs and privately managed accounts.

GFWM also provides certain administrative services to the Service Shares of the Funds, pursuant to Administrative Services Agreements between the Funds and GFWM, for which GFWM receives a fee of 0.25% of the average daily net assets of the Services Shares of the Funds.  The administrative services may include development and maintenance of a web-based software platform for both investment advisors and shareholders; creation of a customized full-color client Quarterly Performance Review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares, including the transfer agent and custodian.

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The Advisor has entered into a sub-advisory agreement with each sub-advisor (on behalf of the applicable Funds) and compensates each sub-advisor out of the management fees it receives from the applicable Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Funds; (ii) monitoring the ongoing performance and operations of the sub-advisors; (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors; and (iv) determining asset allocation strategies to be used for the Funds.  The Advisor pays any such consultant fees from its own resources.

Each sub-advisor makes investment decisions for the portion of the applicable Fund’s assets that it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with each Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change.  The Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the GPS Funds I Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements will be available in the Funds’ semi-annual report to shareholders for the period ended September 30, 2013.  A discussion regarding the basis for the GPS Funds II Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements will be available in the Funds’ semi-annual report to shareholders for the period ending September 30, 2013.

Sub-Advisors and Portfolio Managers
The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Large Cap Growth Fund:
Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor to the Large Cap Growth Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of June 30, 2013, Wellington Management had approximately $774 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

●	Paul Marrkand, CFA
Senior Vice President and Equity Portfolio Manager
Mr. Marrkand joined Wellington Management as an investment professional in 2005.  Mr. Marrkand has served as the portfolio manager for the Fund since 2011.

Large Cap Value Fund:
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is the sub-advisor to the Large Cap Value Fund.  BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  BHMS is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. BHMS is an SEC-registered investment advisor with approximately $79.2 billion in assets under management as of June 30, 2013.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

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●	Mark Giambrone, CPA
Managing Director and Portfolio Manager
Mr. Giambrone joined BHMS in January 1999.  Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates.  During his 21-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal.  Mr. Giambrone is a member of the American Institute of Certified Public Accountants.  He graduated summa cum laude from Indiana University with a BS in Business and received an MBA from the University of Chicago.  Mr. Giambrone has served as a portfolio manager for the Fund since 2011.

Small/Mid Cap Core Fund:
Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the Small/Mid Cap Core Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of June 30, 2013, Pyramis had approximately $188 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

Young Chin is the Lead Portfolio Manager of this team managed Fund.  He generally oversees the Fund’s day-to-day investment activities.  Chad Colman, Andrew Burzumato, Thorsten Becker, Jody Simes, Vincent Rivers, Arun Daniel and Chandler Willett are each Sector Portfolio Managers responsible for stock selection for certain sector(s) within the Fund.  The Lead Portfolio Manager works closely with the Sector Portfolio Managers to monitor the portfolio characteristics and risks and to maintain the sector weighting boundaries of the Fund’s investment strategy, but has no authority to override the stock selection decisions of the Sector Portfolio Managers.

●	Young Chin
Lead Portfolio Manager
Mr. Chin is Chief Investment Officer of Pyramis.  Mr. Chin has been associated with Pyramis since 2006 and has over 33 years in the investment management business.  Prior to joining Pyramis, Mr. Chin served as president and chief executive officer for Gartmore Global Investments and co-global chief investment officer – equities for Gartmore Group.

●	Chad Colman
Sector Portfolio Manager
Mr. Colman is a Sector Portfolio Manager covering the Global Industrials sector. Mr. Colman joined Pyramis in 2009 as a research analyst for the Industrials sector.  Prior to joining Pyramis, Mr. Colman served as a senior analyst at RiverSource Investments (formerly American Express Financial Advisors).  He has 10 years of investment industry experience.

●	Andrew Burzumato
Sector Portfolio Manager
Mr. Burzumato is a Sector Portfolio Manager covering the Consumer Staples and Utilities sectors, a position he has held since October 2003.  He joined FMR LLC in August 2002 as a research analyst.

●	Thorsten Becker
Sector Portfolio Manager
Mr. Becker is a Sector Portfolio Manager covering the Financial Services and Telecommunications sectors, a position he has held since January 2004.  He joined FMR LLC in 1996 as a research analyst.

●	Jody Simes
Sector Portfolio Manager
Mr. Simes is a Sector Portfolio Manager covering the Energy and Materials sectors, a position he has held since August 2003. Mr. Simes first joined FMR LLC in 1993 and, since 1998, has worked as a research analyst and, since 2003, as a portfolio manager.

●	Vincent Rivers
Sector Portfolio Manager
Mr. Rivers is a Sector Portfolio Manager covering the Information Technology and Telecom sectors.  Mr. Rivers joined Pyramis in 2006 as a research analyst for the Telecom sector.  Prior to joining Pyramis, Mr. Rivers served as a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006.  He has 14 years experience in the financial services and investment industries.

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•	Arun Daniel
Sector Portfolio Manager
Mr. Daniel is a Sector Portfolio Manager covering the Consumer Discretionary sector, a position he has held since 2007.  Prior to joining Pyramis, he was vice president and sector head for the Consumer sector at ING Investment Management, North America.  He has more than 21 years of investment and consumer industry experience.

•	Chandler Willett
Sector Portfolio Manager
Mr. Willett is a Sector Portfolio Manager covering the Healthcare sector, a position he has held since 2006.  Prior to joining Pyramis, he served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of healthcare in both U.S. and international markets including pharmaceuticals, medical devices, life sciences and healthcare services.  He has more than 11 years of investment industry experience.

World ex-US Fund:
Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the World ex-US Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of June 30, 2013, Pyramis had approximately $188 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	César Hernandez, CFA
Portfolio Manager
Mr. Hernandez joined Fidelity Investments in 1989.  Mr. Hernandez developed the Select International strategy at Fidelity Investments and has been responsible for managing Select International and Select Global portfolios on behalf of institutional investors around the world since the discipline’s inception in 1989.  Mr. Hernandez began his investment career in 1986.  Mr. Hernandez has served as the portfolio manager for the Fund since 2011.

Opportunistic Equity Fund:
Westfield Capital Management Company, L.P. (“Westfield”) is a sub-advisor to the Opportunistic Equity Fund.  Westfield is located at One Financial Center, 24th Floor, Boston, Massachusetts 02111. Westfield is an SEC-registered investment advisor that was founded in 1989.  Westfield is 100% employee owned.  As of March 31, 2013, Westfield had approximately $15.2 billion in assets under management. Investment decisions for the Fund are made by the Westfield Investment Committee (the “Committee”). William A. Muggia is the lead member of the Committee, which is composed of Westfield's security analysts, an economist and a portfolio strategist. Although the Committee collectively acts as portfolio manager for the Fund, Westfield lists the following Committee members, based either on seniority or role within the Committee, as having day-to-day management responsibilities for Westfield’s allocated portion of the Fund’s portfolio.

•	William A. Muggia
President, Chief Executive Officer and Chief Investment Officer
Mr. Muggia has worked at Westfield since 1994.  He covers Healthcare and Energy, as well as provides overall market strategy.  Mr. Muggia has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	Ethan J. Meyers, CFA
Managing Partner
Mr. Meyers has worked at Westfield since 1999.  He covers Industrials and Business Services.  Mr. Meyers has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

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•	John M. Montgomery
Managing Partner and Portfolio Strategist
Mr. Montgomery has worked at Westfield since 2006.  Mr. Montgomery has focused on portfolio and investment process strategy for Westfield’s allocated portion of the Fund since its inception.

•	Hamlen Thompson
Managing Partner
Mr. Thompson has worked at Westfield since 2003.  He covers Energy and Industrials.  Mr. Thompson has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	Bruce N. Jacobs, CFA
Managing Partner
Mr. Jacobs has worked at Westfield since 2004.  He covers Health Care and Consumer Staples.  Mr. Jacobs has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is a sub-advisor to the Opportunistic Equity Fund.  Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is registered as an investment advisor with the SEC and is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded holding company.  As of June 30, 2013, Diamond Hill had approximately $10.4 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Fund’s portfolio:

•	Rick Snowdon, CFA
Portfolio Manager and Co-Director of Research
Mr. Snowdon has served as an investment professional at Diamond Hill since 2007.  Prior to joining Diamond Hill, Mr. Snowdon served as a board member and consultant with Adams Rite Manufacturing.  Mr. Snowdon was an energy trader/vice president for Energy Trading for American Electric Power from 1997 to 2002 and a junior trader with Enron Corporation from 1996 to 1997.  Mr. Snowdon has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

•	Austin Hawley, CFA
Portfolio Manager and Co-Director of Research
Mr. Hawley has served as an investment professional at Diamond Hill since 2008.  Prior to joining Diamond Hill, Mr. Hawley was an equity analyst at Putnam Investments.  Mr. Hawley was also an investment associate at Putnam Investments from 1999 to 2002.  Mr. Hawley has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

River Road Asset Management, LLC (“River Road”), a sub-advisor to the Opportunistic Equity Fund, is wholly owned by Aviva Investors North America Holdings, Inc. and headquartered in Louisville, Kentucky.  River Road is registered as an investment adviser with the SEC.  As of June 30, 2013, River Road had approximately $8.0 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of River Road’s allocated portion of the Fund’s portfolio:

•	Henry W. Sanders III
Portfolio Manager
Mr. Sanders is the Executive Vice President of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth Trust Company.  Mr. Sanders has served as a portfolio manager for the Fund since January 2013.

•	Thomas S. Forsha
Portfolio Manager
Mr. Forsha is the Co-Chief Investment Officer of River Road.  Prior to joining River Road, Mr. Forsha served as Equity Analyst and Portfolio Manager for ABN AMRO Asset Management USA.  Mr. Forsha has served as a portfolio manager for the Fund since January 2013.

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•	James C. Shircliff
Portfolio Manager
Mr. Shircliff is the Chief Investment Officer of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Shircliff served as Executive Vice President, Portfolio Manager, and Director of Research for SMC Capital, Inc.  Mr. Shircliff has served as a portfolio manager for the Fund since January 2013.

Global Real Return Fund:
SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts  02111, serves as the sub-advisor to the Global Real Return Fund.  As of June 30, 2013, SSgA FM had approximately $302 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of the Fund’s portfolio:

•	Robert Guiliano
Vice President and Senior Portfolio Manager
Mr. Guiliano is a Vice President of State Street Global Advisors and a Senior Portfolio Manager in SSgA's US Portfolio Management - Investment Solutions Group (ISG). He joined the firm in November 1997 and his responsibilities include the management of real asset, tactical, and strategic multi-asset allocation strategies as well as conducting research, product development, and advising institutional clients on investment policy.

•	Christopher Goolgasian, CPA, CFA, CAIA
Vice President and Head of Portfolio Management – Americas for the Investment Solutions Group
Mr. Goolgasian is a Managing Director of State Street Global Advisors and Head of Portfolio Management – Americas for the Investment Solutions Group. He is responsible for developing and implementing tactical and strategic multi asset class solutions for institutional clients. Previously, Mr. Goolgasian was an Institutional Portfolio Manager with Pyramis Global Advisors, a Fidelity Investments Company. In this role he worked with institutional clients on strategic, tactical and lifecycle portfolios. Prior to joining Fidelity in 1997, Mr. Goolgasian spent nearly three years as a CPA with the public accounting firm Kaplan, Moran & Digennaro.  Mr. Goolgasian earned a Masters of Business Administration from Bryant University in 1997 with a concentration in Finance and a Bachelor of Arts from Bryant University in 1995 with a concentration in Accounting.  He has earned the Chartered Financial Analyst designation, and is CAIA and CPA, and a member of the CFA Institute, the Boston Security Analyst Society and the Chartered Alternative Investment Analyst (CAIA) Association.  He is also a professor of Finance at Bryant University.

Core Fixed Income Fund:
Wellington Management Company, LLP (“Wellington Management”) is a sub-advisor to the Core Fixed Income Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of June 30, 2013, Wellington Management had approximately $774 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Wellington Management’s allocated portion of the Fund’s portfolio:

●	Campe Goodman, CFA
Vice President and Fixed Income Portfolio Manager
Mr. Goodman has served as Portfolio Manager of the Fund since its inception in 2012. Mr. Goodman joined Wellington Management as an investment professional in 2000.

•	Joseph F. Marvan, CFA
Senior Vice President and Fixed Income Portfolio Manager
Mr. Marvan has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Marvan joined Wellington Management as an investment professional in 2003.

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●	Lucius T. (L.T.) Hill, III
Senior Vice President and Fixed Income Portfolio Manager
Mr. Hill has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Hill joined Wellington Management as an investment professional in 1993.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is a sub-advisor to the Core Fixed Income Fund.  BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  BHMS is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. BHMS is an SEC-registered investment advisor with approximately $79.2 billion in assets under management as of June 30, 2013.  The following portfolio managers are primarily responsible for the day-to-day management of BHMS’ allocated portion of the Fund’s portfolio:

●	David Hardin
Managing Director and Portfolio Manager
Mr. Hardin joined BHMS in February 1987 as a portfolio manager. Currently, he serves as the lead portfolio manager for Intermediate and Short maturity strategies and is a generalist in fixed income credit research. He also manages BHMS’ municipal portfolios.  Prior to joining BHMS, Mr. Hardin was vice president and director of the fixed income group in the trust department at Republic Bank Dallas. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 37-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.  Mr. Hardin has served as a portfolio manager for the Fund since 2010.

●	John Williams, CFA
Managing Director and Portfolio Manager
Mr. Williams joined BHMS in July 1983 to launch its fixed income management. Currently, he serves as the Chief Investment Officer for all fixed income strategies.  In addition to developing portfolio strategy, he is responsible for risk management and assists on MBS sector management. While at BHMS, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is an active member of the CFA Society of Dallas-Fort Worth.  Prior experience includes being an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. Prior to that, he was a portfolio manager and securities analyst in the trust department at InterFirst Bank Dallas. He has also managed balanced and municipal portfolios during his 37-year investment career.  Mr. Williams has served as a portfolio manager for the Fund since 2010.

●	Deborah Petruzzelli
Managing Director and Portfolio Manager
Ms. Petruzzelli joined BHMS in May 2003 as a portfolio manager. Her primary area of responsibility is mortgage-backed, asset-backed, and commercial mortgage-backed securities, for which she serves as lead analyst and strategist. Ms. Petruzzelli also serves as a member of BHMS’ fixed income group’s investment strategy committee.  During her 27-year investment career, Ms. Petruzzelli has served as managing director/senior portfolio manager for Victory Capital Management, Inc., where she was responsible for the management of asset-backed securities, collateralized mortgage-backed securities, and whole-loan sectors for all client portfolios. Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as senior vice president for ABS syndication and traded asset-backed securities and mortgage-based securities.  Ms. Petruzzelli has served as a portfolio manager for the Fund since 2010.

●	Scott McDonald, CFA
Managing Director and Portfolio Manager
Mr. McDonald joined BHMS in June 1995. He currently serves as the lead portfolio manager for our Long Duration strategies, specializing in corporate and government bonds.  He is also a generalist in investment grade fixed income credit research. Mr. McDonald is active in the CFA Society of Dallas-Fort Worth.  During his 24-year investment career, Mr. McDonald previously served as senior vice president and portfolio manager at Life Partners Group, Inc., managing more than $3 billion in corporate bonds, private placements and mortgages. Prior to that, he was a credit supervisor and lending officer for Chase Bank of Texas.  Mr. McDonald has served as a portfolio manager for the Fund since 2010.

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●	Mark Luchsinger, CFA
Managing Director and Portfolio Manager
Mr. Luchsinger joined BHMS in April 1997. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is the lead portfolio manager for Core and Core Plus strategies.  He is also a generalist in investment grade and high yield credit research. Mr. Luchsinger is active in the CFA Society of Dallas-Fort Worth.  During his 32-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company and as senior investment portfolio manager for Western Preferred Corporation. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent 10 years in fixed income sales at First Boston Corporation, PaineWebber and Morgan Keegan.  Mr. Luchsinger has served as a portfolio manager for the Fund since 2010.

Tax-Exempt Fixed Income Fund:
Delaware Investments Fund Advisers (formerly known as Delaware Management Company) (“DIFA”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  DIFA is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is an SEC-registered investment advisor and a majority-owned subsidiary of Delaware Management Holdings, Inc.  “Delaware Investments” refers to Delaware Management Holdings, Inc. and its subsidiaries, including DIFA, and is a wholly owned subsidiary of Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services.  DIFA manages both equity and fixed income assets classes for a variety of clients.  DIFA’s decision-making structure is built around its team-oriented approach, which is focused on the free flow of critical market and security information among the three areas of its Municipal Fixed Income Team: Portfolio Management, Research and Trading.  As of June 30, 2013, Delaware Investments had approximately over $180 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DIFA’s allocated portion of the Fund’s portfolio:

●	Joseph Baxter
Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager
Mr. Baxter is the head of DIFA’s municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of DMBT’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.  Mr. Baxter received a bachelor’s degree in finance and marketing from La Salle University.  Mr. Baxter has served as a portfolio manager for the Fund since 2006.

●	Stephen Czepiel
Senior Vice President and Senior Portfolio Manager
Mr. Czepiel is a member of DIFA’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of DMBT’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry.  Mr. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.  Mr. Czepiel has served as a portfolio manager for the Fund since 2006.

●	Gregory Gizzi
Senior Vice President and Senior Portfolio Manager
Gregory A. Gizzi is a member of DIFA’s municipal fixed income portfolio management team.  He is also a co-portfolio manager of DIFA’s municipal bond funds and several client accounts.  Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort.  Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity.  Mr. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager.  He later worked in the same capacity at Dillon Read.  Mr. Gizzi earned his bachelor’s degree in economics from Harvard University.  Mr. Gizzi has served as a portfolio manager for the Fund since December 2012.

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Nuveen Asset Management, LLC (“NAM”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  NAM is located at 333 West Wacker Drive, Chicago, Illinois 60606, and is an SEC-registered investment advisor with approximately $126 billion in assets under management as of March 31, 2013.  NAM is a subsidiary of Nuveen Investments, Inc. which is indirectly owned by a holding company formed by equity investors led by Madison Dearborn Partners, LLC.  NAM’s portfolio managers and dedicated research analysts follow a research-driven, disciplined investment strategy that seeks to uncover bonds with exceptional relative value and identify those with the potential to provide above-average returns.  The following portfolio managers are primarily responsible for the day-to-day management of NAM’s allocated portion of the Fund’s portfolio:

•	Martin J. Doyle, CFA
Managing Director and Director of SMA Portfolio Management
Mr. Doyle has been with NAM since 1987.  He helps to establish strategy for the firm’s various investment styles, and he chairs the Municipal Securities Investment Oversight Group.  Mr. Doyle holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago.  He is a Chartered Financial Analyst.  Mr. Doyle has served as a portfolio manager for the Fund since 2006.

•	John V. Miller, CFA
Managing Director and Co-Head of Fixed Income
Mr. Miller joined Nuveen Investments as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm.  He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller is a Managing Director of Nuveen and currently manages investments for several Nuveen-sponsored investment companies, including the Nuveen High Yield Municipal Bond Fund.  He is a Chartered Financial Analyst.  Mr. Miller has served as a portfolio manager for the Fund since 2006.

•	Michael J. Sheyker, CFA
Senior Vice President and Portfolio Manager
Mr. Sheyker has been with NAM since 1988.  He joined the portfolio management team in 2004 after serving as a senior research analyst since 2001.  Previously, Mr. Sheyker was an equity analyst and Manager of the Asset Pricing Analysis Group.  Mr. Sheyker holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago and is a member of the Municipal Securities Investment Oversight Group.  He is a Chartered Financial Analyst.  Mr. Sheyker has served as a portfolio manager for the Fund since 2006.

Opportunistic Fixed Income Fund:
Franklin Advisers, Inc. (“Franklin”), One Franklin Parkway, San Mateo, California  94403, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2013, Franklin had approximately $468 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Franklin’s allocated portion of the Fund’s portfolio:

•	Michael Hasenstab, Ph.D.
Senior Vice President, Portfolio Manager
Co-Director, International Bond Department
Franklin Templeton Fixed Income Group
Franklin Advisers, Inc.
San Mateo, California, United States
Dr. Michael Hasenstab, Ph.D., is a senior vice president of Franklin Advisers, Inc. and co-director of the international bond department, overseeing the global fixed income portfolio management team. The group offers a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds. In addition, he is a member of the group’s Fixed Income Policy Committee and is a portfolio manager for a number of Franklin Templeton funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund.  Dr. Hasenstab has won numerous awards globally, including being named Morningstar’s 2010 Fixed Income Manager of the Year and recognized as one of the most influential fund managers by Investment News in 2010.  Bloomberg Markets named him Top Global Bond Fund Manager in 2010 and Top U.S. and Global Bond Fund Manager in 2009. Additionally, he was named Global Bond Manager of the Year by Investment Week in 2008, 2010, and 2011, and also Best Global Manager by Standard & Poor’s/Business Week in 2006.  Dr. Hasenstab initially joined Franklin Templeton Investments in July 1995. After a leave of absence to obtain his doctor of philosophy (Ph.D.) degree, he rejoined the company in April 2001. He specializes in global macroeconomic analysis with a focus on currency, interest rate and sovereign credit analysis of developed and emerging market countries. Dr. Hasenstab has worked and traveled extensively abroad, with a special focus on Asia.  Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master’s degree in economics of development from the Australian National University and a B.A. in international relations/political economy from Carleton College in the United States.

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•	Canyon Chan, CFA
Senior Vice President
Portfolio Manager
Franklin Templeton Fixed Income Group
Franklin Advisers, Inc.
San Mateo, California, United States
Canyon Chan is a senior vice president and portfolio manager in the Franklin Templeton Fixed Income Group’s international bond department. He focuses on portfolio construction and implementation, derivatives, quantitative strategies and analytics, and risk management. Additionally, he performs generalist research across global asset classes.  Mr. Chan was a director in Franklin Templeton’s alternative investment strategies group from 2003 to 2007. He managed Franklin Templeton’s fund of hedge funds portfolios and the style allocation for the Franklin Templeton Global Growth and Value Fund. In addition, he researched and developed new hedge fund, currency and commodity investment strategies.  Prior to 2003, Mr. Chan was a vice president and portfolio manager for Franklin Advisers, Inc. He was a co-manager of the Franklin Flex Cap Growth Fund, Franklin Equity Fund and Franklin Technology Fund. His equity research experience included coverage of the Internet, enterprise software, new media, electronic commerce, telecommunications equipment, entertainment software, paper, packaging and engineering and construction industries, as well as quantitative stock research and modeling.  In addition to his investment management responsibilities, Mr. Chan served as the director of Portfolio Technology for the Franklin Equity Group of Franklin Advisers, Inc. He developed various portfolio analytics, risk management, research database and knowledge management systems, as well as internal analyst and manager performance measurement and benchmarking processes.  Mr. Chan joined Franklin Templeton in 1991 after earning his B.A. in quantitative economics from Stanford University. He is a Chartered Financial Analyst (CFA) Charterholder, a member of the Security Analysts of San Francisco (SASF) and the CFA Institute.

Loomis, Sayles & Co., L.P. (“Loomis Sayles”), One Financial Center, Boston Massachusetts  02111, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2013, Loomis Sayles had approximately $188 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Loomis Sayles’ allocated portion of the Fund’s portfolio:

•	Matthew Eagan, CFA
Vice President
Mr. Eagan began his investment career in 1989 and joined Loomis Sayles in 1997.  Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University.  He holds the designation of Chartered Financial Analyst.

•	Kevin Kearns
Vice President
Mr. Kearns began his investment career in 1986 and joined Loomis Sayles in 2007.  Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management.  Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College.

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•	Todd Vandam, CFA
Vice President
Mr. Vandam began his investment career and joined Loomis Sayles in 1994.  Mr. Vandam received a B.A. from Brown University and holds the designation of Chartered Financial Analyst.

DoubleLine Capital LP (“DoubleLine”), a sub-advisor to the Opportunistic Fixed Income Fund, is an independent, employee-owned money management firm headquartered in Los Angeles, California.  DoubleLine is registered as an investment adviser with the SEC.  As of June 30, 2013, DoubleLine had approximately $57.0 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DoubleLine’s allocated portion of the Fund’s portfolio:

●	Jeffrey E. Gundlach
Portfolio Manager
Mr. Gundlach is the Chief Executive Officer and Chief Investment Officer of DoubleLine, which he co-founded in 2009.  Prior to founding DoubleLine, Gundlach was associated with TCW Group Inc. (“TCW”), where he was Chief Investment Officer, Group Managing Director and President. Mr. Gundlach has served as a portfolio manager for the Fund since September 4, 2012.

●	Philip A. Barach
Portfolio Manager
Mr. Barach is the President of DoubleLine, which he co-founded in 2009.  During the five years prior to forming DoubleLine, Mr. Barach was Group Managing Director at TCW.  Mr. Barach has served as a portfolio manager for the Fund since September 4, 2012.

Altegris® Diversified Alternatives Allocation Fund
Altegris Advisors, LLC (“Altegris”), 1200 Prospect Street, Suite 550 La Jolla, CA 92037, is the sub-advisor to the GuidePathSM Altegris® Diversified Alternatives Allocation Fund.  Altegris is a wholly owned subsidiary of Genworth.  As of June 30, 2013, Altegris had approximately $1.7 billion in assets under management.  Altegris provides advice with respect to the Fund’s investment strategies and has responsibility for allocating the Fund’s assets among the Underlying Funds.  Altegris and the portfolio managers set forth below are primarily responsible for the day to day portfolio management of the Fund.  The Advisor implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by Altegris.  Altegris does not receive a fee for its services as a sub-advisor to the Fund, but it does receive advisory fees from Underlying Funds for which it acts as an Advisor.

●	Jon Sundt
President and Chief Executive Officer
Mr. Sundt has served as President and Chief Executive Officer of Altegris since its founding in February, 2010. He also currently serves as President and Chief Executive Officer of Altegris Investments, Inc., a SEC-registered broker-dealer that is an indirect affiliate of Altegris. From October 2004 to the present, he has also served as President of Altegris Portfolio Management, Inc., which does business primarily as “Altegris Funds,” an investment advisory firm, commodity pool operator and an indirect affiliate of Altegris. Mr. Sundt serves as the manager, CEO and the President of Altegris Services, L.L.C., an administrative and operations company, Altegris Clearing Solutions, L.L.C., a commodity trading advisor and introducing broker registered with the CFTC, and of Altegris Futures, L.L.C., an introducing broker registered with the CFTC. Altegris and each of its  indirect affiliates described above are collectively referred to as the “Altegris Companies.”  Mr. Sundt brings more than 27 years of experience in the alternative investment industry to Altegris.  Prior to co-founding Altegris Capital LLC, in 2002, which prior to its acquisition by Genworth in 2010, was the former parent of a number of the Altegris companies described above, Mr. Sundt was Director of Managed Accounts and Senior Vice President of the Managed Investments Division of Man Financial. An expert in managed futures and alternative investment strategies, Mr. Sundt is widely quoted by leading financial media and a variety of industry publications.  Mr. Sundt has served as a portfolio manager for the GuidePathSM Altegris® Diversified Alternatives Allocation Fund since 2012.

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●	Matt Osborne
Executive Vice President
Mr. Osborne has served as Executive Vice President of Altegris since its founding in February, 2010. From 2002 until May 2010, Mr. Osborne served as an Executive Vice President and Chief Investment Officer of Altegris Investments, Inc. From July 2002 to the present, he has also served as Director and Vice President of Altegris Funds.  He also serves as a manager and Executive Vice President of each of Altegris Clearing Solutions, L.L.C. and Altegris Futures, L.L.C. Mr. Osborne brings more than 25 years of international business and financial market experience to his role in directing the managed futures strategies and related strategic initiatives for Altegris. Prior to 2002, Mr. Osborne was Director of Research for the Managed Investments Division of Man Financial. Previous to his role at Man Financial, Mr. Osborne served as Investment Manager for a family office in his native New Zealand where he was responsible for formulating investment policies and implementing a global asset allocation program that specialized in alternative investment strategies such as hedge funds and managed futures. Mr. Osborne has served as a portfolio manager for the GuidePathSM Altegris® Diversified Alternatives Allocation Fund since 2012.

●	Allen Cheng
Senior Vice President and Chief Investment Officer
Mr. Cheng has served as Senior Vice President and Chief Investment Officer of Altegris since July 1, 2010. From August 2008 through June 2010, Mr. Cheng served as Managing Director of Research and Investments for Altegris Investments, Inc. Mr. Cheng brings over 22 years of hedge fund and alternative investment experience to Altegris. Prior to joining Altegris Investments, Inc. in July 2008, Mr. Cheng served as Managing Director, Head of Fund of Funds Portfolio Management at Bank of America's Alternative Investment Group. Mr. Cheng's previous experience includes responsibility as Managing Director-Head of Research for Optima Fund Management, an investment advisory firm specialized in alternative investments. He began his alternative investment career at Moore Capital Management managing asset allocation and research for hedge fund multi-manager products. Mr. Cheng earned his BA in Finance from the University of Maryland and MBA from the University of Michigan. Mr. Cheng has served as a portfolio manager for the GuidePathSM Altegris® Diversified Alternatives Allocation Fund since 2012.

VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset value per share (“NAV”), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV).  The NAV of each Fund that operates as a fund of funds is generally based on the NAV of the Underlying Funds.  The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s and Underlying Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by a Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund or Underlying Fund are traded may be open on days that a Fund or Underlying Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s or Underlying Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds and Underlying Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s or Underlying Fund’s NAV.

If events materially affecting the values of a Fund’s or Underlying Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor or the Underlying Fund’s investment advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors or the Underlying Fund’s investment advisor to be unreliable, these investments will be valued at their fair value in accordance with a Trust’s or Underlying Fund’s fair valuation procedures.  The Funds and Underlying Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ and Underlying Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ or Underlying Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds or Underlying Funds.

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The use of fair value pricing by the Funds or Underlying Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s or Underlying Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  The Funds generally do not accept investments from non-U.S. investors and reserve the right to decline such investments.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Funds’ Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds’ shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-In-Kind
Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of a Fund or its remaining shareholders, a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

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EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Funds’ transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities or in Funds that invest in thinly traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Funds’ Boards of Trustees have adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Funds consider trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account. The Funds reserve the right to take appropriate action as they deem necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  The Funds also work with intermediaries that sell or facilitate the sale of Fund shares to identify abusive trading practices in omnibus accounts. Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds. The Advisor maintains processes to monitor and identify abusive or excessive short-term trading activity in the Funds.  The Advisor periodically reviews the Funds’ purchase and redemption activity (including receiving and analyzing daily trade detail reports from USBFS and performing monthly testing) in order to detect possible market-timing.  Although the Funds and the Advisor take steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Due to the nature of the GFWM Platform, where Fund purchase and redemption transactions are submitted on behalf of clients invested in the GFWM Platform in connection with an asset allocation model, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.  In other cases, where the Funds are made available outside of the GFWM Platform, the Advisor will work with the Funds’ transfer agent to restrict trading in Fund shares upon identifying suspected market timer activity.

Because the GuideMarkSM Funds are utilized as underlying investments by the GuidePathSM Funds of Funds such that the Advisor effects the GuidePathSM Funds of Funds’ transactions in shares of the GuideMarkSM Funds consistent with the GuidePathSM Funds of Funds’ investment policies and net asset flows, investments in the GuideMarkSM Funds by the GuidePathSM Funds of Funds are not subject to the Funds’ market timing policy.

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DISTRIBUTION OF FUND SHARES
Distributor
Capital Brokerage Corporation, an affiliate of the Advisor, 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for the shares of each of the Funds. Capital Brokerage Corporation is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

Distribution Plan
Each Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act to provide certain distribution activities and shareholder services for the Service Shares of Funds and their shareholders.  Each Fund pays 0.25% per year of its Service Shares’ average daily net assets for such distribution and shareholder service activities.  As these fees are paid out of a Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts may be paid under the Funds’ 12b-1 Distribution Plan to brokers, dealers, advisors and others.  For example, Rule 12b-1 fees are paid to mutual fund supermarkets that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the GFWM Platform through which the Funds are primarily distributed.  The Advisor (and its affiliates) similarly receive portions of such 12b-1 payments for their services provided in connection with the GFWM Platform.  Payments under the 12b-1 Distribution Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the distributor or others, and the payments may exceed or be less than the amount of expense actually incurred.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Funds. KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the independent registered public accounting firm for the Funds.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for each Fund’s cash and securities (except the Opportunistic Fixed Income Fund’s).  U.S. Bank N.A. does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS serves as each Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

The Bank of New York Mellon (“BNY Mellon”) serves as custodian for the Opportunistic Fixed Income Fund’s cash and securities.  BNY Mellon does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  All Funds, other than the Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund, expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least annually.  The Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least quarterly.  Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

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Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Your statement will show any exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest).  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

The information below is supplemented or modified by the discussion under the subheading, “Additional Information – Tax-Exempt Fixed Income Fund.”

TAX CONSIDERATIONS

Fund Distributions.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts, passive foreign investment companies, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  Beginning with the 2012 calendar year, your broker-dealer or other financial intermediary (such as a bank or financial advisor) (collectively, “broker-dealers”) will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also your cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the broker-dealer’s default method.  Shareholders should carefully review the cost basis information provided by the broker-dealer and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. Please contact your broker-dealer with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax.  For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.  Net investment income does not include exempt-interest dividends.

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Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends and, with respect to taxable years of a Fund that begin before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. The Foreign Account Tax Compliance Act (“FATCA”) requires the reporting to the Internal Revenue Service of certain direct and indirect ownership of foreign financial accounts by U.S. persons.  Failure to provide this required information can result in a generally nonrefundable 30% tax on: (a) income dividends paid by a Fund after December 31, 2013 and (b) certain capital gain distributions (including proceeds arising from the sale of Fund shares) paid by a Fund after December 31, 2016 to certain “foreign financial institutions” and “non-financial foreign entities.”

ADDITIONAL INFORMATION – TAX-EXEMPT FIXED INCOME FUND

Exempt-Interest Dividends. Dividends from the Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends.  The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

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Capital Gain Distributions.  The Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “DIVIDENDS, DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

OTHER INFORMATION

Commodity Pool Operator Exclusion and Regulation
The Advisor has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to the GuideMarkSM and GuidePathSM Funds, other than the GuidePathSM Altegris® Diversified Alternatives Allocation Fund.  The Funds for which such exclusion has been claimed are referred to herein as the “Excluded Funds.”  The Advisor is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Excluded Funds.  The Excluded Funds are not intended as vehicles for trading in the futures, commodity options or swaps markets.  In addition, the Advisor is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the rules of the CFTC.  The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.

Each Excluded Fund’s investments in futures, commodity options or swaps will be limited in accordance with the terms of the exclusion upon which the Fund relies.

GuidePath SM Altegris ® Diversified Alternatives Allocation Fund

The Advisor is registered as a commodity pool operator under the CEA and the rules of the CFTC and, with respect to the GuidePath SM Altegris ® Diversified Alternatives Allocation Fund, is subject to regulation as a commodity pool operator under the CEA as of February 1, 2013.  The CFTC has not yet adopted rules regarding certain disclosure, reporting or recordkeeping requirements that will apply to the Fund as a result of the Advisor’s registration as a commodity pool operator.  Therefore, the impact of any additional regulatory requirements on the Fund cannot currently be determined.  As the Fund operates subject to CFTC regulation, it may incur additional expenses.  The CFTC has neither reviewed nor approved the Fund, its investment strategies or this prospectus.  Altegris has registered with the CFTC as a commodity pool operator and commodity trading advisor.

INDEX DESCRIPTIONS

Each of the following indexes is unmanaged and cannot be invested in directly.  The indexes do not reflect any deductions for fees, expenses or taxes.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries government-related and corporate debt securities, mortgage- and asset-backed securities.  All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

Barclays Municipal Bond Index

The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

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Barclays Multiverse Index

The Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

Barclays U.S. TIPS Index

The Barclays U.S. TIPS Index includes all publicly-issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays Global Inflation Linked Bond Index

The Barclays Global Inflation Linked Bond Index includes securities which offer the potential for protection against inflation as their cash flows are linked to an underlying inflation index. All securities included in the index have to be issued by an investment-grade rated sovereign in its local currency.

Citigroup 3-Month Treasury Bill Index

T he Citigroup 3-Month Treasury Bill Index tra cks the performance of US Treasury Bills with a remaining maturity of three months.

Dow Jones-UBS Commodity Index

The Dow Jones-UBS Commodity Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc.

Dow Jones Global Select Real Estate Securities (“RESI”) Index

The Dow Jones Global Select RESI Index represents equity real estate investment trusts and real estate operating companies traded globally.

Global Real Return Blended Index

The Global Real Return Blended Index is a weighted combination of 20% of the total return from the Dow Jones-UBS Commodity Index, 35% of the total return from the S&P Natural Resources North American Index, 20% of the total return from the Dow Jones Global Select RESI Index and 25% of the total return from the Barclays Global Inflation Linked Bond Index. Returns are weighted on a 20/35/20/25 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Global Real Return Blended Index.

MSCI All Country World Index

The MSCI All Country World Index measures the equity market performance of developed and emerging markets.  As of the date of this Prospectus, the MSCI consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland,  the United Kingdom and the United States.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

MSCI All Country World ex - US Index

The MSCI All Country World ex US Index measures the equity market performance of developed and emerging markets excluding the United States.  As of the date of this Prospectus, the MSCI ACWI ex US consisted of 44 country indices comprising 23 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

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Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.  As of May 31, 2013, the market capitalization of the companies in the Russell 1000® Index ranged from $1.8 billion to $423 billion.

Russell 1000® Growth Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth rates.

Russell 1000® Value Index

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Russell 2500TM Index

The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap.  It includes approximately 2 , 500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000 ®   Index

The Russell 3000 ® Index is an unmanaged index which measures the performance of the 3,000 largest US Companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

S&P 500® Index

The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

S&P Natural Resources North American Index

The S&P Natural Resources North American Index S&P Natural Resources North American Index is an equity benchmark for U.S.-traded natural resource related stocks, and includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

Tactical Constrained Blended Index

The Tactical Constrained Blended Index is a weighted combination of 75% of the total return from the MSCI All Country World Index with 25% of the total return from the Barclays U.S. Aggregate Bond Index. Returns are weighted on a 75/25 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Constrained Blended Benchmark Index.

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Tactical Unconstrained Blended Index

The Tactical Unconstrained Blended Index is a weighted combination of 90% of the total return from the MSCI All Country World Index with 10% of the total return from the Barclays Multiverse Index. Returns are weighted on a 90/10 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Unconstrained Blended Benchmark Index.

FINANCIAL HIGHLIGHTS
The financial highlights information below is for the Funds’ Service Shares.  The financial highlights tables are intended to help you understand the financial performance for each Fund for the past five years, or if shorter, the period of each Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information has been derived from financial statements audited by KPMG LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.

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	Large Cap Growth Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.61	$9.99	$8.41	$5.67	$8.81

Income from investment operations:
Net investment income (loss)	0.02	(0.03)	(0.01)	0.01	—
Net realized and unrealized gains (losses) on investments	0.51	0.65	1.59	2.75	(3.14)
Total from investment operations	0.53	0.62	1.58	2.76	(3.14)

Less distributions:
Dividends from net investment income	(0.02)	—	—	(0.01)	—
Dividends from net realized gains	—	—	—	—	— *
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.02)	—	—	(0.02)	—

Net asset value, end of year	$11.12	$10.61	$9.99	$8.41	$5.67

Total return	5.00%	6.21%	18.79%	48.60%	-35.63%

Supplemental data and ratios:
Net assets, end of year	$136,196,479	$168,654,404	$211,129,188	$207,928,223	$203,479,219

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.52%	1.54%	1.45%	1.46%	1.40%
After expense reimbursement (recapture) and securities lending credit	1.49%	1.49%	1.43%	1.41%	1.27%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.18%	-0.32%	-0.13%	0.09%	-0.15%
After expense reimbursement (recapture) and securities lending credit	0.21%	-0.27%	-0.11%	0.14%	-0.02%

Portfolio turnover rate	60.92%	126.61%	63.33%	69.83%	98.67%

Portfolio Turnover is calculated for the Fund as a whole.
*	Amount represents less than $0.01 per share.

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	Large Cap Value Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$8.47	$8.32	$7.44	$4.85	$9.85

Income from investment operations:
Net investment income	0.14	0.10	0.09	0.10	0.19
Net realized and unrealized gains (losses) on investments	1.03	0.13	0.88	2.60	(4.99)
Total from investment operations	1.17	0.23	0.97	2.70	(4.80)

Less distributions:
Dividends from net investment income	(0.12)	(0.08)	(0.09)	(0.11)	(0.20)
Dividends from net realized gains	—	—	—	—	— *
Total distributions	(0.12)	(0.08)	(0.09)	(0.11)	(0.20)

Net asset value, end of year	$9.52	$8.47	$8.32	$7.44	$4.85

Total return	13.96%	2.87%	13.15%	55.37%	-48.85%

Supplemental data and ratios:
Net assets, end of year	$139,072,035	$163,077,098	$200,132,341	$200,627,939	$180,181,364

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.49%	1.51%	1.44%	1.44%	1.38%
After expense reimbursement (recapture) and securities lending credit	1.49%	1.49%	1.42%	1.40%	1.22%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.33%	1.13%	1.13%	1.27%	1.60%
After expense reimbursement (recapture) and securities lending credit	1.33%	1.15%	1.15%	1.31%	1.76%

Portfolio turnover rate	27.02%	95.12%	16.35%	26.85%	58.45%

Portfolio Turnover is calculated for the Fund as a whole.
*	Amount represented less than $0.01 per share.

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	Small/Mid Cap Core Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.50	$11.61	$9.46	$5.69	$9.24

Income from investment operations:
Net investment income (loss)	—	(0.09)	(0.05)	0.01	0.08
Net realized and unrealized gains (losses) on investments	1.99	(0.02)	2.20	3.78	(3.56)
Total from investment operations	1.99	(0.11)	2.15	3.79	(3.48)

Less distributions:
Dividends from net investment income	(0.04)	—	—	— *	(0.07)
Return of capital	—	—	—	(0.02)	— *
Total distributions	(0.04)	—	—	(0.02)	(0.07)

Net asset value, end of year	$13.45	$11.50	$11.61	$9.46	$5.69

Total return	17.32%	-0.95%	22.73%	66.39%	-37.59%

Supplemental data and ratios:
Net assets, end of year	$40,621,412	$47,944,286	$42,748,789	$42,649,488	$45,179,654

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.66%	1.74%	1.71%	1.67%	1.59%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.59%	1.59%	1.59%	1.28%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.01%	-0.82%	-0.66%	-0.06%	0.58%
After expense reimbursement (recapture) and securities lending credit	0.08%	-0.67%	-0.54%	0.02%	0.89%

Portfolio turnover rate	143.14%	245.95%	44.75%	52.31%	65.97%

Portfolio Turnover is calculated for the Fund as a whole.
*	Amount represents less than $0.01 per share.

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	World ex-US Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$7.54	$8.39	$8.01	$5.80	$11.96

Income from investment operations:
Net investment income	0.08	0.12	0.11	0.20	0.25
Net realized and unrealized gains (losses) on investments	0.49	(0.88)	0.40	2.22	(6.26)
Total from investment operations	0.57	(0.76)	0.51	2.42	(6.01)

Less distributions:
Dividends from net investment income	(0.06)	(0.09)	(0.13)	(0.21)	(0.07)
Dividends from net realized gains	—	—	—	—	(0.08)
Total distributions	(0.06)	(0.09)	(0.13)	(0.21)	(0.15)

Net asset value, end of year	$8.05	$7.54	$8.39	$8.01	$5.80

Total return	7.53%	-8.92%	6.48%	41.68%	-50.42%

Supplemental data and ratios:
Net assets, end of year	$197,252,920	$185,300,082	$269,702,069	$269,621,569	$223,339,201

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.66%	1.66%	1.50%	1.53%	1.53%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.59%	1.50%	1.53%	1.52%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.93%	1.11%	1.34%	2.01%	1.94%
After expense reimbursement (recapture) and securities lending credit	1.00%	1.18%	1.34%	2.01%	1.95%

Portfolio turnover rate	75.34%	164.90%	47.34%	65.33%	144.98%
Portfolio Turnover is calculated for the Fund as a whole.

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	Opportunistic Equity Fund
	Service
	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.86	$10.00

Income from investment operations:
Net investment income (loss)	0.03	(0.02)
Net realized and unrealized gains (losses) on investments	1.40	(0.12)
Total from investment operations	1.43	(0.14)

Less distributions:
Dividends from net investment income	(0.02)	—
Total distributions	(0.02)	—

Net asset value, end of year	$11.27	$9.86

Total return	14.56%	-1.40%

Supplemental data and ratios:
Net assets, end of year	$87,142,873	$114,222,234

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.63%	1.63%
After expense reimbursement (recapture) and securities lending credit	1.60%	1.60%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.26%	-0.19%
After expense reimbursement (recapture) and securities lending credit	0.29%	-0.16%

Portfolio turnover rate	78.58%	91.59%

Portfolio Turnover is calculated for the Fund as a whole.

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	Global Real Return Fund
	Service
	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.40	$10.00

Income from investment operations:
Net investment income	0.08	0.07
Net realized and unrealized gains (losses) on investments	0.02	(0.59)
Total from investment operations	0.10	(0.52)

Less distributions:
Dividends from net investment income	(0.08)	(0.08)
Return of capital	—	— *
Total distributions	(0.08)	(0.08)

Net asset value, end of year	$9.42	$9.40

Total return	1.05%	-5.09%

Supplemental data and ratios:
Net assets, end of year	$70,779,787	$103,580,116

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.45%	1.47%
After expense reimbursement (recapture) and securities lending credit	1.37%	1.44%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.76%	0.72%
After expense reimbursement (recapture) and securities lending credit	0.84%	0.75%

Portfolio turnover rate	35.26%	55.11%

Portfolio Turnover is calculated for the Fund as a whole.
*	Amount represents less than $0.01 per share.

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	Core Fixed Income Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.78	$9.36	$9.10	$7.92	$9.20

Income from investment operations:
Net investment income	0.11	0.17	0.21	0.33	0.41
Net realized and unrealized gains (losses) on investments	0.24	0.42	0.29	1.17	(1.11)
Total from investment operations	0.35	0.59	0.50	1.50	(0.70)

Less distributions:
Dividends from net investment income	(0.15)	(0.17)	(0.24)	(0.32)	(0.40)
Dividends from net realized gains	(0.10)	—	—	—	(0.18)
Total distributions	(0.25)	(0.17)	(0.24)	(0.32)	(0.58)

Net asset value, end of year	$9.88	$9.78	$9.36	$9.10	$7.92

Total return	3.55%	6.35%	5.58%	19.21%	-7.57%

Supplemental data and ratios:
Net assets, end of year	$281,180,497	$435,281,520	$581,940,962	$547,963,751	$504,451,429

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.30%	1.28%	1.25%	1.28%	1.26%
After expense reimbursement (recapture) and securities lending credit	1.29%	1.26%	1.24%	1.25%	1.18%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.02%	1.68%	2.23%	3.71%	4.54%
After expense reimbursement (recapture) and securities lending credit	1.03%	1.70%	2.24%	3.74%	4.62%

Portfolio turnover rate	213.80%	427.36%	485.40%	224.89%	261.77%

Portfolio Turnover is calculated for the Fund as a whole.

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	Tax-Exempt Fixed Income Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.47	$10.67	$10.94	$10.27	$10.64

Income from investment operations:
Net investment income	0.33	0.37	0.36	0.36	0.34
Net realized and unrealized gains (losses) on investments	0.23	0.80	(0.26)	0.66	(0.37)
Total from investment operations	0.56	1.17	0.10	1.02	(0.03)

Less distributions:
Dividends from net investment income	(0.33)	(0.37)	(0.37)	(0.35)	(0.34)
Total distributions	(0.33)	(0.37)	(0.37)	(0.35)	(0.34)

Net asset value, end of year	$11.70	$11.47	$10.67	$10.94	$10.27

Total return	4.93%	11.10%	0.89%	10.06%	-0.25%

Supplemental data and ratios:
Net assets, end of year	$75,739,873	$81,408,890	$170,330,144	$195,328,951	$193,579,910

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.36%	1.31%	1.29%	1.30%	1.30%
After expense reimbursement (recapture)	1.29%	1.29%	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.72%	3.16%	3.25%	3.30%	3.09%
After expense reimbursement (recapture)	2.79%	3.18%	3.25%	3.31%	3.10%

Portfolio turnover rate	30.36%	38.80%	38.01%	57.44%	44.37%

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	Opportunistic Fixed Income Fund
	Service
	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.70	$10.00

Income from investment operations:
Net investment income	0.36	0.34
Net realized and unrealized gains (losses) on investments	0.58	(0.31)
Total from investment operations	0.94	0.03

Less distributions:
Dividends from net investment income	(0.36)	(0.33)
Total distributions	(0.36)	(0.33)

Net asset value, end of year	$10.28	$9.70

Total return	9.64%	0.56%

Supplemental data and ratios:
Net assets, end of year	$150,493,389	$204,104,609

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.61%	1.63%
After expense reimbursement (recapture)	1.55%	1.55%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.52%	3.49%
After expense reimbursement (recapture)	3.58%	3.57%

Portfolio turnover rate	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.

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	Strategic Asset Allocation Fund
	Service
		April 29, 20111
	Year Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.46	$10.00

Income from investment operations:
Net investment income	0.07	0.08
Net realized and unrealized gains (losses) on investments	0.80	(0.52)
Total from investment operations	0.87	(0.44)

Less distributions:
Dividends from net investment income	(0.07)	(0.10)
Dividends from net realized gains	—	—
Return of capital	—	—	*
Total distributions	(0.07)	(0.10)

Net asset value, end of year	$10.26	$9.46

Total return	9.30%	-4.30	%2

Supplemental data and ratios:
Net assets, end of year	$248,122,395	$144,649,234

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.04%	1.22	%3
After expense reimbursement (recapture) and securities lending credit	1.00%	1.00	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.76%	1.12	%3
After expense reimbursement (recapture) and securities lending credit	0.80%	1.34	%3

Portfolio turnover rate	18.44%	14.40	% 2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
*	Amount represents less than $0.01 per share.

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	Tactical ConstrainedSM Asset Allocation Fund
	Service
		April 29, 20111
	Year Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.76	$10.00

Income from investment operations:
Net investment income	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.71	(0.24)
Total from investment operations	0.80	(0.15)

Less distributions:
Dividends from net investment income	(0.09)	(0.09)
Dividends from net realized gains	(0.03)	—
Return of capital	—	—
Total distributions	(0.12)	(0.09)

Net asset value, end of year	$10.44	$9.76

Total return	8.25%	-1.43	%2

Supplemental data and ratios:
Net assets, end of year	$228,905,423	$143,145,114

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.05%	1.25	%3
After expense reimbursement (recapture) and securities lending credit	1.00%	1.00	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.94%	1.33	%3
After expense reimbursement (recapture) and securities lending credit	0.99%	1.58	%3

Portfolio turnover rate	67.22%	50.86	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

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	Tactical UnconstrainedSM Asset Allocation Fund
	Service
		April 29, 20111
	Year Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.54	$10.00

Income from investment operations:
Net investment income	0.09	0.06
Net realized and unrealized gains (losses) on investments	0.78	(0.47)
Total from investment operations	0.87	(0.41)

Less distributions:
Dividends from net investment income	(0.10)	(0.05)
Dividends from net realized gains	(0.04)	—
Total distributions	(0.14)	(0.05)

Net asset value, end of year	$10.27	$9.54

Total return	9.15%	-4.09	%2

Supplemental data and ratios:
Net assets, end of year	$310,316,243	$184,703,438

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.15%	1.32	%3
After expense reimbursement (recapture) and securities lending credit	1.10%	1.10	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.90%	0.90	%3
After expense reimbursement (recapture) and securities lending credit	0.95%	1.12	%3

Portfolio turnover rate	195.89%	293.90	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

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	Absolute Return Asset Allocation Fund
	Service
		April 29, 20111
	Year Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.04	$10.00

Income from investment operations:
Net investment income	0.14	0.09
Net realized and unrealized gains (losses) on investments	0.13	0.01
Total from investment operations	0.27	0.10

Less distributions:
Dividends from net investment income	(0.13)	(0.06)
Dividends from net realized gains	(0.01)	—
Total distributions	(0.14)	(0.06)

Net asset value, end of year	$10.17	$10.04

Total return	2.71%	1.01	%2

Supplemental data and ratios:
Net assets, end of year	$509,704,884	$238,654,697

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.13%	1.28	%3
After expense reimbursement (recapture) and securities lending credit	1.10%	1.10	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.80%	1.54	%3
After expense reimbursement (recapture) and securities lending credit	1.83%	1.72	%3

Portfolio turnover rate	64.86%	136.33	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

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143

	Multi-Asset Income Asset Allocation Fund
	Service
	August 31, 20121
	Through
	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment income	0.22
Net realized and unrealized gains (losses) on investments	0.53
Total from investment operations	0.75

Less distributions:
Dividends from net investment income	(0.17)
Dividends from net realized gains	—
Total distributions	(0.17)

Net asset value, end of year	$10.58

Total return	7.55	%2

Supplemental data and ratios:
Net assets, end of year	$73,269,622

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.33	%3
After expense reimbursement (recapture) and securities lending credit	1.10	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	3.66	%3
After expense reimbursement (recapture) and securities lending credit	3.89	%3

Portfolio turnover rate	21.35	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

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	Fixed Income Allocation Fund
	Service
	August 31, 20121
	Through
	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment income	0.10
Net realized and unrealized gains on investments	(0.04)
Total from investment operations	0.06

Less distributions:
Dividends from net investment income	(0.08)
Dividends from net realized gains	—	*
Total distributions	(0.08)

Net asset value, end of year	$9.98

Total return	0.59	%2

Supplemental data and ratios:
Net assets, end of year	$227,815,865

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.09	%3
After expense reimbursement (recapture) and securities lending credit	1.03	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.78	%3
After expense reimbursement (recapture) and securities lending credit	1.84	%3

Portfolio turnover rate	18.75	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
*	Amount represents less than $0.01 per share.

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145

	Altegris® Diversified Alternatives Allocation Fund
	Service
	August 31, 20121
	Through
	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains on investments	0.00
Total from investment operations	0.03

Less distributions:
Dividends from net investment income	(0.03)
Dividends from net realized gains	—
Total distributions	(0.03)

Net asset value, end of year	$10.00

Total return	0.26	%2

Supplemental data and ratios:
Net assets, end of year	$161,223,450

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.72	%3
After expense reimbursement (recapture) and securities lending credit	0.72	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.47	%3
After expense reimbursement (recapture) and securities lending credit	0.47	%3

Portfolio turnover rate	16.16	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

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146

Investment Advisor	Genworth Financial Wealth Management, Inc. 2300 Contra Costa Blvd., Suite 600 Pleasant Hill, CA 94523

Legal Counsel	Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Independent Registered Public Accounting Firm	KPMG LLP 4200 Wells Fargo Center 90 South Seventh Street Minneapolis, MN 55402

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian (all Funds except Opportunistic Fixed Income Fund)	U.S. Bank N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212

Custodian (Opportunistic Fixed Income Fund)	The Bank of New York Mellon One Wall Street New York, NY 10286

Distributor	Capital Brokerage Corporation 6620 West Broad Street, Building 2 Richmond, VA 23230

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Privacy Policy

At Genworth Financial and our family of companies, we appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you. Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data. To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?

We may collect your personal data to provide you with the products or services you requested. We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies. We may collect personal data about you to process transactions and to prevent fraud. Where required, we will obtain your consent before collecting it. The personal data may include:

• Name and address

• Income and assets

• Accounts at other institutions

• Social security or taxpayer identification number

What do we do with your personal data?

We comply with Federal and State requirements related to the protection and use of your data. This means that we only share data where we are permitted or required to do so. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:

• Process transactions

• Respond to your requests

• Prevent fraud

• Comply with regulatory requirements

• Share with you related products and services we offer

We do not sell personal data about current or former customers or their accounts. We do not share your personal data for marketing purposes. When affiliates or outside companies perform a service on our behalf, we may share your personal data with them. We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:

• Your agent or representative

• Your brokerage firm

• State or Federal authorities

• Other companies or service providers supporting your policy, contract, or account.

How do we protect your personal data?

In order to protect your personal data, we maintain physical, electronic and procedural safeguards. We review these safeguards regularly in keeping with technological advancements. We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.

We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

Table of Contents - Service Shares Prospectus
PP-1

FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (“SAIs”) dated July 31, 2013:
The SAIs of GPS Funds I and GPS Funds II provide more details about each Fund’s policies and management.  GPS Funds I’s and GPS Funds II’s SAIs are incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports provide (or will provide) additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  The annual report contains (or will contain) a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or a Prospectus of the Funds free of charge or to make inquiries or request additional information about the Funds, please contact us.
Prospectus July 31, 2013

By Telephone:
(888) 278-5809

By Mail:
GPS Funds I / GPS Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Internet:
www.GenworthWealth.com

From the SEC:
You may review and obtain copies of GPS Funds I’s or GPS Funds II’s information (including the SAIs) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

GPS Funds I – 1940 Act File No. 811-10267
GuideMarkSM Large Cap Growth Fund
GuideMarkSM Large Cap Value Fund
GuideMarkSM Small/Mid Cap Core Fund
GuideMarkSM World ex-US Fund
GuideMarkSM Opportunistic Equity Fund
GuideMarkSM Core Fixed Income Fund
GuideMarkSM Tax-Exempt Fixed Income Fund

GPS Funds II  – 1940 Act File No. 811-22486
GuideMarkSM Global Real Return Fund
GuideMarkSM Opportunistic Fixed Income Fund
GuidePathSM Strategic Asset Allocation Fund
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
GuidePathSM Absolute Return Asset Allocation Fund
GuidePathSM Multi-Asset Income Asset Allocation Fund
GuidePathSM Fixed Income Allocation Fund
GuidePathSM Altegris® Diversified Alternatives Allocation Fund

Table of Contents - Service Shares Prospectus

GuideMark SM Funds
GuidePathSM Funds

Prospectus

July 31, 2013

GuideMarkSM Large Cap Growth Fund (Ticker: GILGX)

GuideMarkSM Large Cap Value Fund (Ticker: GILVX)

GuideMarkSM Small/Mid Cap Core Fund (Ticker: GISMX)

GuideMarkSM World ex-US Fund (Ticker: GIWEX)

GuideMarkSM Opportunistic Equity Fund (Ticker: GIOEX)

GuideMarkSM Global Real Return Fund (Ticker: GIGLX)

GuideMarkSM Core Fixed Income Fund (Ticker: GICFX)

GuideMarkSM Tax-Exempt Fixed Income Fund (Ticker: GITFX)

GuideMarkSM Opportunistic Fixed Income Fund (Ticker: GIOFX)

GuidePathSM Strategic Asset Allocation Fund (Ticker: GISRX)

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (Ticker: GITTX)

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (Ticker: GITUX)

GuidePathSM Absolute Return Asset Allocation Fund (Ticker: GIARX)

GuidePathSM Multi-Asset Income Asset Allocation Fund (Ticker: GIMTX)

GuidePathSM Fixed Income Allocation Fund (Ticker: GIXFX)

GuidePathSM Altegris® Diversified Alternatives Allocation Fund (formerly known as GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund) (Ticker: GIAMX)

Institutional Shares

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds.  The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.
Table of Contents - Institutional Shares Prospectus

Table of Contents - Institutional Shares Prospectus

SUMMARY SECTION

GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective
GuideMarkSM Large Cap Growth Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.22%
Total Annual Fund Operating Expenses(1)	0.92%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.92% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies, including companies domiciled in emerging markets.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

Table of Contents - Institutional Shares Prospectus

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Small and Medium Capitalization Company Risk:   Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM LARGE CAP GROWTH FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2013) was 13.02%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	17.23%
Worst Quarter:	Quarter ended June 30, 2012	-6.18%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Large Cap Growth Fund
Return Before Taxes	13.68%	0.21%
Return After Taxes on Distributions	13.57%	0.15%
Return After Taxes on Distributions and Sale of Fund Shares	9.04%	0.18%
Russell 1000 ® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	4.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Table of Contents - Institutional Shares Prospectus

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Paul Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective
GuideMarkSM Large Cap Value Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.22%
Total Annual Fund Operating Expenses(1)	0.92%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.02% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

Table of Contents - Institutional Shares Prospectus

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM LARGE CAP VALUE FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2013) was 17.29%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	11.57%
Worst Quarter:	Quarter ended June 30, 2012	-4.05%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Large Cap Value Fund
Return Before Taxes	15.35%	2.44%
Return After Taxes on Distributions	15.01%	2.03%
Return After Taxes on Distributions and Sale of Fund Shares	10.44%	2.05%
Russell 1000 ® Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Table of Contents - Institutional Shares Prospectus

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with BHMS	Length of Service to the Fund

Mark Giambrone, CPA	Managing Director and Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective
GuideMarkSM Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses(1)	1.09%

(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 143.14% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

Table of Contents - Institutional Shares Prospectus

The Fund also may invest up to 10% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.
There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM SMALL/MID CAP CORE FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2013) was 16.22%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	14.57%
Worst Quarter:	Quarter ended June 30, 2012	-3.63%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Small/Mid Cap Core Fund
Return Before Taxes	19.63%	0.40%
Return After Taxes on Distributions	19.47%	0.32%
Return After Taxes on Distributions and Sale of Fund Shares	12.98%	0.34%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	17.88%	1.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Table of Contents - Institutional Shares Prospectus

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by a team of investment professionals:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

Young Chin	Chief Investment Officer	Since March 2012
Chad Colman	Sector Portfolio Manager	Since 2011
Andrew Burzumato	Sector Portfolio Manager	Since 2011
Thorsten Becker	Sector Portfolio Manager	Since 2011
Jody Simes	Sector Portfolio Manager	Since 2011
Vincent Rivers	Sector Portfolio Manager	Since 2011
Arun Daniel	Sector Portfolio Manager	Since 2011
Chandler Willett	Sector Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM WORLD EX-US FUND

Investment Objective
GuideMarkSM World ex-US Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.40%
Total Annual Fund Operating Expenses(1)	1.10%
(1)
Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.34% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.  The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.  The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, real estate investment trusts (“REITs”), unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

Table of Contents - Institutional Shares Prospectus

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The types of derivatives in which the Fund may invest include futures, forward and other similar instruments.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Table of Contents - Institutional Shares Prospectus

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM WORLD EX-US FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2013) was -0.64%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	12.24%
Worst Quarter:	Quarter ended June 30, 2012	-6.91%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
World ex-US Fund
Return Before Taxes	18.46%	-4.54%
Return After Taxes on Distributions	18.52%	-4.54%
Return After Taxes on Distributions and Sale of Fund Shares	12.41%	-3.64%
MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	17.39%	-3.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

César Hernandez, CFA	Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective
GuideMarkSM Opportunistic Equity Fund (the “Fund”) seeks capital appreciation over the long-term, with a secondary objective of current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.27%
Total Annual Fund Operating Expenses(1)	1.07%
(1)
Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include the 0.01% attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.58% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Table of Contents - Institutional Shares Prospectus

One of the Fund’s sub-advisors, Westfield Capital Management Company, L.P. (“Westfield”), utilizes all-cap growth investment strategies.  The other two sub-advisors, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and River Road Asset Management, LLC (“River Road”), utilize all-cap value investment strategies.  The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s assets.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.

While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The Fund may invest up to 35% of its total assets in American Depositary Receipts (“ADRs”) and securities of foreign companies in both developed or emerging market countries.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

Each sub-advisor may maintain a significant cash position within its allocated portion of the Fund’s portfolio at times when the sub-advisor does not perceive an adequate number of attractive investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Table of Contents - Institutional Shares Prospectus

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK SM OPPORTUNISTIC EQUITY FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2013) was 18.13%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	13.78%
Worst Quarter:	Quarter ended June 30, 2012	-6.46%

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Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Opportunistic Equity Fund
Return Before Taxes	16.06%	-0.59%
Return After Taxes on Distributions	15.94%	-0.65%
Return After Taxes on Distributions and Sale of Fund Shares	10.60%	-0.50%
Russell 3000 ® Index (reflects no deduction for fees, expenses or taxes)	16.42%	4.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Westfield, Diamond Hill and River Road are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Westfield	Length of Service to the Fund

William A. Muggia	President, Chief Executive Officer and Chief Investment Officer	Since 2011
Ethan J. Meyers, CFA	Managing Partner	Since 2011
John M. Montgomery	Managing Partner and Portfolio Strategist	Since 2011
Hamlen Thompson	Managing Partner	Since 2011
Bruce N. Jacobs, CFA	Managing Partner	Since 2011

Portfolio Manager	Position with Diamond Hill	Length of Service to the Fund

Rick Snowdon, CFA	Portfolio Manager and Co-Director of Research	Since 2013
Austin Hawley, CFA	Portfolio Manager and Co-Director of Research	Since 2013

Portfolio Manager	Position with River Road	Length of Service to the Fund

Henry W. Sanders III	Executive Vice President, Senior Portfolio Manager	Since 2013
Thomas S. Forsha	Co-Chief Investment Officer, Portfolio Manager	Since 2013
James C. Shircliff	Chief Investment Officer	Since 2013

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Table of Contents - Institutional Shares Prospectus

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective
The GuideMarkSM Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses(1)	0.46%
Total Annual Fund Operating Expenses(1)	1.34%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$136	$425	$734	$1,613

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.26% of the average value of its portfolio.

Principal Investment Strategies of the Fund
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in exchange-traded products (“ETPs”) that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (“REITs”) and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including exchange-traded funds (“ETFs”), commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.

Table of Contents - Institutional Shares Prospectus

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries.  The Underlying Funds, or the Fund, may invest in commodity-linked or commodity index-linked derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund’s basic strategic target allocation mix is approximately as follows: 20% commodities, 35% natural resource equities, 20% real estate, and 25% inflation-protected debt securities.  Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Table of Contents - Institutional Shares Prospectus

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely related investments.

Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.
Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Table of Contents - Institutional Shares Prospectus

Credit Risk:  Individual issues of fixed income securities, such as ETNs, may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK SM GLOBAL REAL RETURN FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2013) was -8.25%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.74%
Worst Quarter:	Quarter ended June 30, 2012	-4.71%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Global Real Return Fund
Return Before Taxes	9.39%	-3.12%
Return After Taxes on Distributions	9.10%	-3.56%
Return After Taxes on Distributions and Sale of Fund Shares	6.30%	-2.82%
Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	6.98%	9.32%
Global Real Return Blended Index (reflects no deduction for fees, expenses or taxes)	7.88%	-3.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Table of Contents - Institutional Shares Prospectus

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  SSgA Funds Management, Inc. (“SSgA FM”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with SSgA FM	Length of Service to the Fund

Robert Guiliano	Vice President and Senior Portfolio Manager	Since 2011
Christopher Goolgasian, CPA, CFA, CAIA	Vice President and Head of Portfolio Management – Americas for the Investment Solutions Group	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective
GuideMarkSM Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.72%

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 213.80% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Table of Contents - Institutional Shares Prospectus

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM CORE FIXED INCOME FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2013) was -3.01%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2012	2.12%
Worst Quarter:	Quarter ended December 31, 2012	-0.28%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Core Fixed Income Fund
Return Before Taxes	4.95%	5.96%
Return After Taxes on Distributions	3.85%	4.88%
Return After Taxes on Distributions and Sale of Fund Shares	3.31%	4.47%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	6.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Table of Contents - Institutional Shares Prospectus

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Campe Goodman, CFA	Vice President and Fixed Income Portfolio Manager	Since 2012
Joseph F. Marvan, CFA	Senior Vice President and Fixed Income Portfolio Manager	Since 2012
Lucius T. Hill, III	Senior Vice President and Fixed Income Portfolio Manager	Since 2012

Portfolio Manager	Position with BHMS	Length of Service to the Fund

David Hardin	Managing Director and Portfolio Manager	Since 2010
John Williams, CFA	Managing Director and Portfolio Manager	Since 2010
Deborah Petruzzelli	Managing Director and Portfolio Manager	Since 2010
Scott McDonald, CFA	Managing Director and Portfolio Manager	Since 2010
Mark Luchsinger, CFA	Managing Director and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective
GuideMarkSM Tax-Exempt Fixed Income Fund (the “Fund”) seeks to provide current income exempt from federal income tax.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.78%

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$80	$249	$433	$966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.36% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax (“AMT”).

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.

Table of Contents - Institutional Shares Prospectus

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature within three to ten years.  Long-term municipal securities generally mature some time after ten years.  The average dollar-weighted portfolio maturity of the portfolio is expected to be maintained between three and fifteen years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow the sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Municipal Securities Risk:  The Fund is subject to municipal securities risks.  The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

Tax Risk:  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Some income may be subject to the federal alternative minimum tax (“AMT”) that applies to certain investors.

Table of Contents - Institutional Shares Prospectus

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was -3.87%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.53%
Worst Quarter:	Quarter ended December 31, 2010	-4.65%

Average Annual Total Returns for Periods Ended December 31, 20121
	One Year	Five Years	10 Years
Tax-Exempt Fixed Income Fund – Service Shares
Return Before Taxes	6.95%	5.05%	3.61%
Return After Taxes on Distributions	6.93%	4.79%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	5.56%	4.54%	3.35%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%

1.
Institutional Shares of the Fund have not commenced operations as of the date of this Prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

Table of Contents - Institutional Shares Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Delaware Investments Fund Advisers (formerly known as Delaware Management Company) (“DIFA”) and Nuveen Asset Management, LLC (“NAM”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with DIFA	Length of Service to the Fund

Joseph Baxter	Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager	Since 2006
Stephen Czepiel	Senior Vice President and Senior Portfolio Manager	Since 2006
Gregory Gizzi	Senior Vice President and Senior Portfolio Manager	Since 2012

Portfolio Manager	Position with NAM	Length of Service to the Fund

Martin J. Doyle, CFA	Managing Director and Director of SMA Portfolio Management	Since 2006
John V. Miller, CFA	Managing Director and Co-Head of Fixed Income	Since 2006
Michael J. Sheyker, CFA	Senior Vice President and Portfolio Manager	Since 2006

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are primarily exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective
The GuideMarkSM Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.33%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.05%
Amount of Expense Recoupment(2)	0.02%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Recoupment) (1)(2)	1.07%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.05% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$336	$581	$1,284

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 101.49% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal circumstances, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund’s currency exposure will be actively managed and the sub-advisors will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Table of Contents - Institutional Shares Prospectus

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Foreign Securities Risk:  The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Foreign Exchange Trading Risk:  The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Inflation-Indexed Securities Risk:   Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Loan risk:  Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Convertible Securities Risk:   The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Table of Contents - Institutional Shares Prospectus

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, collateralized debt obligations, collateralized loan obligations, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents - Institutional Shares Prospectus

GUIDEMARK SM OPPORTUNISTIC FIXED INCOME FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2013) was -1.15%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.12%
Worst Quarter:	Quarter ended June 30, 2012	-0.19%

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (April 29, 2011)
Opportunistic Fixed Income Fund
Return Before Taxes	14.73%	4.95%
Return After Taxes on Distributions	13.03%	3.47%
Return After Taxes on Distributions and Sale of Fund Shares	9.52%	3.33%
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	4.84%	3.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Franklin Advisers, Inc. (“Franklin”), Loomis, Sayles & Co., L.P. (“Loomis Sayles”) and DoubleLine Capital LP (“DoubleLine”) are the sub-advisors for the Fund.

Table of Contents - Institutional Shares Prospectus

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Franklin	Length of Service to the Fund

Michael Hasenstab, Ph.D.	Senior Vice President	Since 2011
Canyon Chan, CFA	Senior Vice President	Since 2011

Portfolio Manager	Position with Loomis Sayles	Length of Service to the Fund

Matthew Eagan, CFA	Vice President	Since 2011
Kevin Kearns	Vice President	Since 2011
Todd Vandam, CFA	Vice President	Since 2011

Portfolio Manager	Position with DoubleLine	Length of Service to the Fund

Jeffrey E. Gundlach	Chief Executive Officer	Since 2012
Philip A. Barach	President	Since 2012

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Strategic Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses(1)	0.64%
Total Annual Fund Operating Expenses(1)	1.06%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

Table of Contents - Institutional Shares Prospectus

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents).  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

Table of Contents - Institutional Shares Prospectus

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Table of Contents - Institutional Shares Prospectus

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents - Institutional Shares Prospectus

GUIDEPATH SM STRATEGIC ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was 5.06%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	11.82%
Worst Quarter:	Quarter ended June 30, 2012	-5.39%

Average Annual Total Returns for Periods Ended December 31, 2012 1
	One Year	Since Inception (April 29, 2011)
Strategic Asset Allocation Fund – Service Shares
Return Before Taxes	15.43%	-0.73%
Return After Taxes on Distributions	15.30%	-0.90%
Return After Taxes on Distributions and Sale of Fund Shares	10.20%	-0.63%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	16.00%	5.06%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	16.80%	-0.05%

1.
Institutional Shares of the Fund did not have a calendar year of performance as of the date of this Prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Table of Contents - Institutional Shares Prospectus

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses(1)	0.72%
Total Annual Fund Operating Expenses(1)	1.15%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Table of Contents - Institutional Shares Prospectus

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.22% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

Table of Contents - Institutional Shares Prospectus

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Table of Contents - Institutional Shares Prospectus

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents - Institutional Shares Prospectus

GUIDEPATH SM TACTICAL CONSTRAINED ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was 3.61%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	9.66%
Worst Quarter:	Quarter ended June 30, 2012	-4.10%

Average Annual Total Returns for Periods Ended December 31, 2012 1
	One Year	Since Inception (April 29, 2011)
Tactical Constrained Asset Allocation Fund – Service Shares
Return Before Taxes	13.26%	1.07%
Return After Taxes on Distributions	12.85%	0.77%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	0.79%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	16.00%	5.06%
Tactical Constrained Blended Index (reflects no deduction for fees, expenses or taxes)	13.74%	1.77%

1.
Institutional Shares of the Fund did not have a calendar year of performance as of the date of this Prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Table of Contents - Institutional Shares Prospectus

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses(1)	0.77%
Total Annual Fund Operating Expenses(1)	1.29%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Table of Contents - Institutional Shares Prospectus

1 Year	3 Years	5 Years	10 Years
$131	$409	$708	$1,556

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 195.89% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange–traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

Table of Contents - Institutional Shares Prospectus

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Table of Contents - Institutional Shares Prospectus

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents - Institutional Shares Prospectus

GUIDEPATH SM TACTICAL UNCONSTRAINED ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was 6.33%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	8.29%
Worst Quarter:	Quarter ended June 30, 2012	-2.94%

Average Annual Total Returns for Periods Ended December 31, 2012 1
	One Year	Since Inception (April 29, 2011)
Tactical Unconstrained Asset Allocation Fund – Service Shares
Return Before Taxes	10.94%	-1.04%
Return After Taxes on Distributions	10.51%	-1.33%
Return After Taxes on Distributions and Sale of Fund Shares	7.20%	-1.01%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	16.00%	5.06%
Tactical Unconstrained Blended Index (reflects no deduction for fees, expenses or taxes)	15.62%	0.40%

1.
Institutional Shares of the Fund did not have a calendar year of performance as of the date of this Prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Table of Contents - Institutional Shares Prospectus

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective
The GuidePathSM Absolute Return Asset Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Acquired Fund Fees and Expenses(1)	0.66%
Total Annual Fund Operating Expenses(1)	1.17%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Table of Contents - Institutional Shares Prospectus

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.86% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Table of Contents - Institutional Shares Prospectus

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Table of Contents - Institutional Shares Prospectus

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH SM ABSOLUTE RETURN ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was -2.27%.

Table of Contents - Institutional Shares Prospectus

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2012	2.10%
Worst Quarter:	Quarter ended June 30, 2012	-0.40%

Average Annual Total Returns for Periods Ended December 31, 2012 1
	One Year	Since Inception (April 29, 2011)
Absolute Return Asset Allocation Fund – Service Shares
Return Before Taxes	4.28%	1.98%
Return After Taxes on Distributions	3.82%	1.59%
Return After Taxes on Distributions and Sale of Fund Shares	2.82%	1.48%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	0.06%

1.
Institutional Shares of the Fund did not have a calendar year of performance as of the date of this Prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Multi-Asset Income Asset Allocation Fund (the “Fund”) seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.38%
Acquired Fund Fees and Expenses(1)	0.63%
Total Annual Fund Operating Expenses(1)	1.36%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$138	$431	$745	$1,635

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the period from the inception of the Fund on August 31, 2012 to March 31, 2013, the Fund’s portfolio turnover rate was 21.35% of the average value of its portfolio.

Table of Contents - Institutional Shares Prospectus

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including American Depositary Receipts (“ADRs”)).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Table of Contents - Institutional Shares Prospectus

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Table of Contents - Institutional Shares Prospectus

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Investors in an MLP (i.e., the Fund) may not be shielded from liability for the debts of the MLP to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to the risk of changes in its tax treatment.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Table of Contents - Institutional Shares Prospectus

Loan risk:  Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Shares Prospectus

GUIDEPATHSM FIXED INCOME ALLOCATION FUND

Investment Objective
GuidePathSM Fixed Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)	0.40%
Total Annual Fund Operating Expenses(1)	0.90%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$287	$498	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the period from the inception of the Fund on September 13, 2012 to March 31, 2013, the Fund’s portfolio turnover rate was 18.75% of the average value of its portfolio.

Table of Contents - Institutional Shares Prospectus

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Table of Contents - Institutional Shares Prospectus

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Table of Contents - Institutional Shares Prospectus

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk:The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan risk:  Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliated of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Institutional Shares Prospectus

GUIDEPATHSM ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective
GuidePathSM Altegris® Diversified Alternatives Allocation Fund (formerly, GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund) (the “Fund”) seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses(1)	2.75%
Total Annual Fund Operating Expenses	3.19%
Amount of Fee Waiver and/or Expense Assumption(2)	–0.15%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)(3)	3.04%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through July 31, 2014 to: (i) waive its entire Management Fees, effective December 13, 2012; and (ii) waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  Each agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

(3)	The Fund’s “Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)” have been restated to reflect the fee waiver and expense limitation agreements currently in effect .

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$307	$969	$1,656	$3,484

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the period from the inception of the Fund on September 13, 2012 to March 31, 2013, the Fund’s portfolio turnover rate was 16.16% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris Advisors, LLC (“Altegris”), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, and the Altegris® Fixed Income Long Short Fund.  Both Altegris and the Advisor are wholly-owned subsidiaries of Genworth Financial, Inc.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and exchange-traded products, such as exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Managed Futures Strategy, a Global Macro Strategy, an Equity Long/Short Strategy and a Fixed Income Strategy (each described below).  Additional strategies may be added over time. The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to a Managed Futures or Global Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.  A Managed Futures Strategy is a trend-following strategy that alerts portfolio managers when to take long or short positions, giving them the opportunity to potentially profit from both positive and negative developments in multiple markets and asset classes simultaneously.  In contrast to a Managed Futures Strategy that reacts to trends, portfolio managers following a Global Macro Strategy seek to predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  Both a Managed Futures Strategy and a Global Macro Strategy may give the Fund exposure to emerging markets.

Assets managed pursuant to an Equity Long/Short Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks, stock warrants and rights and convertible debt securities.

Assets managed pursuant to a Fixed Income Strategy, or in a Fixed Income Long/Short Strategy, may be invested in a wide variety of domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986 , as amended , by investing up to 25% of its assets through a wholly-owned and controlled subsidiary (“Subsidiary”).  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

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Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:   Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

US. Government Agency Obligations Risk:   Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

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Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Regulatory Change Risk:  Certain Underlying Funds advised by Altegris have filed with the National Futures Association (“NFA”), a notice claiming an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Altegris Funds’ operation. Recently the CFTC amended Section 4.5, and is promulgating new rules, which will subject the Fund and Underlying Funds to regulation by the CFTC.  Certain of the requirements that would apply to the Fund and Underlying Funds have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted.  These changes will result in additional registration and disclosure obligations, may potentially limit or restrict the ability of an Altegris Underlying Fund to pursue its investment strategies in substantially the same manner as it currently does, and may increase future operating and investment costs of the Underlying Funds and, consequently, the Fund.

Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. The potential loss on an uncovered short is unlimited. Shorting will also result in higher transaction costs and may result in higher taxes.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

Wholly-Owned Subsidiary Risk:  A Subsidiary will not be subject to all of the investor protections of the Investment Company Act of 1940, as amended.  Changes in the laws of the United States and/or the Cayman Islands could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  By investing in the Fund, you indirectly bear the expenses of the Subsidiary.  Furthermore, any income received from the Subsidiary’s investments in underlying pooled investment vehicles may be taxed at less favorable rates than capital gains.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Altegris Advisors, LLC (“Altegris”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

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Portfolio Manager	Position with Altegris	Length of Service to the Fund

Jon Sundt	President and Chief Executive Officer	Since Inception
Matt Osborne	Executive Vice President	Since Inception
Allen Cheng	Senior Vice President and Chief Investment Officer	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

In the case of a Fund that has a policy of investing, under normal circumstances, either at least 80% or substantially all of its assets in a particular type of investment as of the time of purchase (a “Names Rule Policy”), the Fund’s Names Rule Policy may be changed without shareholder approval (except the Tax-Exempt Fixed Income Fund).  No change to a Fund’s Names Rule Policy will be made without a minimum of 60 days advance notice being provided to the shareholders of the Fund.  For purposes of a Fund’s Names Rule Policy, the Fund’s assets include net assets plus borrowings for investment purposes, if any.

GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Growth Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs of foreign companies.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.  The sub-advisor generally seeks to align valuation and growth measures with the Fund's benchmark index to ensure style consistency .

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GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Value Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.  The sub-advisor generally seeks to align valuation and growth measures with the Fund's benchmark index to ensure style consistency.

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GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Small/Mid Cap Core Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

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GUIDEMARKSM WORLD EX-US FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM World ex-US Fund is to provide capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks, REITS, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including ADRs and GDRs.

The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.

The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.  However, the Fund may invest a significant portion of its assets in a particular country, if, in the judgment of the sub-advisor, economic and business conditions warrant such investments.  To the extent that the Fund invests a significant portion of its assets in one country at any time, the Fund will face a greater risk of loss due to factors adversely affecting issuers located in that single country than if the Fund always maintained a greater degree of diversity among the countries in which it invests.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.   The types of derivatives in which the Fund may invest include futures and forwards.  The Fund may use currency forwards, currency futures and currency option contracts as part of its effort to manage the foreign currency risk exposure of non-dollar-denominated assets held in the Fund.  The degree to which currency derivatives are used in the Fund will be directly related to the current or anticipated levels of non-dollar asset exposure in the Fund, and to the types of foreign currency exposures experienced, which may vary significantly over time.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

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GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Opportunistic Equity Fund is capital appreciation over the long-term, with a secondary objective of current income.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

The Fund may invest up to 35% of its total assets in ADRs and securities of foreign companies in both developed or emerging market countries.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s portfolio.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.  While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The sub-advisors may maintain significant cash positions when they do not identify sufficiently attractive investment opportunities within the equity markets.

In managing its allocated portion of the Fund’s portfolio, Westfield seeks to identify equity investments with attractive prospects for growth.  The sub-advisor applies a fundamental, bottom-up investment process combined with market trend analysis to construct an opportunistic, all-cap growth portfolio.  The sub-advisor constructs a concentrated, conviction-weighted portfolio that generally maintains broad limitations on industry and sector weightings in order to seek to manage risk.

In managing its allocated portion of the Fund’s portfolio, Diamond Hill utilizes an intrinsic value methodology focused on absolute returns.  To estimate a company’s intrinsic value, Diamond Hill concentrates on the fundamental economic drivers of the company’s business.  The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.  The sub-advisor also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors.  If the sub-advisor’s estimate of intrinsic value differs sufficiently from the current market price, the sub-advisor may view the company as an attractive investment opportunity.  The sub-advisor maintains an absolute return focus by not managing to a specific benchmark.  In constructing a portfolio of securities, the sub-advisor is not constrained by the sector or industry weights in the benchmark.  The sub-advisor relies on individual stock selection and discipline in the investment process to add value.  The highest portfolio security weights are assigned to companies where the sub-advisor has the highest level of conviction.

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In managing its allocated portion of the Fund’s portfolio, River Road uses a proprietary research process to narrow the field of potential investments into a more refined working universe.  River Road then employs a value-driven, bottom-up approach that seems to identify companies that they believe have certain characteristics including:

●	High, growing dividend yield
●	Financial strength
●	Priced at a discount to absolute value
●	Attractive business model
●	Shareholder-oriented management
●	Undiscovered , underfollowed, misunderstood companies

To manage risk, River Road employs a structured sell discipline and a strategy of balanced diversification.

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GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuideMarkSM Global Real Return Fund seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in ETPs that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, REITs and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including ETFs, commodity pools or trusts and/or passively managed index funds, and may also invest directly in securities and other exchange-traded products, such as ETNs.  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investment in Underlying Funds provides exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries involved in mining, exploration, energy transportation and related materials or support.  The Underlying Funds, or the Fund, may invest in “commodity-linked” or “commodity index-linked” investments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.  The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The value of a commodity-linked investments is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

The Fund may seek exposure to the commodities markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices.  In some cases, the notes may have a principal protection feature that causes the note to terminate in the event of a significant decline in value.  These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.  The value of these notes will rise or fall in response to changes in the underlying commodity or related index.  These notes expose the Fund to movements in commodity prices.  These notes also are subject to risks, such as credit, market and interest rate risks, that generally affect the values of debt securities.  These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.  Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested.  The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through securities of REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).  Typically, the majority of such real estate companies’ assets, gross income or net profits are derived from development, ownership, leasing, financing, construction, management or sale of real estate.

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. TIPS as well as foreign currency-denominated inflation-protected securities.  TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation.  The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal.  TIPS are backed by the full faith and credit of the U.S. Government.  The Consumer Price Index for Urban Consumers may not adequately represent the inflation experience of all investors.

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The Fund’s basic strategic target allocation mix, or the benchmark for its combination of investments in each asset class over time, will be approximately as follows: 20% Commodities, 35% Natural Resource Equity, 20% Real Estate, and 25% Inflation-Protected Debt Securities.

Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.  The sub-advisor’s tactical asset allocation process is designed to make a series of low-correlated tactical moves in a risk-controlled framework, meant to deliver performance above that of the basic strategic target allocation mix over an entire business cycle.  The sub-advisor combines output from quantitative models with qualitative insight, to implement the global tactical real return asset strategy within a disciplined three-step investment process that applies macroeconomic and financial valuation methods for asset class evaluation along with risk-controlled portfolio construction and cost-effective implementation.

The Fund’s investment in Underlying Funds and the percentage of the strategic target allocation mix may not directly correspond because each Underlying Fund may contain various subsets of an asset class (e.g., natural resources and commodities or related equities), and the percentages are subject to review and modification by the Fund’s sub-advisor.  Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.  The sub-advisor reviews the allocations on a regular basis and will adjust the allocations as the market and economic outlook changes.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  The Fund may replace Underlying Funds or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.  Although the Fund invests primarily in Underlying Funds, it may also invest in other types of securities, including open-end investment companies and cash equivalents such as money market funds.

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GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  This objective is fundamental, meaning that it cannot be changed without shareholder approval.  The Fund will also seek capital appreciation.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.  The Fund intends to invest in the following types of fixed income securities:

●	Obligations issued or guaranteed by the U.S. Federal Government, U.S. Federal agencies or U.S. government sponsored corporations and agencies

●
Obligations of U.S. and non-U.S. corporations denominated in U.S. dollars such as mortgage bonds, convertible and non-convertible notes and debentures, preferred stocks, commercial paper, certificates of deposit and bankers acceptances used by industrial, utility, finance, commercial banking or bank holding company organizations.

●
Mortgage-backed and asset-backed securities (including adjustable rate mortgage loans, fixed rate mortgage loans, collateralized mortgage obligations, multiple class mortgage-backed securities, privately issued mortgage-backed securities and stripped mortgage-backed securities).

●
Obligations, including the securities of emerging market issuers, denominated in U.S. dollars of international agencies, supranational entities and foreign governments (or their subdivisions or agencies).

●	Obligations issued or guaranteed by U.S. local, city and state governments and agencies.

●	Zero Coupon, Deferred Interest, Pay-in-Kind and Capital Appreciation bonds.

●	Repurchase Agreements & Reverse Repurchase Agreements

●	To Be Announced (TBA)/When Issued (WI) Securities.

●	Securities offered pursuant to Rule 144A and Commercial Paper defined under Section 4(2) of the Securities Act of 1933.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

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GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax. This objective is fundamental, meaning it cannot be changed without shareholder approval.  The other investment strategies described below (other than the 80% Policy) are not fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the AMT.

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.  Any tax-exempt interest income earned by the Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.  Examples of municipal securities include:

●	Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues

●	Municipal commercial paper and other short-term notes

●	Construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations

●
Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

●	Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds

●	Variable rate securities

●	Municipal bonds and leases

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature between three and 10 years.  Long-term municipal securities generally mature some time after 10 years.  The average dollar weighted portfolio maturity of the portfolio is expected to be maintained between three and 15 years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.  While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in the market value of the security or in the share price of the Fund.  Although the Fund is permitted to make taxable investments under the circumstances described under the heading entitled “Temporary Defensive Positions,” the Fund currently does not intend to generate income subject to regular federal income tax.

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The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

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GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuideMarkSM Opportunistic Fixed Income Fund seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rate differentials.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal market conditions, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related investments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives.  The Fund uses derivatives to earn income and enhance returns, to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and OTC options), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), credit-linked securities, caps, floors, collars, structured notes, warrants and other derivative instruments.  The Fund may also invest in credit derivative products (such as credit default swap index products, loan credit default swaps, and asset-backed credit default swaps) to manage default risk and credit exposure.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

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The Fund pursues its total return investment objective through both “long” and “short” investment and currency exposures.  The Fund obtains long investment exposures through direct investments as well as derivative investments; and the Fund’s short exposures are obtained mainly through derivatives.  A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index.  A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index.  The Fund’s use of derivatives may have a leveraging effect.  However, the Fund will maintain sufficient liquid assets to cover its obligations under derivative contracts.  Through its use of derivatives, the notional value of its combined long and short exposures for investment purposes may exceed the Fund’s net asset value (generally up to a significant percentage of the Fund’s assets on both a long and short basis), however, derivatives primarily used for duration management and short term investments such as cash and money market instruments are not subject to this limit.  The Fund’s total exposures may be higher or lower at any given time.  The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The sub-advisors actively manage the Fund’s currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.  The Fund may invest in currencies directly or through a broad range of foreign currency derivatives.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long-only fixed income fund.  The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income markets.  While the sub-advisor will seek to manage the Fund’s volatility and overall risk exposure in a prudent manner, it is possible that the Fund may exhibit negative returns in any particular month, quarter or year.  Nonetheless, the Fund’s portfolio managers will carefully manage overall risk and will add risk when appropriately compensated by additional return.

The Fund is classified as a non-diversified investment company, which means that it may invest in a limited number of issuers, and therefore, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.  The Fund expects to engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

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GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Strategic Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchanged-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

The Fund’s main strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities, including cash equivalents.  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

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The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

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The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding capital market expectations, the economic outlook, and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

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The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Absolute Return Asset Allocation Fund seeks to achieve consistent absolute positive returns over time regardless of the market environment.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  Using qualitative and quantitative techniques, the Fund’s assets may be oriented more or less toward alternative investments, or toward various types of opportunistic investments.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Table of Contents - Institutional Shares Prospectus

GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Multi-Asset Income Asset Allocation Fund seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, REITs and MLPs.  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including ADRs).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

Table of Contents - Institutional Shares Prospectus

GUIDEPATHSM FIXED INCOME ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Fixed Income Allocation Fund seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

Table of Contents - Institutional Shares Prospectus

GUIDEPATHSM ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Altegris® Diversified Alternatives Allocation Fund seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris, including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, and the Altegris® Fixed Income Long Short Fund.  Both Altegris and the Advisor are wholly-owned subsidiaries of Genworth Financial, Inc.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and exchange-traded products, such as ETFs and ETNs.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Managed Futures Strategy, a Global Macro Strategy, an Equity Long/Short Strategy and a Fixed Income Strategy (each described below).  Additional strategies may be added over time.  The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to a Managed Futures or Global Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.  A Managed Futures Strategy is a trend-following strategy that alerts portfolio managers when to take long or short positions, giving them the opportunity to potentially profit from both positive and negative developments in multiple markets and asset classes simultaneously.  In contrast to a Managed Futures Strategy that reacts to trends, portfolio managers following a Global Macro Strategy seek to predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  Both a Managed Futures Strategy and a Global Macro Strategy may give the Fund exposure to emerging markets.

Assets managed pursuant to an Equity Long/Short Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks, stock warrants and rights and convertible debt securities.

Assets managed pursuant to a Fixed Income Strategy, or in a Fixed Income Long/Short Strategy, may be invested in a wide variety of domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Table of Contents - Institutional Shares Prospectus

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a Subsidiary.  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Table of Contents - Institutional Shares Prospectus

FURTHER DETAILS ABOUT THE FUNDS

Cash and Short-Term Investments.  Each Fund may from time to time have a portion of its assets invested in money market mutual funds, cash and short-term, high-quality money market investments.  The Funds may invest in money market investments while waiting to invest cash received from purchases of Fund shares, the sale of portfolio securities or other sources.  Money market investments purchased by a Fund will be rated in one of the four highest ratings categories by an NRSRO.  Under normal circumstances, each Fund may hold cash or money market securities such as money market mutual funds, commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (such as U.S. Treasury obligations) and repurchase agreements.

Investments in Other Investment Companies and Exchange-Traded Funds.  Each Fund may invest in other investment companies (including business development companies), ETFs and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.  A Fund’s investments in shares of other investment companies (including certain ETFs) are limited by the federal securities laws and regulations governing mutual funds.  The Fund’s investments in securities of other investment companies, including ETFs, may result in the duplication of certain fees and expenses.

Ordinarily, the 1940 Act prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, GPS Funds I and GPS Funds II (each a “Trust” and, together, the “Trusts”) may rely on provisions of the 1940 Act that permit a Fund to operate as a fund of funds that invests in underlying mutual funds, along with certain other investments.  Additionally, the Trusts and certain unaffiliated Underlying Funds (including ETFs) have obtained exemptive orders from the SEC that each permit a Fund or Funds to acquire securities of other investment companies in excess of the percentage limits of the 1940 Act.  Each Fund that invests in Underlying Funds may choose to rely from time to time on the provisions of the 1940 Act, the Funds’ exemptive order and/or exemptive orders obtained by Underlying Funds.

Investments in Affiliated Underlying Funds.  Each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). For example, each Fund may invest in Underlying Funds that are advised by Altegris (which, like the Advisor, is a wholly-owned subsidiary of Genworth Financial, Inc.), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund and the Altegris® Equity Long Short Fund. Because the Advisor and/or its affiliates receive asset-based fees for providing services to the affiliated Underlying Funds, the Funds’ investments in such affiliated Underlying Funds would benefit the Advisor and/or its affiliates. Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Funds’ assets.

Liquidity of Investments.  Adverse market developments or unfavorable investor perceptions may cause the securities held by an Underlying Fund, or the Underlying Fund itself, to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or an Underlying Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and in unfavorable conditions causing a loss to the Fund or Underlying Fund.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT

Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money.

The alphabetized table below, and the descriptions that follow, describe the principal risks of investing in the Funds.  These risks could adversely affect the net asset value and total return of a Fund and your investment.  For purposes of this section, the term “Fund” should be read to mean the Funds and the Underlying Funds.

Table of Contents - Institutional Shares Prospectus

• Applicable -- Not Applicable	GuideMarkSM Large Cap Growth Fund	GuideMarkSM Large Cap Value Fund	GuideMarkSM Small/Mid Cap Core Fund	GuideMarkSM World Ex-US Fund	GuideMarkSM Opportunistic Equity Fund	GuideMarkSM Global Real Return Fund
Agricultural Sector Risk	--	--	--	--	--	●
Alternative Strategies Risk	--	--	--	--	--	●
Commodities Risk	--	--	--	--	--	●
Convertible Securities Risk	--	--	--	--	--	--
Credit Risk	--	--	--	--	--	●
Derivatives Risk	--	●	●	●	●	●
Emerging Markets Risk	●	--	--	●	●	●
Energy Sector Risk	--	--	--	--	--	●
Exchange-Traded Funds Risk	--	--	--	●	--	●
Foreign Exchange Trading Risk	--	--	--	--	--	--
Foreign Securities Risk	●	●	●	●	●	●
Fund of Funds Risk	--	--	--	--	--	--
Growth Investment Risk	●	--	--	--	--	--
High-Yield Debt Securities Risk	--	--	--	--	--	--
Inflation-Indexed Securities Risk	--	--	--	--	--	--
Interest Rate Risk	--	--	--	--	--	●
Liquidity Risk	--	--	●	●	●	●
Loan Risk	--	--	--	--	--	--
Management Risk	●	●	●	●	●	●
Market Risk	●	●	●	●	●	●
Master Limited Partnership Risk	--	--	--	--	--	--
Maturity Risk	--	--	--	--	--	--
Metal and Mining Sector Risk	--	--	--	--	--	●
Mortgage- and Asset-Backed Securities Risk	--	--	--	--	--	--
Municipal Securities Risk	--	--	--	--	--	--
Non-Diversification Risk	--	--	--	--	●	--
Pooled Investment Vehicle Risk	--	--	--	--	--	●
Portfolio Turnover Risk	--	--	--	--	●	--
Real Estate Risk	--	--	--	●	--	●
Regulatory Change Risk	--	--	--	--	--	--
Short Selling and Short Position Risk	--	--	--	--	--	--
Small and Medium Capitalization Company Risk	●	--	●	●	●	--
Structured Note Risk	--	--	--	--	--	--
Tax Risk	--	--	--	--	--	--
U.S. Government Agency Obligations Risk	--	--	--	--	--	--
Value Investment Risk	--	●	--	--	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	--	--
Table of Contents - Institutional Shares Prospectus

• Applicable -- Not Applicable	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Tax-Exempt Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund	GuidePathSM Strategic Asset Allocation Fund	GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
Agricultural Sector Risk	--	--	--	--	--
Alternative Strategies Risk	--	--	--	●	●
Commodities Risk	--	--	●	●	●
Convertible Securities Risk	--	--	●	--	--
Credit Risk	●	●	●	●	●
Derivatives Risk	--	--	●	●	●
Emerging Markets Risk	--	--	●	●	●
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	--	--	--	●	●
Foreign Exchange Trading Risk	--	--	●	--	--
Foreign Securities Risk	--	--	●	●	●
Fund of Funds Risk	--	--	--	●	●
Growth Investment Risk	--	--	--	●	●
High-Yield Debt Securities Risk	--	●	●	●	●
Inflation-Indexed Securities Risk	--	--	●	--	--
Interest Rate Risk	●	●	●	●	●
Liquidity Risk	●	●	●	--	--
Loan Risk	--	--	●	--	--
Management Risk	●	●	●	●	●
Market Risk	●	●	●	●	●
Master Limited Partnership Risk	--	--	--	--	--
Maturity Risk	●	●	●	--	--
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	●	--	●	●	●
Municipal Securities Risk	--	●	--	--	--
Non-Diversification Risk	--	--	●	--	--
Pooled Investment Vehicle Risk	--	--	--	--	--
Portfolio Turnover Risk	●	--	●	--	--
Real Estate Risk	--	--	--	●	●
Regulatory Change Risk	--	--	--	--	--
Short Selling and Short Position Risk	--	--	--	--	--
Small and Medium Capitalization Company Risk	--	--	--	●	●
Structured Note Risk	--	--	--	--	--
Tax Risk	--	●	--	--	--
U.S. Government Agency Obligations Risk	●	--	●	●	●
Value Investment Risk	--	--	--	●
Wholly-Owned Subsidiary Risk	--	--	--	--	--

Table of Contents - Institutional Shares Prospectus

• Applicable -- Not Applicable	GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	GuidePathSM Absolute Return Asset Allocation Fund	GuidePathSM Multi-Asset Income Asset Allocation Fund	GuidePathSM Fixed Income Allocation Fund	GuidePathSM Altegris® Diversified Alternatives Allocation Fund
Agricultural Sector Risk	--	--	--	--	●
Alternative Strategies Risk	●	●	●	--	●
Commodities Risk	●	●	●	--	●
Convertible Securities Risk	--	--	●	●	●
Credit Risk	●	●	●	●	●
Derivatives Risk	●	●	●	●	●
Emerging Markets Risk	●	●	●	●	●
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	●	●	●	●	●
Foreign Exchange Trading Risk	--	--	●	●	●
Foreign Securities Risk	●	●	●	●	●
Fund of Funds Risk	●	●	●	●	●
Growth Investment Risk	●	●	●	--	--
High-Yield Debt Securities Risk	●	●	●	●	●
Inflation-Indexed Securities Risk	--	--	--	--	--
Interest Rate Risk	●	●	●	●	●
Liquidity Risk	--	--	●	●	●
Loan Risk	--	--	●	●	--
Management Risk	●	●	●	●	●
Market Risk	●	●	●	●	●
Master Limited Partnership Risk	--	--	●	--	--
Maturity Risk	--	--	●	●	●
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	●	●	●	●	●
Municipal Securities Risk	--	--	●	●	--
Non-Diversification Risk	--	--	--	--	--
Pooled Investment Vehicle Risk	--	--	--	--	●
Portfolio Turnover Risk	--	--	--	--	●
Real Estate Risk	●	●	●	--	--
Regulatory Change Risk	--	--	--	--	●
Short Selling and Short Position Risk	--	--	--	--	●
Small and Medium Capitalization Company Risk	●	--	●	--	●
Structured Note Risk	--	--	--	--	●
Tax Risk	--	--	--	--	--
U.S. Government Agency Obligations Risk	●	●	●	●	●
Value Investment Risk	●	●	●	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	●

Table of Contents - Institutional Shares Prospectus

●
Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely related investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting the agricultural sector, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can influence industry profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, the companies in the agriculture sector must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of such companies. In addition, agricultural and livestock businesses may be significantly affected by adverse weather, pollution and/or disease which could limit or halt production.

●
Alternative Strategies Risk:  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies may also expose the Fund to the risk that a counterparty to a transaction will not perform as promised, including because of such counterparty’s bankruptcy or insolvency, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

●
Commodities Risk:  A Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

A Fund’s ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Code relating to the Fund’s qualification as a regulated investment company (“RIC”) and may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service (“IRS”). Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder’s return.  Pursuant to the Code, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC. Gains from the disposition of commodities are not considered qualifying income for this purpose. Additionally, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income.  As a result, a Fund’s ability to directly invest in commodity-linked investments as part of its investment strategy is limited to a maximum of 10% of its gross income.

●
Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

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Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Funds may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

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Each Fund, except for the Core Fixed Income Fund and the Tax-Exempt Fixed Income Fund, may use stock index futures for the purpose of gaining full exposure to the Fund’s benchmark.  In general, the use of stock index futures for this purpose does not significantly increase a Fund’s risk and does not lead to leverage within a Fund.  The Opportunistic Fixed Income Fund and Altegris® Diversified Alternatives Allocation Fund may use stock index futures for other hedging and investment purposes, which may magnify the overall risks to each such Fund.

The Core Fixed Income Fund, the Opportunistic Equity Fund, the World ex-US Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund, the Absolute Return Asset Allocation Fund, the Tactical UnconstrainedSM Asset Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund may engage in currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within these Funds to non-dollar-denominated assets.  In general, the use of currency derivative contracts for hedging may reduce the overall risk level of these Funds, albeit at a cost that may lower overall performance.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.  The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract.  In general the use of currency derivatives for hedging purposes will not lead to leverage within these Funds.

The Core Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund may engage in money market and fixed income derivatives contracts including futures, forwards, options and swaps, for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities.  In general, the use of money market and fixed income derivatives may increase the risk within these Funds.  The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract.  The investment results achieved by the use of money market and fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  Derivatives may also create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund committed in connection with the derivatives.  The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Additionally, a Fund trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

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Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

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Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange.  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.  In some cases, an ETF may seek to replicate the performance of a particular index by identifying and holding only a subset of the securities in the index or by holding one or more derivative instruments related to the index.  In such cases, an investment in the ETF is subject to the risk that the replication strategy used by the ETF will fail to accurately track the performance of the index.  In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives.

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Foreign Exchange Trading Risk:  The Opportunistic Fixed Income Fund,  the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund each may actively trade in spot and forward currency positions and related currency derivatives in an attempt to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

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Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

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Fund of Funds Risk:  A Fund may be subjected to fund of funds risk, which means that the ability of a Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that a Fund allocates to the Underlying Funds.  There can be no assurance that either a Fund or the Underlying Funds will achieve their investment objectives.

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Growth Investment Risk:  Growth investment risk is the risk that a Fund’s investment in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, a Fund’s investment in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

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High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

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Inflation-Indexed Securities Risk:   Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

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Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of a Fund’s investments decreases, investors in those Funds may lose money.

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Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

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Loan risk: Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.  Additional risks may include the risk of subordination to the interests of other creditors, limited or no collateral, the lack of  a secondary market, extended settlement periods, the risk of prepayment and the lack of publicly available information.

●	Management Risk: An investment or allocation strategy used by a Fund may fail to produce the intended results.

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Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

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Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded on an exchange or in the over-the-counter market.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Although investors in an MLP would normally not be liable for debts of the MLP beyond the amount of their investment, they may not be shielded from liability to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to tax risk.  MLPs do not pay U.S. federal income tax at the partnership level.  A change in current tax law or the underlying business mix of an MLP could result in the MLP being treated as a corporation for U.S. federal income tax purposes, in which case the MLP would be required to pay U.S. federal income tax on its taxable income.  Taxation of an MLP in which the Fund invests would result in a reduction of the value of the Fund’s investment in the MLP and, consequently, your investment in the Fund.  Additionally, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC.  Income derived by the Fund from a partnership that is not a qualified publicly traded partnership as defined in the Code will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

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Maturity Risk:  The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate- to long-term maturities.  The Core Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

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Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

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Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which a Fund invests could negatively impact the Fund.

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Non-Diversification Risk: Each of the Opportunistic Equity Fund and the Opportunistic Fixed Income Fund is a non-diversified investment company, which means that more of its assets may be invested, directly or indirectly, in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

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Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

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Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the 1940 Act.  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

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Regulatory Change Risk:  Certain Underlying Funds advised by Altegris have filed with the National Futures Association (“NFA”), a notice claiming an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Altegris Funds’ operation. Recently the CFTC amended Section 4.5, and is promulgating new rules, which will subject the Fund and Underlying Funds to regulation by the CFTC.  Certain of the requirements that would apply to the Fund and Underlying Funds have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted.  These changes will result in additional registration and disclosure obligations, may potentially limit or restrict the ability of an Altegris Underlying Fund to pursue its investment strategies in substantially the same manner as it currently does, and may increase future operating and investment costs of the Underlying Funds and, consequently, the Fund.

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Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer, and must then replace the security borrowed at the market price at the time of replacement. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

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Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

●	Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

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Tax Risk:  The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  Some income may be subject to the federal AMT that applies to certain investors.  Capital gains, if any, are taxable.

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U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

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Value Investment Risk:  A Fund’s investment in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  A Fund’s investment in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Advisor or a Fund’s sub-advisor believes are their full value.

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Wholly-Owned Subsidiary Risk:  A Subsidiary will not be registered under the Investment Company Act of 1940 (the “1940 Act”) and will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and each Subsidiary are organized, respectively, could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.  Furthermore, because the Subsidiary is a controlled foreign corporation, any income received from its investments in underlying pooled investment vehicles may be taxed to an Altegris Fund at less favorable rates than capital gains.  Additionally, the IRS has issued a number of private letter rulings to mutual funds, which indicate that income from a fund’s investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income.  It is not anticipated that all of the Underlying Funds in which the Fund may invest will have received such a private letter ruling.  However, the IRS has suspended issuance of any further private letter rulings pending a review of its position.  Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years.

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TEMPORARY DEFENSIVE POSITIONS
Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Funds will not invest for short-term trading purposes.  A Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Funds, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Funds.  A higher turnover rate also could result in more realization of taxable capital gains within the Funds, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.  The trading costs and tax consequences associated with a Fund’s portfolio turnover may affect its overall investment performance.

The Funds cannot accurately predict future annual portfolio turnover rates.  Each Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  A Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings on their website at www.GenworthWealth.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statements of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at (888) 278-5809.

MANAGEMENT OF THE FUNDS
Investment Advisor
Genworth Financial Wealth Management, Inc., 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967, serves as the investment advisor to each of the Funds under an investment advisory agreement with each Trust (the “Investment Advisory Agreement”).  GFWM is registered as an investment advisor with the SEC.

Genworth Holdings, Inc. (formerly named Genworth Financial, Inc.) (“Genworth”), the parent company of: (i) Genworth Financial Wealth Management, Inc. the Advisor; and (ii) Altegris Advisors, LLC (“Altegris”), sub-advisor of the GuidePathSM Altegris® Diversified Alternatives Allocation Fund, has agreed to enter into a transaction (the “Transaction”) whereby private equity funds managed by Aquiline Capital Partners LLC and Genstar Capital, LLC and certain other investors (together the “Buyer”) will acquire the Advisor and Altegris.  The closing of the Transaction is expected to occur in the second half of 2013 (the “Closing”), provided all of the conditions to the Closing are met. Upon the Closing, the Advisor and Altegris will be indirect wholly owned subsidiaries of the Buyer.

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The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of a Trust (the “Board of Trustees” or the “Board”) sets each Fund’s overall investment strategies.  For Funds that are not sub-advised, the Advisor also manages the Fund’s portfolio of investments.  For sub-advised Funds, the Advisor: (i) evaluates, selects and recommends sub-advisors to manage all or part of a Fund’s assets; (ii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors; (iii) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (iv) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  For the GuidePathSM Altegris® Diversified Alternatives Allocation Fund, the Advisor also implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by the sub-advisor, Altegris.  The Advisor has ultimate responsibility (subject to oversight by a Trust’s Board of Trustees) to oversee any sub-advisors and recommends their hiring, termination and replacement.  Zoё Brunson, CFA, and Michael Abelson, CFA, of GFWM are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Funds.  Mr. Abelson and Ms. Brunson are responsible for the day-to-day management of the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund.  The Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

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Michael Abelson, CFA
Senior Vice-President, Investments
Mr. Abelson is a Senior Vice-President of GFWM, responsible for the firm’s investment functions. Mr. Abelson joined the firm in 1994. He became SVP Investments in 2006.  Mr. Abelson has served as a portfolio manager for the GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund since 2012, and has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011.

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Zoë Brunson, CFA
Director of Investment Strategies
Ms. Brunson is Director of Investment Strategies for GFWM, responsible for managing specific areas of the firm’s research, due-diligence and portfolio management functions. Ms. Brunson joined the firm in 2007.  Ms. Brunson has served as a portfolio manager for the GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund since 2012, and has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011.  Prior to 2007 Ms. Brunson was a Director at Standard & Poor’s where she led the team responsible for manager research and multi-manager portfolios.

The Advisor receives an annual fee from each Fund for its services according to the following table:

Fund	Management Fee (as a percentage of average daily net assets)
GuideMarkSM Large Cap Growth Fund	0.70%
GuideMarkSM Large Cap Value Fund	0.70%
GuideMarkSM Small/Mid Cap Core Fund	0.75%
GuideMarkSM World Ex-US Fund	0.70%
GuideMarkSM Opportunistic Equity Fund	0.80%
GuideMarkSM Global Real Return Fund	0.65%
GuideMarkSM Core Fixed Income Fund	0.50%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.50%
GuideMarkSM Opportunistic Fixed Income Fund	0.70%
GuidePathSM Strategic Asset Allocation Fund	0.25%
GuidePathSM Tactical Constrained Asset Allocation Fund	0.25%
GuidePathSM Tactical Unconstrained Asset Allocation Fund	0.35%
GuidePathSM Absolute Return Asset Allocation Fund	0.35%
GuidePathSM Multi-Asset Income Asset Allocation Fund	0.35%
GuidePathSM Fixed Income Allocation Fund	0.25%
GuidePathSM Altegris® Diversified Alternatives Allocation Fund	0.15%

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The Advisor has entered into a Fee Waiver Agreement with GPS Funds I designed to provide the Funds’ shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase.  Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.  Please note that the aforementioned waiver does not apply to GPS Funds II, which includes the GuideMarkSM Global Real Return Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund and GuidePathSM Altegris® Diversified Alternatives Allocation Fund.

The Advisor has entered into Expense Limitation Agreements in which it has agreed to waive fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that each Fund’s Total Annual Fund Operating Expenses do not exceed a stated maximum percentage (net of distribution and/or service (12b-1) fees, administrative service fees, and securities lending expense reductions) (“cap”) for the period ending on July 31, 2014.  Under the Agreements, the Advisor may recapture waived fees and expenses it assumed for a three-year period under specified conditions.  The expense cap for each Fund (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) is as follows:

Fund	Expense Cap
GuideMarkSM Large Cap Growth Fund	0.99%
GuideMarkSM Large Cap Value Fund	0.99%
GuideMarkSM Small/Mid Cap Core Fund	1.09%
GuideMarkSM World Ex-US Fund	1.09%
GuideMarkSM Opportunistic Equity Fund	1.10%
GuideMarkSM Global Real Return Fund	1.05%
GuideMarkSM Core Fixed Income Fund	0.79%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.79%
GuideMarkSM Opportunistic Fixed Income Fund	1.05%
GuidePathSM Strategic Asset Allocation Fund	0.50%
GuidePathSM Tactical Constrained Asset Allocation Fund	0.50%
GuidePathSM Tactical Unconstrained Asset Allocation Fund	0.60%
GuidePathSM Absolute Return Asset Allocation Fund	0.60%
GuidePathSM Multi-Asset Income Asset Allocation Fund	0.60%
GuidePathSM Fixed Income Allocation Fund	0.55%
GuidePathSM Altegris® Diversified Alternatives Allocation Fund	0.50%

Finally, effective December 13, 2012, the Advisor has contractually agreed to waive its entire Management Fees for the Altegris ® Diversified Alternatives Allocation Fund, for the period ending on July 31, 2014.

The Advisor’s primary business is to operate the Genworth Financial Wealth Management, Inc. investment platform (the “GFWM Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the GFWM Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMarkSM and GuidePathSM Funds are included among the many investment solutions made available through the GFWM Platform.  GFWM advised or administered in excess of $21.5 billion in investor assets as of June 30, 2013, including mutual funds, variable annuities, ETFs and privately managed accounts.

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The Advisor has entered into a sub-advisory agreement with each sub-advisor (on behalf of the applicable Funds) and compensates each sub-advisor out of the management fees it receives from the applicable Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Funds; (ii) monitoring the ongoing performance and operations of the sub-advisors; (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors; and (iv) determining asset allocation strategies to be used for the Funds.  The Advisor pays any such consultant fees from its own resources.

Each sub-advisor makes investment decisions for the portion of the applicable Fund’s assets that it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with each Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change.  The Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the GPS Funds I Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements will be available in the Funds’ semi-annual report to shareholders for the period ended September 30, 2013.  A discussion regarding the basis for the GPS Funds II Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements will be available in the Funds’ semi-annual report to shareholders for the period ending September 30, 2013.

Sub-Advisors and Portfolio Managers
The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Large Cap Growth Fund:
Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor to the Large Cap Growth Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of June 30, 2013, Wellington Management had approximately $774 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

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Paul Marrkand, CFA
Senior Vice President and Equity Portfolio Manager
Mr. Marrkand joined Wellington Management as an investment professional in 2005.  Mr. Marrkand has served as the portfolio manager for the Fund since 2011.

Large Cap Value Fund:
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is the sub-advisor to the Large Cap Value Fund.  BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  BHMS is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. BHMS is an SEC-registered investment advisor with approximately $79.2 billion in assets under management as of June 30, 2013.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

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Mark Giambrone, CPA
Managing Director and Portfolio Manager
Mr. Giambrone joined BHMS in January 1999.  Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates.  During his 21-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal.  Mr. Giambrone is a member of the American Institute of Certified Public Accountants.  He graduated summa cum laude from Indiana University with a BS in Business and received an MBA from the University of Chicago.  Mr. Giambrone has served as a portfolio manager for the Fund since 2011.

Small/Mid Cap Core Fund:
Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the Small/Mid Cap Core Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of June 30, 2013, Pyramis had approximately $188 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

Young Chin is the Lead Portfolio Manager of this team managed Fund.  He generally oversees the Fund’s day-to-day investment activities.  Chad Colman, Andrew Burzumato, Thorsten Becker, Jody Simes, Vincent Rivers, Arun Daniel and Chandler Willett are each Sector Portfolio Managers responsible for stock selection for certain sector(s) within the Fund.  The Lead Portfolio Manager works closely with the Sector Portfolio Managers to monitor the portfolio characteristics and risks and to maintain the sector weighting boundaries of the Fund’s investment strategy, but has no authority to override the stock selection decisions of the Sector Portfolio Managers.

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Young Chin
Lead Portfolio Manager
Mr. Chin is Chief Investment Officer of Pyramis.  Mr. Chin has been associated with Pyramis since 2006 and has over 33 years in the investment management business.  Prior to joining Pyramis, Mr. Chin served as president and chief executive officer for Gartmore Global Investments and co-global chief investment officer – equities for Gartmore Group.

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Chad Colman
Sector Portfolio Manager
Mr. Colman is a Sector Portfolio Manager covering the Global Industrials sector. Mr. Colman joined Pyramis in 2009 as a research analyst for the Industrials sector.  Prior to joining Pyramis, Mr. Colman served as a senior analyst at RiverSource Investments (formerly American Express Financial Advisors).  He has 10 years of investment industry experience.

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Andrew Burzumato
Sector Portfolio Manager
Mr. Burzumato is a Sector Portfolio Manager covering the Consumer Staples and Utilities sectors, a position he has held since October 2003.  He joined FMR LLC in August 2002 as a research analyst.

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Thorsten Becker
Sector Portfolio Manager
Mr. Becker is a Sector Portfolio Manager covering the Financial Services and Telecommunications sectors, a position he has held since January 2004.  He joined FMR LLC in 1996 as a research analyst.

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Jody Simes
Sector Portfolio Manager
Mr. Simes is a Sector Portfolio Manager covering the Energy and Materials sectors, a position he has held since August 2003. Mr. Simes first joined FMR LLC in 1993 and, since 1998, has worked as a research analyst and, since 2003, as a portfolio manager.

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Vincent Rivers
Sector Portfolio Manager
Mr. Rivers is a Sector Portfolio Manager covering the Information Technology and Telecom sectors.  Mr. Rivers joined Pyramis in 2006 as a research analyst for the Telecom sector.  Prior to joining Pyramis, Mr. Rivers served as a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006.  He has 14 years experience in the financial services and investment industries.

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Arun Daniel
Sector Portfolio Manager
Mr. Daniel is a Sector Portfolio Manager covering the Consumer Discretionary sector, a position he has held since 2007.  Prior to joining Pyramis, he was vice president and sector head for the Consumer sector at ING Investment Management, North America.  He has more than 21 years of investment and consumer industry experience.

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Chandler Willett
Sector Portfolio Manager
Mr. Willett is a Sector Portfolio Manager covering the Healthcare sector, a position he has held since 2006.  Prior to joining Pyramis, he served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of healthcare in both U.S. and international markets including pharmaceuticals, medical devices, life sciences and healthcare services.  He has more than 11 years of investment industry experience.

World ex-US Fund:
Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the World ex-US Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of June 30, 2013, Pyramis had approximately $188 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

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César Hernandez, CFA
Portfolio Manager
Mr. Hernandez joined Fidelity Investments in 1989.  Mr. Hernandez developed the Select International strategy at Fidelity Investments and has been responsible for managing Select International and Select Global portfolios on behalf of institutional investors around the world since the discipline’s inception in 1989.  Mr. Hernandez began his investment career in 1986.  Mr. Hernandez has served as the portfolio manager for the Fund since 2011.

Opportunistic Equity Fund:
Westfield Capital Management Company, L.P. (“Westfield”) is a sub-advisor to the Opportunistic Equity Fund.  Westfield is located at One Financial Center, 24th Floor, Boston, Massachusetts 02111. Westfield is an SEC-registered investment advisor that was founded in 1989.  Westfield is 100% employee owned.  As of March 31, 2013, Westfield had approximately $15.2 billion in assets under management. Investment decisions for the Fund are made by the Westfield Investment Committee (the “Committee”). William A. Muggia is the lead member of the Committee, which is composed of Westfield's security analysts, an economist and a portfolio strategist.  Although the Committee collectively acts as portfolio manager for the Fund, Westfield lists the following Committee members, based either on seniority or role within the Committee, as having day-to-day management responsibilities for Westfield’s allocated portion of the Fund’s portfolio.

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William A. Muggia
President, Chief Executive Officer and Chief Investment Officer
Mr. Muggia has worked at Westfield since 1994.  He covers Healthcare and Energy, as well as provides overall market strategy.  Mr. Muggia has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

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Ethan J. Meyers, CFA
Managing Partner
Mr. Meyers has worked at Westfield since 1999.  He covers Industrials and Business Services.  Mr. Meyers has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

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John M. Montgomery
Managing Partner and Portfolio Strategist
Mr. Montgomery has worked at Westfield since 2006.  Mr. Montgomery has focused on portfolio and investment process strategy for Westfield’s allocated portion of the Fund since its inception.

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Hamlen Thompson
Managing Partner
Mr. Thompson has worked at Westfield since 2003.  He covers Energy and Industrials.  Mr. Thompson has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

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Bruce N. Jacobs, CFA
Managing Partner
Mr. Jacobs has worked at Westfield since 2004.  He covers Health Care and Consumer Staples.  Mr. Jacobs has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is a sub-advisor to the Opportunistic Equity Fund.  Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is registered as an investment advisor with the SEC and is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded holding company.  As of June 30, 2013, Diamond Hill had approximately $10.4 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Fund’s portfolio:

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Rick Snowdon, CFA
Portfolio Manager and Co-Director of Research
Mr. Snowdon has served as an investment professional at Diamond Hill since 2007.  Prior to joining Diamond Hill, Mr. Snowdon served as a board member and consultant with Adams Rite Manufacturing.  Mr. Snowdon was an energy trader/vice president for Energy Trading for American Electric Power from 1997 to 2002 and a junior trader with Enron Corporation from 1996 to 1997.  Mr. Snowdon has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

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Austin Hawley, CFA
Portfolio Manager and Co-Director of Research
Mr. Hawley has served as an investment professional at Diamond Hill since 2008.  Prior to joining Diamond Hill, Mr. Hawley was an equity analyst at Putnam Investments.  Mr. Hawley was also an investment associate at Putnam Investments from 1999 to 2002.  Mr. Hawley has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

River Road Asset Management, LLC (“River Road”), a sub-advisor to the Opportunistic Equity Fund, is wholly owned by Aviva Investors North America Holdings, Inc. and headquartered in Louisville, Kentucky.  River Road is registered as an investment adviser with the SEC.  As of June 30, 2013, River Road had approximately $8.0 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of River Road’s allocated portion of the Fund’s portfolio:

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Henry W. Sanders III
Portfolio Manager
Mr. Sanders is the Executive Vice President of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth Trust Company.  Mr. Sanders has served as a portfolio manager for the Fund since January 2013.

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Thomas S. Forsha
Portfolio Manager
Mr. Forsha is the Co-Chief Investment Officer of River Road.  Prior to joining River Road, Mr. Forsha served as Equity Analyst and Portfolio Manager for ABN AMRO Asset Management USA.  Mr. Forsha has served as a portfolio manager for the Fund since January 2013.

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James C. Shircliff
Portfolio Manager
Mr. Shircliff is the Chief Investment Officer of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Shircliff served as Executive Vice President, Portfolio Manager, and Director of Research for SMC Capital, Inc.  Mr. Shircliff has served as a portfolio manager for the Fund since January 2013.

Global Real Return Fund:
SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts  02111, serves as the sub-advisor to the Global Real Return Fund.  As of June 30, 2013, SSgA FM had approximately $302 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of the Fund’s portfolio:

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Robert Guiliano
Vice President and Senior Portfolio Manager
Mr. Guiliano is a Vice President of State Street Global Advisors and a Senior Portfolio Manager in SSgA’s US Portfolio Management - Investment Solutions Group (ISG). He joined the firm in November 1997 and his responsibilities include the management of real asset, tactical, and strategic multi-asset allocation strategies as well as conducting research, product development, and advising institutional clients on investment policy.

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Christopher Goolgasian, CPA, CFA, CAIA
Vice President and Head of Portfolio Management – Americas for the Investment Solutions Group
Mr. Goolgasian is a Managing Director of State Street Global Advisors and Head of Portfolio Management – Americas for the Investment Solutions Group. He is responsible for developing and implementing tactical and strategic multi asset class solutions for institutional clients. Previously, Mr. Goolgasian was an Institutional Portfolio Manager with Pyramis Global Advisors, a Fidelity Investments Company. In this role he worked with institutional clients on strategic, tactical and lifecycle portfolios. Prior to joining Fidelity in 1997, Mr. Goolgasian spent nearly three years as a CPA with the public accounting firm Kaplan, Moran & Digennaro.  Mr. Goolgasian earned a Masters of Business Administration from Bryant University in 1997 with a concentration in Finance and a Bachelor of Arts from Bryant University in 1995 with a concentration in Accounting.  He has earned the Chartered Financial Analyst designation, and is CAIA and CPA, and a member of the CFA Institute, the Boston Security Analyst Society and the Chartered Alternative Investment Analyst (CAIA) Association.  He is also a professor of Finance at Bryant University.

Core Fixed Income Fund:
Wellington Management Company, LLP (“Wellington Management”) is a sub-advisor to the Core Fixed Income Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of June 30, 2013, Wellington Management had approximately $774 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Wellington Management’s allocated portion of the Fund’s portfolio:

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Campe Goodman, CFA
Vice President and Fixed Income Portfolio Manager
Mr. Goodman has served as Portfolio Manager of the Fund since its inception in 2012. Mr. Goodman joined Wellington Management as an investment professional in 2000.

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Joseph F. Marvan, CFA
Senior Vice President and Fixed Income Portfolio Manager
Mr. Marvan has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Marvan joined Wellington Management as an investment professional in 2003.

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Lucius T. (L.T.) Hill, III
Senior Vice President and Fixed Income Portfolio Manager
Mr. Hill has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Hill joined Wellington Management as an investment professional in 1993.

Table of Contents - Institutional Shares Prospectus

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is a sub-advisor to the Core Fixed Income Fund.  BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  BHMS is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. BHMS is an SEC-registered investment advisor with approximately $79.2 billion in assets under management as of June 30, 2013.  The following portfolio managers are primarily responsible for the day-to-day management of BHMS’ allocated portion of the Fund’s portfolio:

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David Hardin
Managing Director and Portfolio Manager
Mr. Hardin joined BHMS in February 1987 as a portfolio manager. Currently, he serves as the lead portfolio manager for Intermediate and Short maturity strategies and is a generalist in fixed income credit research. He also manages BHMS’ municipal portfolios.  Prior to joining BHMS, Mr. Hardin was vice president and director of the fixed income group in the trust department at Republic Bank Dallas. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 37-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.  Mr. Hardin has served as a portfolio manager for the Fund since 2010.

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John Williams, CFA
Managing Director and Portfolio Manager
Mr. Williams joined BHMS in July 1983 to launch its fixed income management. Currently, he serves as the Chief Investment Officer for all fixed income strategies.  In addition to developing portfolio strategy, he is responsible for risk management and assists on MBS sector management. While at BHMS, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is an active member of the CFA Society of Dallas-Fort Worth.  Prior experience includes being an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. Prior to that, he was a portfolio manager and securities analyst in the trust department at InterFirst Bank Dallas. He has also managed balanced and municipal portfolios during his 37-year investment career.  Mr. Williams has served as a portfolio manager for the Fund since 2010.

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Deborah Petruzzelli
Managing Director and Portfolio Manager
Ms. Petruzzelli joined BHMS in May 2003 as a portfolio manager. Her primary area of responsibility is mortgage-backed, asset-backed, and commercial mortgage-backed securities, for which she serves as lead analyst and strategist. Ms. Petruzzelli also serves as a member of BHMS’ fixed income group’s investment strategy committee.  During her 27-year investment career, Ms. Petruzzelli has served as managing director/senior portfolio manager for Victory Capital Management, Inc., where she was responsible for the management of asset-backed securities, collateralized mortgage-backed securities, and whole-loan sectors for all client portfolios. Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as senior vice president for ABS syndication and traded asset-backed securities and mortgage-based securities.  Ms. Petruzzelli has served as a portfolio manager for the Fund since 2010.

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Scott McDonald, CFA
Managing Director and Portfolio Manager
Mr. McDonald joined BHMS in June 1995. He currently serves as the lead portfolio manager for our Long Duration strategies, specializing in corporate and government bonds.  He is also a generalist in investment grade fixed income credit research. Mr. McDonald is active in the CFA Society of Dallas-Fort Worth.  During his 24-year investment career, Mr. McDonald previously served as senior vice president and portfolio manager at Life Partners Group, Inc., managing more than $3 billion in corporate bonds, private placements and mortgages. Prior to that, he was a credit supervisor and lending officer for Chase Bank of Texas.  Mr. McDonald has served as a portfolio manager for the Fund since 2010.

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Mark Luchsinger, CFA
Managing Director and Portfolio Manager
Mr. Luchsinger joined BHMS in April 1997. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is the lead portfolio manager for Core and Core Plus strategies.  He is also a generalist in investment grade and high yield credit research. Mr. Luchsinger is active in the CFA Society of Dallas-Fort Worth.  During his 32-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company and as senior investment portfolio manager for Western Preferred Corporation. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent 10 years in fixed income sales at First Boston Corporation, PaineWebber and Morgan Keegan.  Mr. Luchsinger has served as a portfolio manager for the Fund since 2010.

Tax-Exempt Fixed Income Fund:
Delaware Investments Fund Advisers (formerly known as Delaware Management Company) (“DIFA”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  DIFA is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is an SEC-registered investment advisor and a majority-owned subsidiary of Delaware Management Holdings, Inc.  “Delaware Investments” refers to Delaware Management Holdings, Inc. and its subsidiaries, including DIFA, and is a wholly owned subsidiary of Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services.  DIFA manages both equity and fixed income assets classes for a variety of clients. DIFA’s decision-making structure is built around its team-oriented approach, which is focused on the free flow of critical market and security information among the three areas of its Municipal Fixed Income Team: Portfolio Management, Research and Trading.  As of June 30, 2013, Delaware Investments had approximately over $180 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DIFA’s allocated portion of the Fund’s portfolio:

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Joseph Baxter
Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager
Mr. Baxter is the head of DIFA’s municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of DMBT’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.  Mr. Baxter received a bachelor’s degree in finance and marketing from La Salle University.  Mr. Baxter has served as a portfolio manager for the Fund since 2006.

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Stephen Czepiel
Senior Vice President and Senior Portfolio Manager
Mr. Czepiel is a member of DIFA’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of DMBT’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry.  Mr. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.  Mr. Czepiel has served as a portfolio manager for the Fund since 2006.

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Gregory Gizzi
Senior Vice President and Senior Portfolio Manager
Gregory A. Gizzi is a member of DIFA’s municipal fixed income portfolio management team.  He is also a co-portfolio manager of DIFA’s municipal bond funds and several client accounts.  Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort.  Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity.  Mr. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager.  He later worked in the same capacity at Dillon Read.  Mr. Gizzi earned his bachelor’s degree in economics from Harvard University.  Mr. Gizzi has served as a portfolio manager for the Fund since December 2012.

Table of Contents - Institutional Shares Prospectus

Nuveen Asset Management, LLC (“NAM”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  NAM is located at 333 West Wacker Drive, Chicago, Illinois 60606, and is an SEC-registered investment advisor with approximately $126 billion in assets under management as of March 31, 2013.  NAM is a subsidiary of Nuveen Investments, Inc. which is indirectly owned by a holding company formed by equity investors led by Madison Dearborn Partners, LLC.  NAM’s portfolio managers and dedicated research analysts follow a research-driven, disciplined investment strategy that seeks to uncover bonds with exceptional relative value and identify those with the potential to provide above-average returns.  The following portfolio managers are primarily responsible for the day-to-day management of NAM’s allocated portion of the Fund’s portfolio:

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Martin J. Doyle, CFA
Managing Director and Director of SMA Portfolio Management
Mr. Doyle has been with NAM since 1987.  He helps to establish strategy for the firm’s various investment styles, and he chairs the Municipal Securities Investment Oversight Group.  Mr. Doyle holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago.  He is a Chartered Financial Analyst.  Mr. Doyle has served as a portfolio manager for the Fund since 2006.

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John V. Miller, CFA
Managing Director and Co-Head of Fixed Income
Mr. Miller joined Nuveen Investments as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm.  He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller is a Managing Director of Nuveen and currently manages investments for several Nuveen-sponsored investment companies, including the Nuveen High Yield Municipal Bond Fund.  He is a Chartered Financial Analyst.  Mr. Miller has served as a portfolio manager for the Fund since 2006.

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Michael J. Sheyker, CFA
Senior Vice President and Portfolio Manager
Mr. Sheyker has been with NAM since 1988.  He joined the portfolio management team in 2004 after serving as a senior research analyst since 2001.  Previously, Mr. Sheyker was an equity analyst and Manager of the Asset Pricing Analysis Group.  Mr. Sheyker holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago and is a member of the Municipal Securities Investment Oversight Group.  He is a Chartered Financial Analyst.  Mr. Sheyker has served as a portfolio manager for the Fund since 2006.

Opportunistic Fixed Income Fund:
Franklin Advisers, Inc. (“Franklin”), One Franklin Parkway, San Mateo, California  94403, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2013, Franklin had approximately $468 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Franklin’s allocated portion of the Fund’s portfolio:

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Michael Hasenstab, Ph.D.
Senior Vice President, Portfolio Manager
Co-Director, International Bond Department
Franklin Templeton Fixed Income Group
Franklin Advisers, Inc.
San Mateo, California, United States
Dr. Michael Hasenstab, Ph.D., is a senior vice president of Franklin Advisers, Inc. and co-director of the international bond department, overseeing the global fixed income portfolio management team. The group offers a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds. In addition, he is a member of the group’s Fixed Income Policy Committee and is a portfolio manager for a number of Franklin Templeton funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund.  Dr. Hasenstab has won numerous awards globally, including being named Morningstar’s 2010 Fixed Income Manager of the Year and recognized as one of the most influential fund managers by Investment News in 2010.  Bloomberg Markets named him Top Global Bond Fund Manager in 2010 and Top U.S. and Global Bond Fund Manager in 2009. Additionally, he was named Global Bond Manager of the Year by Investment Week in 2008, 2010, and 2011, and also Best Global Manager by Standard & Poor’s/Business Week in 2006.  Dr. Hasenstab initially joined Franklin Templeton Investments in July 1995. After a leave of absence to obtain his doctor of philosophy (Ph.D.) degree, he rejoined the company in April 2001. He specializes in global macroeconomic analysis with a focus on currency, interest rate and sovereign credit analysis of developed and emerging market countries. Dr. Hasenstab has worked and traveled extensively abroad, with a special focus on Asia.  Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master’s degree in economics of development from the Australian National University and a B.A. in international relations/political economy from Carleton College in the United States.

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Canyon Chan, CFA
Senior Vice President
Portfolio Manager
Franklin Templeton Fixed Income Group
Franklin Advisers, Inc.
San Mateo, California, United States
Canyon Chan is a senior vice president and portfolio manager in the Franklin Templeton Fixed Income Group’s international bond department. He focuses on portfolio construction and implementation, derivatives, quantitative strategies and analytics, and risk management. Additionally, he performs generalist research across global asset classes.  Mr. Chan was a director in Franklin Templeton’s alternative investment strategies group from 2003 to 2007. He managed Franklin Templeton’s fund of hedge funds portfolios and the style allocation for the Franklin Templeton Global Growth and Value Fund. In addition, he researched and developed new hedge fund, currency and commodity investment strategies.  Prior to 2003, Mr. Chan was a vice president and portfolio manager for Franklin Advisers, Inc. He was a co-manager of the Franklin Flex Cap Growth Fund, Franklin Equity Fund and Franklin Technology Fund. His equity research experience included coverage of the Internet, enterprise software, new media, electronic commerce, telecommunications equipment, entertainment software, paper, packaging and engineering and construction industries, as well as quantitative stock research and modeling.  In addition to his investment management responsibilities, Mr. Chan served as the director of Portfolio Technology for the Franklin Equity Group of Franklin Advisers, Inc. He developed various portfolio analytics, risk management, research database and knowledge management systems, as well as internal analyst and manager performance measurement and benchmarking processes.  Mr. Chan joined Franklin Templeton in 1991 after earning his B.A. in quantitative economics from Stanford University. He is a Chartered Financial Analyst (CFA) Charterholder, a member of the Security Analysts of San Francisco (SASF) and the CFA Institute.

Loomis, Sayles & Co., L.P. (“Loomis Sayles”), One Financial Center, Boston Massachusetts  02111, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2013, Loomis Sayles had approximately $188 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Loomis Sayles’ allocated portion of the Fund’s portfolio:

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Matthew Eagan, CFA
Vice President
Mr. Eagan began his investment career in 1989 and joined Loomis Sayles in 1997.  Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University.  He holds the designation of Chartered Financial Analyst.

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Kevin Kearns
Vice President
Mr. Kearns began his investment career in 1986 and joined Loomis Sayles in 2007.  Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management.  Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College.

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Todd Vandam, CFA
Vice President
Mr. Vandam began his investment career and joined Loomis Sayles in 1994.  Mr. Vandam received a B.A. from Brown University and holds the designation of Chartered Financial Analyst.

DoubleLine Capital LP (“DoubleLine”), a sub-advisor to the Opportunistic Fixed Income Fund, is an independent, employee-owned money management firm headquartered in Los Angeles, California.  DoubleLine is registered as an investment adviser with the SEC.  As of June 30, 2013, DoubleLine had approximately $57.0 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DoubleLine’s allocated portion of the Fund’s portfolio:

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Jeffrey E. Gundlach
Portfolio Manager
Mr. Gundlach is the Chief Executive Officer and Chief Investment Officer of DoubleLine, which he co-founded in 2009.  Prior to founding DoubleLine, Gundlach was associated with TCW Group Inc. (“TCW”), where he was Chief Investment Officer, Group Managing Director and President. Mr. Gundlach has served as a portfolio manager for the Fund since September 4, 2012.

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Philip A. Barach
Portfolio Manager
Mr. Barach is the President of DoubleLine, which he co-founded in 2009.  During the five years prior to forming DoubleLine, Mr. Barach was Group Managing Director at TCW.  Mr. Barach has served as a portfolio manager for the Fund since September 4, 2012.

Altegris® Diversified Alternatives Allocation Fund
Altegris Advisors, LLC (“Altegris”), 1200 Prospect Street, Suite 550 La Jolla, CA 92037, is the sub-advisor to the GuidePathSM Altegris® Diversified Alternatives Allocation Fund.  Altegris is a wholly owned subsidiary of Genworth.  As of June 30, 2013, Altegris had approximately $1.7 billion in assets under management.  Altegris provides advice with respect to the Fund’s investment strategies and has responsibility for allocating the Fund’s assets among the Underlying Funds.  Altegris and the portfolio managers set forth below are primarily responsible for the day to day portfolio management of the Fund.  The Advisor implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by Altegris.  Altegris does not receive a fee for its services as a sub-advisor to the Fund, but it does receive advisory fees from Underlying Funds for which it acts as an Advisor.

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Jon Sundt
President and Chief Executive Officer
Mr. Sundt has served as President and Chief Executive Officer of Altegris since its founding in February, 2010. He also currently serves as President and Chief Executive Officer of Altegris Investments, Inc., a SEC-registered broker-dealer that is an indirect affiliate of Altegris. From October 2004 to the present, he has also served as President of Altegris Portfolio Management, Inc., which does business primarily as “Altegris Funds,” an investment advisory firm, commodity pool operator and an indirect affiliate of Altegris. Mr. Sundt serves as the manager, CEO and the President of Altegris Services, L.L.C., an administrative and operations company, Altegris Clearing Solutions, L.L.C., a commodity trading advisor and introducing broker registered with the CFTC, and of Altegris Futures, L.L.C., an introducing broker registered with the CFTC. Altegris and each of its indirect affiliates described above are collectively referred to as the “Altegris Companies.”  Mr. Sundt brings more than 27 years of experience in the alternative investment industry to Altegris.  Prior to co-founding Altegris Capital LLC, in 2002, which prior to its acquisition by Genworth in 2010, was the former parent of a number of the Altegris companies described above, Mr. Sundt was Director of Managed Accounts and Senior Vice President of the Managed Investments Division of Man Financial. An expert in managed futures and alternative investment strategies, Mr. Sundt is widely quoted by leading financial media and a variety of industry publications.  Mr. Sundt has served as a portfolio manager for the GuidePathSM Altegris® Diversified Alternatives Allocation Fund since 2012.

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Matt Osborne
Executive Vice President
Mr. Osborne has served as Executive Vice President of Altegris since its founding in February, 2010. From 2002 until May 2010, Mr. Osborne served as an Executive Vice President and Chief Investment Officer of Altegris Investments, Inc. From July 2002 to the present, he has also served as Director and Vice President of Altegris Funds.  He also serves as a manager and Executive Vice President of each of Altegris Clearing Solutions, L.L.C. and Altegris Futures, L.L.C. Mr. Osborne brings more than 25 years of international business and financial market experience to his role in directing the managed futures strategies and related strategic initiatives for Altegris. Prior to 2002, Mr. Osborne was Director of Research for the Managed Investments Division of Man Financial. Previous to his role at Man Financial, Mr. Osborne served as Investment Manager for a family office in his native New Zealand where he was responsible for formulating investment policies and implementing a global asset allocation program that specialized in alternative investment strategies such as hedge funds and managed futures. Mr. Osborne has served as a portfolio manager for the GuidePathSM Altegris® Diversified Alternatives Allocation Fund since 2012.

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Allen Cheng
Senior Vice President and Chief Investment Officer
Mr. Cheng has served as Senior Vice President and Chief Investment Officer of Altegris since July 1, 2010. From August 2008 through June 2010, Mr. Cheng served as Managing Director of Research and Investments for Altegris Investments, Inc. Mr. Cheng brings over 22 years of hedge fund and alternative investment experience to Altegris. Prior to joining Altegris Investments, Inc. in July 2008, Mr. Cheng served as Managing Director, Head of Fund of Funds Portfolio Management at Bank of America's Alternative Investment Group. Mr. Cheng's previous experience includes responsibility as Managing Director-Head of Research for Optima Fund Management, an investment advisory firm specialized in alternative investments. He began his alternative investment career at Moore Capital Management managing asset allocation and research for hedge fund multi-manager products. Mr. Cheng earned his BA in Finance from the University of Maryland and MBA from the University of Michigan. Mr. Cheng has served as a portfolio manager for the GuidePathSM Altegris® Diversified Alternatives Allocation Fund since 2012.

VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset value per share (“NAV”), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV).  The NAV of each Fund that operates as a fund of funds is generally based on the NAV of the Underlying Funds.  The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s and Underlying Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by a Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund or Underlying Fund are traded may be open on days that a Fund or Underlying Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s or Underlying Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds and Underlying Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s or Underlying Fund’s NAV.

If events materially affecting the values of a Fund’s or Underlying Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor or the Underlying Fund’s investment advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors or the Underlying Fund’s investment advisor to be unreliable, these investments will be valued at their fair value in accordance with a Trust’s or Underlying Fund’s fair valuation procedures.  The Funds and Underlying Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ and Underlying Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ or Underlying Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds or Underlying Funds.

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The use of fair value pricing by the Funds or Underlying Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s or Underlying Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Funds.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  The Funds generally do not accept investments from non-U.S. investors and reserve the right to decline such investments.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Funds’ Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds’ shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-In-Kind
Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of a Fund or its remaining shareholders, a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

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EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Funds’ transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities or in Funds that invest in thinly traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Funds’ Boards of Trustees have adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Funds consider trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account. The Funds reserve the right to take appropriate action as they deem necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  The Funds also work with intermediaries that sell or facilitate the sale of Fund shares to identify abusive trading practices in omnibus accounts. Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds. The Advisor maintains processes to monitor and identify abusive or excessive short-term trading activity in the Funds.  The Advisor periodically reviews the Funds’ purchase and redemption activity (including receiving and analyzing daily trade detail reports from USBFS and performing monthly testing) in order to detect possible market-timing.  Although the Funds and the Advisor take steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Due to the nature of the GFWM Platform, where Fund purchase and redemption transactions are submitted on behalf of clients invested in the GFWM Platform in connection with an asset allocation model, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.  In other cases, where the Funds are made available outside of the GFWM Platform, the Advisor will work with the Funds’ transfer agent to restrict trading in Fund shares upon identifying suspected market timer activity.

Because the GuideMarkSM Funds are utilized as underlying investments by the GuidePathSM Funds of Funds such that the Advisor effects the GuidePathSM Funds of Funds’ transactions in shares of the GuideMarkSM Funds consistent with the GuidePathSM Funds of Funds’ investment policies and net asset flows, investments in the GuideMarkSM Funds by the GuidePathSM Funds of Funds are not subject to the Funds’ market timing policy.

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DISTRIBUTION OF FUND SHARES
Distributor
Capital Brokerage Corporation, an affiliate of the Advisor, 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for the shares of each of the Funds.  Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the sub-distributor to each of the Funds.  Both Capital Brokerage Corporation and Quasar Distributors, LLC are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Funds. KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the independent registered public accounting firm for the Funds.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for each Fund’s cash and securities (except the Opportunistic Fixed Income Fund’s).  U.S. Bank N.A. does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS serves as each Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

The Bank of New York Mellon (“BNY Mellon”) serves as custodian for the Opportunistic Fixed Income Fund’s cash and securities.  BNY Mellon does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  All Funds, other than the Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund, expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least annually.  The Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least quarterly.  Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements.  Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Your statement will show any exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest).  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

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The information below is supplemented or modified by the discussion under the subheading, “Additional Information – Tax-Exempt Fixed Income Fund.”

TAX CONSIDERATIONS

Fund Distributions.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts, passive foreign investment companies, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  Beginning with the 2012 calendar year, your broker-dealer or other financial intermediary (such as a bank or financial advisor) (collectively, “broker-dealers”) will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also your cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the broker-dealer’s default method.  Shareholders should carefully review the cost basis information provided by the broker-dealer and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. Please contact your broker-dealer with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax.  For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.  Net investment income does not include exempt-interest dividends.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends and, with respect to taxable years of a Fund that begin before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Other Reporting and Withholding Requirements. The Foreign Account Tax Compliance Act (“FATCA”) requires the reporting to the Internal Revenue Service of certain direct and indirect ownership of foreign financial accounts by U.S. persons.  Failure to provide this required information can result in a generally nonrefundable 30% tax on: (a) income dividends paid by a Fund after December 31, 2013 and (b) certain capital gain distributions (including proceeds arising from the sale of Fund shares) paid by a Fund after December 31, 2016 to certain “foreign financial institutions” and “non-financial foreign entities.”

ADDITIONAL INFORMATION – TAX-EXEMPT FIXED INCOME FUND

Exempt-Interest Dividends. Dividends from the Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends.  The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions.  The Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “DIVIDENDS, DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

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OTHER INFORMATION

Commodity Pool Operator Exclusion and Regulation
The Advisor has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to the GuideMarkSM and GuidePathSM Funds, other than the GuidePathSM Altegris® Diversified Alternatives Allocation Fund.  The Funds for which such exclusion has been claimed are referred to herein as the “Excluded Funds.”  The Advisor is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Excluded Funds.  The Excluded Funds are not intended as vehicles for trading in the futures, commodity options or swaps markets.  In addition, the Advisor is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the rules of the CFTC.  The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.

Each Excluded Fund’s investments in futures, commodity options or swaps will be limited in accordance with the terms of the exclusion upon which the Fund relies.

GuidePath SM Altegris ® Diversified Alternatives Allocation Fund

The Advisor is registered as a commodity pool operator under the CEA and the rules of the CFTC and, with respect to the GuidePath SM Altegris ® Diversified Alternatives Allocation Fund, is subject to regulation as a commodity pool operator under the CEA as of February 1, 2013.  The CFTC has not yet adopted rules regarding certain disclosure, reporting or recordkeeping requirements that will apply to the Fund as a result of the Advisor’s registration as a commodity pool operator.  Therefore, the impact of any additional regulatory requirements on the Fund cannot currently be determined.  As the Fund operates subject to CFTC regulation, it may incur additional expenses.  The CFTC has neither reviewed nor approved the Fund, its investment strategies or this prospectus.  Altegris has registered with the CFTC as a commodity pool operator and commodity trading advisor.

INDEX DESCRIPTIONS

Each of the following indexes is unmanaged and cannot be invested in directly.  The indexes do not reflect any deductions for fees, expenses or taxes.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries government-related and corporate debt securities, mortgage- and asset-backed securities.  All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

Barclays Municipal Bond Index

The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

Barclays Multiverse Index

The Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

Barclays U.S. TIPS Index

The Barclays U.S. TIPS Index includes all publicly-issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

Table of Contents - Institutional Shares Prospectus

Barclays Global Inflation Linked Bond Index

The Barclays Global Inflation Linked Bond Index includes securities which offer the potential for protection against inflation as their cash flows are linked to an underlying inflation index. All securities included in the index have to be issued by an investment-grade rated sovereign in its local currency.

Citigroup 3-Month Treasury Bill Index

T he Citigroup 3-Month Treasury Bill Index tra cks the performance of US Treasury Bills with a remaining maturity of three months.

Dow Jones-UBS Commodity Index

The Dow Jones-UBS Commodity Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc.

Dow Jones Global Select Real Estate Securities (“RESI”) Index

The Dow Jones Global Select RESI Index represents equity real estate investment trusts and real estate operating companies traded globally.

Global Real Return Blended Index

The Global Real Return Blended Index is a weighted combination of 20% of the total return from the Dow Jones-UBS Commodity Index, 35% of the total return from the S&P Natural Resources North American Index, 20% of the total return from the Dow Jones Global Select RESI Index and 25% of the total return from the Barclays Global Inflation Linked Bond Index. Returns are weighted on a 20/35/20/25 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Global Real Return Blended Index.

MSCI All Country World Index

The MSCI All Country World Index measures the equity market performance of developed and emerging markets.  As of the date of this Prospectus, the MSCI consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland,  the United Kingdom and the United States.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

MSCI All Country World ex - US Index

The MSCI All Country World ex US Index measures the equity market performance of developed and emerging markets excluding the United States.  As of the date of this Prospectus, the MSCI ACWI ex US consisted of 44 country indices comprising 23 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Table of Contents - Institutional Shares Prospectus

Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.  As of May 31, 2013, the market capitalization of the companies in the Russell 1000® Index ranged from $1.8 billion to $423 billion.

Russell 1000® Growth Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth rates.

Russell 1000® Value Index

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Russell 2500TM Index

The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap.  It includes approximately 2 , 500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000 ®   Index

The Russell 3000 ® Index is an unmanaged index which measures the performance of the 3,000 largest US Companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

S&P 500® Index

The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

S&P Natural Resources North American Index

The S&P Natural Resources North American Index S&P Natural Resources North American Index is an equity benchmark for U.S.-traded natural resource related stocks, and includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

Tactical Constrained Blended Index

The Tactical Constrained Blended Index is a weighted combination of 75% of the total return from the MSCI All Country World Index with 25% of the total return from the Barclays U.S. Aggregate Bond Index. Returns are weighted on a 75/25 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Constrained Blended Benchmark Index.

Table of Contents - Institutional Shares Prospectus

Tactical Unconstrained Blended Index

The Tactical Unconstrained Blended Index is a weighted combination of 90% of the total return from the MSCI All Country World Index with 10% of the total return from the Barclays Multiverse Index. Returns are weighted on a 90/10 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Unconstrained Blended Benchmark Index.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for each Fund for the past five years, or if shorter, the period of each Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information has been derived from financial statements audited by KPMG LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.

Institutional Shares of the GuideMarkSM Tax-Exempt Fixed Income Fund and the GuidePathSM Multi-Asset Income Asset Allocation Fund, had not commenced operations as of the date of this Prospectus, and financial highlights are not yet available for these Institutional Shares.  The financial highlights information is for the Service Shares of these Funds, which are offered in another prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not.  Had Institutional Shares of the Funds been operational during the periods shown, the dividend distributions (if any) and investment performance would have been higher.

Table of Contents - Institutional Shares Prospectus

	Large Cap Growth Fund
	Institutional
	Year	April 29, 20111
	Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.68	$10.32

Income from investment operations:
Net investment income	0.08	0.01
Net realized and unrealized gains on investments	0.51	0.35
Total from investment operations	0.59	0.36

Less distributions:
Dividends from net investment income	(0.07)	—
Total distributions	(0.07)	—

Net asset value, end of year	$11.20	$10.68

Total return	5.54%	3.49	%2

Supplemental data and ratios:
Net assets, end of year	$44,994,114	$31,330,264

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.92%	0.93	%3
After expense reimbursement (recapture) and securities lending credit	0.89%	0.92	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.81%	0.33	%3
After expense reimbursement (recapture) and securities lending credit	0.84%	0.34	%3

Portfolio turnover rate	60.92%	126.61%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Large Cap Value Fund
	Institutional
	Year	April 29, 20111
	Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$8.39	$8.54

Income from investment operations:
Net investment income	0.18	0.13
Net realized and unrealized gains (losses) on investments	1.03	(0.09)
Total from investment operations	1.21	0.04

Less distributions:
Dividends from net investment income	(0.17)	(0.19)
Total distributions	(0.17)	(0.19)

Net asset value, end of year	$9.43	$8.39

Total return	14.70%	0.70	%2

Supplemental data and ratios:
Net assets, end of year	$60,452,681	$39,721,680

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.92%	0.93	%3
After expense reimbursement (recapture) and securities lending credit	0.91%	0.92	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.89%	1.89	%3
After expense reimbursement (recapture) and securities lending credit	1.90%	1.90	%3

Portfolio turnover rate	27.02%	95.12%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Small/Mid Cap Core Fund
	Institutional
	Year	April 29, 20111
	Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.56	$11.99

Income from investment operations:
Net investment income	0.07	—
Net realized and unrealized gains (losses) on investments	1.99	(0.43)
Total from investment operations	2.06	(0.43)

Less distributions:
Dividends from net investment income	(0.11)	—
Total distributions	(0.11)	—

Net asset value, end of year	$13.51	$11.56

Total return	17.95%	-3.59	%2

Supplemental data and ratios:
Net assets, end of year	$44,361,656	$30,106,471

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.09%	1.22	%3
After expense reimbursement (recapture) and securities lending credit	1.05%	1.09	%3

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.61%	-0.10	%3
After expense reimbursement (recapture) and securities lending credit	0.65%	0.03	%3

Portfolio turnover rate	143.14%	245.95%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	World ex-US Fund
	Institutional
	Year	April 29, 20111
	Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$7.52	$8.75

Income from investment operations:
Net investment income	0.13	0.07
Net realized and unrealized gains (losses) on investments	0.48	(1.17)
Total from investment operations	0.61	(1.10)

Less distributions:
Dividends from net investment income	(0.07)	(0.13)
Total distributions	(0.07)	(0.13)

Net asset value, end of year	$8.06	$7.52

Total return	8.09%	-12.34	%2

Supplemental data and ratios:
Net assets, end of year	$85,157,441	$40,623,156

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.09%	1.08	%3
After expense reimbursement (recapture) and securities lending credit	1.09%	1.08	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.44%	1.13	%3
After expense reimbursement (recapture) and securities lending credit	1.44%	1.13	%3

Portfolio turnover rate	75.34%	164.90%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Opportunistic Equity Fund
	Institutional
	Year	April 29, 20111
	Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.91	$10.21

Income from investment operations:
Net investment income	0.08	0.02
Net realized and unrealized gains (losses) on investments	1.42	(0.32)
Total from investment operations	1.50	(0.30)

Less distributions:
Dividends from net investment income	(0.07)	—
Total distributions	(0.07)	—

Net asset value, end of year	$11.34	$9.91

Total return	15.22%	-2.94	%2

Supplemental data and ratios:
Net assets, end of year	$67,574,510	$46,233,165

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.06%	1.05	%3
After expense reimbursement (recapture) and securities lending credit	1.05%	1.03	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.86%	0.45	%3
After expense reimbursement (recapture) and securities lending credit	0.87%	0.47	%3

Portfolio turnover rate	78.58%	91.59%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Global Real Return Fund
	Institutional
	Year	April 29, 20111
	Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.35	$10.31

Income from investment operations:
Net investment income	0.14	0.10
Net realized and unrealized gains (losses) on investments	0.02	(0.88)
Total from investment operations	0.16	(0.78)

Less distributions:
Dividends from net investment income	(0.12)	(0.17)
Return of capital	—	(0.01)
Total distributions	(0.12)	(0.18)

Net asset value, end of year	$9.39	$9.35

Total return	1.73%	-7.48	%2

Supplemental data and ratios:
Net assets, end of year	$11,681,383	$10,423,221

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.88%	0.89	%3
After expense reimbursement (recapture) and securities lending credit	0.80%	0.82	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.22%	1.08	%3
After expense reimbursement (recapture) and securities lending credit	1.30%	1.15	%3

Portfolio turnover rate	35.26%	55.11%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Core Fixed Income Fund
	Institutional
	Year	April 29, 20111
	Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.77	$9.48

Income from investment operations:
Net investment income	0.17	0.21
Net realized and unrealized gains on investments	0.23	0.31
Total from investment operations	0.40	0.52

Less distributions:
Dividends from net investment income	(0.21)	(0.23)
Dividends from net realized gains	(0.10)	—
Total distributions	(0.31)	(0.23)

Net asset value, end of year	$9.86	$9.77

Total return	4.12%	5.56	%2

Supplemental data and ratios:
Net assets, end of year	$134,362,492	$31,999,581

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.72%	0.70	%3
After expense reimbursement (recapture) and securities lending credit	0.72%	0.69	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.53%	2.14	%3
After expense reimbursement (recapture) and securities lending credit	1.53%	2.15	%3

Portfolio turnover rate	213.80%	427.36%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Tax-Exempt Fixed Income Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.47	$10.67	$10.94	$10.27	$10.64

Income from investment operations:
Net investment income	0.33	0.37	0.36	0.36	0.34
Net realized and unrealized gains (losses) on investments	0.23	0.80	(0.26)	0.66	(0.37)
Total from investment operations	0.56	1.17	0.10	1.02	(0.03)

Less distributions:
Dividends from net investment income	(0.33)	(0.37)	(0.37)	(0.35)	(0.34)
Total distributions	(0.33)	(0.37)	(0.37)	(0.35)	(0.34)

Net asset value, end of year	$11.70	$11.47	$10.67	$10.94	$10.27

Total return	4.93%	11.10%	0.89%	10.06%	-0.25%

Supplemental data and ratios:
Net assets, end of year	$75,739,873	$81,408,890	$170,330,144	$195,328,951	$193,579,910

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.36%	1.31%	1.29%	1.30%	1.30%
After expense reimbursement (recapture)	1.29%	1.29%	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.72%	3.16%	3.25%	3.30%	3.09%
After expense reimbursement (recapture)	2.79%	3.18%	3.25%	3.31%	3.10%

Portfolio turnover rate	30.36%	38.80%	38.01%	57.44%	44.37%

Table of Contents - Institutional Shares Prospectus

	Opportunistic Fixed Income Fund
	Institutional
	Year	April 29, 20111
	Ended	Through
	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.70	$10.07

Income from investment operations:
Net investment income	0.42	0.35
Net realized and unrealized gains (losses) on investments	0.57	(0.34)
Total from investment operations	0.99	0.01

Less distributions:
Dividends from net investment income	(0.42)	(0.38)
Total distributions	(0.42)	(0.38)

Net asset value, end of year	$10.27	$9.70

Total return	10.33%	0.29	%2

Supplemental data and ratios:
Net assets, end of year	$104,141,739	$38,403,168

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.03%	1.13	%3
After expense reimbursement (recapture)	1.05%	1.05	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	4.17%	4.20	%3
After expense reimbursement (recapture)	4.15%	4.28	%3

Portfolio turnover rate	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Strategic Asset Allocation Fund
	Institutional
	September 13, 20121
	Through
	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.63

Income from investment operations:
Net investment income	0.11
Net realized and unrealized gains on investments	0.62
Total from investment operations	0.73

Less distributions:
Dividends from net investment income	(0.11)
Dividends from net realized gains	—
Return of capital	—
Total distributions	(0.11)

Net asset value, end of year	$10.25

Total return	7.68	%2

Supplemental data and ratios:
Net assets, end of year	$884,658

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.42	%3
After expense reimbursement (recapture) and securities lending credit	0.40	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.84	%3
After expense reimbursement (recapture) and securities lending credit	1.86	%3

Portfolio turnover rate	18.44%
Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Tactical ConstrainedSM Asset Allocation Fund
	Institutional
	September 13, 20121
	Through
	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.98

Income from investment operations:
Net investment income	0.14
Net realized and unrealized gains on investments	0.48
Total from investment operations	0.62

Less distributions:
Dividends from net investment income	(0.14)
Dividends from net realized gains	(0.03)
Return of capital	—
Total distributions	(0.17)

Net asset value, end of year	$10.43

Total return	6.29	%2

Supplemental data and ratios:
Net assets, end of year	$879,348

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.43	%3
After expense reimbursement (recapture) and securities lending credit	0.38	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.10	%3
After expense reimbursement (recapture) and securities lending credit	2.15	%3

Portfolio turnover rate	67.22%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Tactical UnconstrainedSM Asset Allocation Fund
	Institutional
	September 13, 20121
	Through
	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.75

Income from investment operations:
Net investment income	0.13
Net realized and unrealized gains on investments	0.55
Total from investment operations	0.68

Less distributions:
Dividends from net investment income	(0.14)
Dividends from net realized gains	(0.04)
Total distributions	(0.18)

Net asset value, end of year	$10.25

Total return	7.11	%2

Supplemental data and ratios:
Net assets, end of year	$810,333

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.52	%3
After expense reimbursement (recapture) and securities lending credit	0.46	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.89	%3
After expense reimbursement (recapture) and securities lending credit	1.95	%3

Portfolio turnover rate	195.89%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Absolute Return Asset Allocation Fund
	Institutional
	September 13, 20121
	Through
	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.19

Income from investment operations:
Net investment income	0.18
Net realized and unrealized gains (losses) on investments	(0.02)
Total from investment operations	0.16

Less distributions:
Dividends from net investment income	(0.18)
Dividends from net realized gains	(0.01)
Total distributions	(0.19)

Net asset value, end of year	$10.16

Total return	1.53	%2

Supplemental data and ratios:
Net assets, end of year	$569,773

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.51	%3
After expense reimbursement (recapture) and securities lending credit	0.47	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.59	%3
After expense reimbursement (recapture) and securities lending credit	2.63	%3

Portfolio turnover rate	64.86%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Multi-Asset Income Asset Allocation Fund
	Service
	August 31, 20121
	Through
	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment income	0.22
Net realized and unrealized gains (losses) on investments	0.53
Total from investment operations	0.75

Less distributions:
Dividends from net investment income	(0.17)
Dividends from net realized gains	—
Total distributions	(0.17)

Net asset value, end of year	$10.58

Total return	7.55	%2

Supplemental data and ratios:
Net assets, end of year	$73,269,622

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.33	%3
After expense reimbursement (recapture) and securities lending credit	1.10	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	3.66	%3
After expense reimbursement (recapture) and securities lending credit	3.89	%3

Portfolio turnover rate	21.35	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

	Fixed Income Allocation Fund
	Institutional
	September 13, 20121
	Through
	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.01

Income from investment operations:
Net investment income	0.13
Net realized and unrealized gains (losses) on investments	(0.04)
Total from investment operations	0.09

Less distributions:
Dividends from net investment income	(0.10)
Dividends from net realized gains	—	*
Total distributions	(0.10)

Net asset value, end of year	$10.00

Total return	0.88	%2

Supplemental data and ratios:
Net assets, end of year	$503,918

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.50	%3
After expense reimbursement (recapture) and securities lending credit	0.43	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.44	%3
After expense reimbursement (recapture) and securities lending credit	2.51	%3

Portfolio turnover rate	18.75	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
*	Amount represents less than $0.01 per share.

Table of Contents - Institutional Shares Prospectus

	Altegris® Diversified Alternatives Allocation Fund
	Institutional
	September 13, 20121
	Through
	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.07

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains (losses) on investments	(0.07)
Total from investment operations	(0.02)

Less distributions:
Dividends from net investment income	(0.04)
Dividends from net realized gains	—
Total distributions	(0.04)

Net asset value, end of year	$10.01

Total return	-0.19	%2

Supplemental data and ratios:
Net assets, end of year	$514,104

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.30	%3
After expense reimbursement (recapture) and securities lending credit	0.30	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.84	%3
After expense reimbursement (recapture) and securities lending credit	0.84	%3

Portfolio turnover rate	16.16	% 2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents - Institutional Shares Prospectus

Investment Advisor	Genworth Financial Wealth Management, Inc. 2300 Contra Costa Blvd., Suite 600 Pleasant Hill, CA 94523

Legal Counsel	Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Independent Registered Public Accounting Firm	KPMG LLP 4200 Wells Fargo Center 90 South Seventh Street Minneapolis, MN 55402

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian (all Funds except Opportunistic Fixed Income Fund)	U.S. Bank N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212

Custodian (Opportunistic Fixed Income Fund)	The Bank of New York Mellon One Wall Street New York, NY 10286

Distributor	Capital Brokerage Corporation 6620 West Broad Street, Building 2 Richmond, VA 23230

Table of Contents - Institutional Shares Prospectus

Privacy Policy

At Genworth Financial and our family of companies, we appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you. Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data. To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?

We may collect your personal data to provide you with the products or services you requested. We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies. We may collect personal data about you to process transactions and to prevent fraud. Where required, we will obtain your consent before collecting it. The personal data may include:

• Name and address

• Income and assets

• Accounts at other institutions

• Social security or taxpayer identification number

What do we do with your personal data?

We comply with Federal and State requirements related to the protection and use of your data. This means that we only share data where we are permitted or required to do so. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:

• Process transactions

• Respond to your requests

• Prevent fraud

• Comply with regulatory requirements

• Share with you related products and services we offer

We do not sell personal data about current or former customers or their accounts. We do not share your personal data for marketing purposes. When affiliates or outside companies perform a service on our behalf, we may share your personal data with them. We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:

• Your agent or representative

• Your brokerage firm

• State or Federal authorities

• Other companies or service providers supporting your policy, contract, or account.

How do we protect your personal data?

In order to protect your personal data, we maintain physical, electronic and procedural safeguards. We review these safeguards regularly in keeping with technological advancements. We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.

We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

Table of Contents - Institutional Shares Prospectus

PP-1

FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (“SAIs”) dated July 31, 2013:
The SAIs of GPS Funds I and GPS Funds II provide more details about each Fund’s policies and management.  GPS Funds I’s and GPS Funds II’s SAIs are incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports provide (or will provide) additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  The annual report contains (or will contain) a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or a Prospectus of the Funds free of charge or to make inquiries or request additional information about the Funds, please contact us.
Prospectus July 31, 2013

By Telephone:
(888) 278-5809

By Mail:
GPS Funds I / GPS Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Internet:
www.GenworthWealth.com

From the SEC:
You may review and obtain copies of GPS Funds I’s or GPS Funds II’s information (including the SAIs) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

GPS Funds I – 1940 Act File No. 811-10267
GuideMarkSM Large Cap Growth Fund
GuideMarkSM Large Cap Value Fund
GuideMarkSM Small/Mid Cap Core Fund
GuideMarkSM World ex-US Fund
GuideMarkSM Opportunistic Equity Fund
GuideMarkSM Core Fixed Income Fund
GuideMarkSM Tax-Exempt Fixed Income Fund

GPS Funds II – 1940 Act File No. 811-22486
GuideMarkSM Global Real Return Fund
GuideMarkSM Opportunistic Fixed Income Fund
GuidePathSM Strategic Asset Allocation Fund
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
GuidePathSM Absolute Return Asset Allocation Fund
GuidePathSM Multi-Asset Income Asset Allocation Fund
GuidePathSM Fixed Income Allocation Fund
GuidePathSM Altegris® Diversified Alternatives Allocation Fund

Table of Contents - Institutional Shares Prospectus

GPS FUNDS I

STATEMENT OF ADDITIONAL INFORMATION

July 31, 2013

GuideMarkSM Large Cap Growth Fund
Service Shares (Ticker: GMLGX)
Institutional Shares (Ticker: GILGX)

GuideMarkSM Large Cap Value Fund
Service Shares (Ticker: GMLVX)
Institutional Shares (Ticker: GILVX)

GuideMarkSM Small/Mid Cap Core Fund
Service Shares (Ticker: GMSMX)
Institutional Shares (Ticker: GISMX)

GuideMarkSM World ex-US Fund
Service Shares (Ticker: GMWEX)
Institutional Shares (Ticker: GIWEX)

GuideMarkSM Opportunistic Equity Fund
Service Shares (Ticker: GMOPX)
Institutional Shares (Ticker: GIOEX)

GuideMarkSM Core Fixed Income Fund
Service Shares (Ticker: GMCOX)
Institutional Shares (Ticker: GICFX)

GuideMarkSM Tax-Exempt Fixed Income Fund
Service Shares (Ticker: GMTEX)
Institutional Shares (Ticker: GITFX)

This Statement of Additional Information (“SAI”) provides general information about each of the series (individually, a “Fund” and collectively, the “Funds”) of GPS Funds I.  This SAI is not a prospectus and should be read in conjunction with the Funds’ current Prospectus (the “Prospectus”) dated July 31, 2013, as supplemented and amended from time to time.  This SAI is incorporated by reference into the Prospectus.  To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.

The Funds’ financial statements for the fiscal year ended March 31, 2013 are incorporated herein by reference to the Funds’ Annual Report dated March 31, 2013.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown below.

GPS Funds I
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: (888) 278-5809

Table of Contents - GPS Funds I Prospectus

Table of Contents - GPS Funds I Prospectus

General Information about the Funds

GPS Funds I (the “Trust”) is an open-end management investment company, organized as a Delaware statutory trust on January 2, 2001.  On April 1, 2011, the Trust’s name was changed from AssetMark Funds to GPS Funds I.  Effective April 1, 2011, the names of the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund (the “Funds”) were changed to GuideMarkSM Large Cap Growth Fund, GuideMarkSM Large Cap Value Fund, GuideMarkSM Small/Mid Cap Core Fund, GuideMarkSM World ex-US Fund, GuideMarkSM Tax-Exempt Fixed Income Fund and GuideMarkSM Core Fixed Income Fund, respectively.  In addition, effective April 1, 2011, each Fund added a second class (Institutional Shares) and the original class of shares was renamed (Service Shares).  The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (each of which is a separate mutual fund, and is referred to as a “Fund” and, collectively, as the “Funds”) and separate classes of such series.  The Trust offers two classes of shares of each Fund:  Institutional Shares and Service Shares.  A holder of shares of a particular class of a particular Fund within the Trust has an interest only in the assets attributable to the shares of that class of that Fund.  Shares of each class of a Fund participate equally in the earnings, dividends, and assets allocated to the particular share class of that Fund.  Each share of each Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund and is entitled to such dividends and distributions out of the income and gains belonging to the Fund as are declared by the Board.  In the event of liquidation of a Fund, Institutional Shares of the Fund will share pro rata in the distribution of the net assets allocated to the Institutional Shares of such Fund and Service Shares of the Fund will share pro rata in the distribution of the net assets allocated to the Service Shares of such Fund.

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Shares of each series have equal voting rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular Fund.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights.  Expenses attributable to any Fund are borne by that Fund.  Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by, or under the direction of, the Board, on the basis of relative net assets.

Description of the Funds

Each Fund has its own investment objectives and policies.  Genworth Financial Wealth Management, Inc. (the “Advisor”) serves as the investment advisor to the Funds.

The GuideMarkSM Large Cap Growth Fund (the “Large Cap Growth Fund”), GuideMarkSM Large Cap Value Fund (the “Large Cap Value Fund”), GuideMarkSM Small/Mid Cap Core Fund (the “Small/Mid Cap Core Fund”) and GuideMarkSM World ex-US Fund (the “World ex-US Fund”) each have a fundamental investment objective to provide capital appreciation over the long term.  The GuideMarkSM Opportunistic Equity Fund (the “Opportunistic Equity Fund”) has a non-fundamental investment objective of providing capital appreciation over the long-term.  The GuideMarkSM Core Fixed Income Fund (the “Core Fixed Income Fund”) has a fundamental investment objective to provide current income consistent with a low volatility of principal.  The GuideMarkSM Tax-Exempt Fixed Income Fund (the “Tax-Exempt Fixed Income Fund”) has a fundamental investment objective to provide current income exempt from federal income tax.

Each Fund’s (other than the Opportunistic Equity Fund’s) investment objective is fundamental, which means that it may not be changed without shareholder approval.  The Opportunistic Equity Fund’s investment objective is non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.  Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are non-fundamental.

Table of Contents - GPS Funds I Prospectus

1

Diversification of the Funds

All of the Funds, except for the Opportunistic Equity Fund, are classified and operate as diversified funds under the 1940 Act.  The Opportunistic Equity Fund is classified as non-diversified.  Under the 1940 Act, a diversified fund is a fund that meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.    A Fund may not change its diversification classification to become non-diversified without the approval of the holders of a majority of the Fund’s outstanding voting securities.  As used in this SAI, “a majority of a Fund’s outstanding voting securities” means the lesser of (1) 67% of the shares of beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of beneficial interest of the Fund.

The Opportunistic Equity Fund is classified as non-diversified under the 1940 Act.  This means that, pursuant to the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code, as amended (the “Code”), the Opportunistic Equity Fund (like all of the Funds)  intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, the Opportunistic Equity Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets.  In addition, with respect to 50% of the Opportunistic Equity Fund’s total assets, no investment can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer.

As a non-diversified investment company, the Opportunistic Equity Fund may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

Investment Restrictions

Each of the Funds has adopted and is subject to the following fundamental investment restrictions.  These investment restrictions of the Funds may be changed only with the approval of the holders of a majority of a Fund’s outstanding voting securities.

The percentage limitations referred to in these restrictions apply only at the time of investment.  A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by a Fund will not be considered a violation of such limitation, and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

1.	No Fund will act as underwriter for securities of other issuers except as they may be deemed an underwriter in selling a portfolio security.

2.
No Fund will make loans if, as a result, the amount of a Fund’s assets loaned would exceed the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its portfolio securities and (iv) lend money to other Funds within the Trust in accordance with the terms of the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom.

3.
No Fund will purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to the securities of other investment companies, investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or tax-exempt municipal securities.

Table of Contents - GPS Funds I Prospectus

2

4.
No Fund will borrow money in an amount exceeding the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom, provided that (i) investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets or maintain a margin account to facilitate the settlement of securities transactions are not considered borrowings for the purposes of this limitation and (ii) each Fund may borrow money from other Funds within the Trust in accordance with the terms of the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom.

5.
No Fund will issue senior securities to the Funds’ presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges; (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof.

6.
No Fund will purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies that own or invest in real estate (including real estate investment trusts (“REITs”)), commodities, or commodities contracts and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.  Each Fund may temporarily hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of such Fund’s ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.

Management Approach

The Advisor is responsible for constructing and monitoring the portfolio strategy for each Fund.  Each invests in securities consistent with the Fund’s investment objective(s) and strategies.  The potential risks and returns of the Funds vary with the degree to which a Fund invests in a particular market segment and/or asset class.

The Advisor manages the Funds using a “manager of managers” approach by selecting one or more sub-advisors to manage each Fund based upon the Advisor’s evaluation of a sub-advisor’s expertise and performance in managing the appropriate asset class.

Investment Policies and Associated Risks

The following paragraphs provide more detail regarding the Funds’ investment policies and the associated risks identified in the Funds’ Prospectus.  Unless otherwise noted, these policies pertain to all of the Funds and are not fundamental and may be changed by the Board of Trustees (the “Board”) of the Trust.  Each Fund is permitted to hold securities and engage in various strategies as described hereafter, but none are obligated to do so, except as otherwise noted.

Common and Preferred Stock

Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Funds may invest in debt securities, including those convertible into common stocks.

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3

Debt securities purchased by each Fund, other than the Core Fixed Income Fund and Tax-Exempt Fixed Income Fund, will typically consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and typically repay principal.

The Funds consider investment grade securities to be those rated BBB- or higher by Standard and Poor’s® Financial Services LLC, a subsidiary of the McGraw-Hill Companies, Inc. (“S&P®”), or Baa or higher by Moody’s Investors Service©, Inc.  (“Moody’s”), or an equivalent rating by Fitch, Inc.© (“Fitch”), or determined to be of comparable quality by the Advisor or a Fund’s sub-advisor if the security is unrated.  Bonds in the lowest investment grade category (BBB- by S&P® or Baa by Moody’s) have speculative characteristics, and changes in the economy or other circumstances are more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.

The Core Fixed Income Fund and the Tax-Exempt Fixed Income Fund may invest in high-yield debt securities or “junk bonds,” which are securities rated BB or below by S&P® or Ba or below by Moody’s (“lower-rated securities”).  Lower-rated securities are considered to be of poor standing and predominantly speculative and are subject to a substantial degree of credit risk.  Lower-rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events.  Also, lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.  The risks posed by securities issued under such circumstances are substantial.

The higher yields from lower-rated securities may compensate for the higher default rates on such securities.  However, there can be no assurance that higher yields will offset default rates on lower-rated securities in the future.  Issuers of these securities are often highly leveraged, so their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay their debt at maturity by refinancing.  The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.  Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower-rated securities will be influenced not only by changing interest rates, but also by the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, lower-rated securities may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates.

Especially during times of deteriorating economic conditions, trading in the secondary market for lower-rated securities may become thin and market liquidity may be significantly reduced.  Even under normal conditions, the market for lower-rated securities may be less liquid than the market for investment grade debt securities.  There are fewer securities dealers in the high yield market and purchasers of lower-rated securities are concentrated among a smaller group of securities dealers and institutional investors.  In periods of reduced market liquidity, lower-rated securities’ prices may become more volatile and a Fund’s ability to dispose of particular issues when necessary to meet that Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected.

The ratings of S&P®, Moody’s and other nationally recognized statistical rating organizations (“NRSROs”) represent the opinions of those rating agencies as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations in connection with its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Advisor or respective sub-advisor will consider such an event in determining whether the Fund involved should continue to hold the security.  For a more detailed description of the ratings of debt securities, see Appendix A to this SAI.

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Borrowings

Each Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities, to the extent permitted by the 1940 Act.  Such borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest.  A Fund may borrow for such purposes an amount equal to 33 1/3% of the value of its total assets.  The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Leveraging, by means of borrowing, may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the investments purchased with borrowed funds.

Securities Lending

To generate additional income or to earn credits that offset expenses, each Fund may lend its portfolio securities to unaffiliated broker/dealers, financial institutions or other institutional investors pursuant to agreements requiring that the loans be secured continuously by collateral, marked-to-market daily and maintained in an amount at least equal in value to the current market value of the securities loaned.  The aggregate market value of securities lent by a Fund will not at any time exceed 33 1/3% of the total assets of the Fund.  All relevant facts and circumstances, including the creditworthiness of the broker-dealer or institution, will be considered in making decisions with respect to the lending of securities subject to review by the Board.

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be invested in cash or high quality, short-term debt obligations, such as securities of the U.S. government, its agencies or instrumentalities, irrevocable letters of credit issued by a bank that meets the investment standards stated below under “Temporary Investments,” bank guarantees or money market mutual funds or any combination thereof.

Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.  There also may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially.  In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations.  The Board, with the assistance of the Advisor, sub-advisors and/or third-party pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act under procedures adopted by the Board.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board.

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Foreign Securities

Each Fund’s investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions.  By investing the majority of its assets in investments that are tied economically to different countries throughout the world, the World ex-US Fund will be more susceptible to the additional risks of foreign investing than the other Funds, and as a result, the net asset value of the World ex-US Fund may be more volatile, and have greater risks of loss than a domestic fund.

The Funds may invest in foreign securities directly, or through depositary receipts, such as American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Investments in these types of securities, as well as securities of foreign issuers, involve certain risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. The economies of foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Actions by these governments could include imposing restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of the countries’ trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund.  Such changes will also affect a Fund’s investments in depositary receipts.

Taxes. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and the amount that may ultimately be available for distribution to the Fund’s shareholders.  See the section entitled “Taxes” below.

Emerging Market Countries

The Large Cap Growth Fund, World ex-US Fund and the Opportunistic Equity Fund may each invest in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the MSCI Emerging MarketsSM Index.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

Some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious currency exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies.  As such, government actions in the future could have a significant effect on economic conditions in developing countries.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

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Foreign Currency Transactions

Although the Funds value their assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis.  A Fund’s foreign currencies generally will be held as “foreign currency call accounts” at foreign branches of foreign or domestic banks.  These accounts bear interest at negotiated rates and are payable upon relatively short demand periods.  If a bank at which a Fund maintains such an account becomes insolvent, the Fund could suffer a loss of some or all of the amounts deposited.  A Fund may convert foreign currency to U.S. dollars from time to time.  Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a “spread,” which is the difference between the prices at which the dealers are buying and selling foreign currencies.  The World ex-US Fund may hedge its foreign currency exposure under normal market conditions.

The Funds may enter into forward currency contracts. If required under the 1940 Act, when a Fund enters into forward contracts or currency futures, a Fund’s sub-advisor will earmark or cause the Fund’s custodian to designate on the Fund’s records or the Fund’s custodian’s records cash or liquid portfolio securities, which shall be unencumbered and marked-to-market daily.  (Any such assets and securities earmarked or designated as segregated on a Fund’s records, or by the custodian on its records, are referred to in this SAI as “Segregated Assets.”)  Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC in an amount equal to the value of that Fund’s total assets committed to consummation of the forward contracts and currency futures.

Certain transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Advisor or the respective sub-advisor believes will have a positive correlation to the values of the currency being hedged.  In addition, each Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if a Fund owns securities denominated in a foreign currency and the Advisor or sub-advisor believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedges.”  Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts or currency futures contracts varies with factors such as the interest rate environments in the relevant countries, the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.  When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written.  Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counterparty.  Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price.  In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract.

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Smaller and Mid-Sized Companies/Capitalization Stock

Each Fund may each invest in companies that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“Large-Sized Companies”).

Historically, smaller companies and the stocks of companies with smaller or mid-sized capitalizations (“Small-Sized Companies”) have been more volatile in price than Large-Sized Companies.  Among the reasons for the greater price volatility of these Small-Sized Company stocks are the less certain growth prospects of Small-Sized Companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of Small-Sized Companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, Small-Sized Company stocks may, to a degree, fluctuate independently of Large-Sized Company stocks.  Small-Sized Company stocks may decline in price as Large-Sized Company stocks rise, or rise in price as Large-Sized Company stocks decline.  Investors should therefore expect that a Fund that invests primarily in Small-Sized Companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500® Index.

Municipal Securities

The Tax-Exempt Fixed Income Fund invests primarily in municipal securities and the Core Fixed Income Fund may also invest in municipal securities.  Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (“Municipal Securities”).

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works.  They may also be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other public institutions and facilities.  Municipal Securities include industrial development bonds issued by, or on behalf of, public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” bonds and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of the bond’s principal and interest.  Interest on, and principal of, revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of, or charge against, the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.  The Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund each may invest in, but such investments are not limited to, the following types of Municipal Securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities or other investments); and general obligation bonds secured by a municipality’s pledge of taxation.

The Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund are not required to sell a Municipal Security if the security’s rating is reduced below the required minimum subsequent to the Fund’s purchase of the security.  However, the Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund each will consider this event in the determination of whether it should continue to hold the security in its portfolio.  If ratings made by Moody’s, S&P®, or Fitch change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund’s Prospectus.

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Participation Interests

The financial institutions from which a Fund may purchase participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Fund the right to demand payment on specified notice (normally within 30 days) from the issuer of the letter of credit or guarantee.  These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the Municipal Securities over the negotiated yield at which the participation interests were purchased by the Fund.  By purchasing participation interests, the Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, the Advisor or sub-advisor will consider the following quality factors: a high-quality underlying Municipal Security (of which the Fund takes possession); a high-quality issuer of the participation interest; or a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

Participatory Notes (“participation notes”)

Each Fund may invest in participation notes.  Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies.  Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk.

Municipal Leases

The Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund each may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity.  The lease payments and other rights under the lease provide for and secure payments on the certificates.  Municipal charters or the nature of the appropriation for the lease may limit lease obligations.  In particular, lease obligations may be subject to periodic appropriation.  If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments.  Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default.  The participants would only be able to enforce lease payments as they became due.  In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Because municipal leases may be considered illiquid, the Advisor or sub-advisor must carefully examine the liquidity of the lease before investing.  The Advisor or sub-advisor typically considers: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property if the lease was terminated; the lessee’s general credit strength; the possibility that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations; and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

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Credit Enhancement

Some of the investments of the Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund may be credit enhanced by a guaranty, letter of credit or insurance.  Any bankruptcy, receivership, default or change in the credit quality of the credit enhancer will adversely affect the quality and marketability of the underlying security and could cause losses to a Fund and affect the prices of shares issued by the Fund.  The Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund each may invest in securities that are credit-enhanced by banks, and thus the value of those credit enhancements will be affected by developments affecting the economic health and viability of banks.  The Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund each typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement, rather than the financial condition and/or rating of the issuer.

Variable Rate or Floating Rate Municipal Securities

The Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund each may purchase Municipal Securities with variable or floating interest rates.  Variable or floating interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (i.e., every 30 days) and floating interest rates are adjusted whenever a benchmark rate changes.  Many variable or floating rate Municipal Securities are subject to payment of principal on demand by a Fund, usually in not more than seven days.  If a variable or floating rate Municipal Security does not have this demand feature, or the demand feature extends beyond seven days and the Advisor or sub-advisor believes the security cannot be sold within seven days, the Advisor or sub-advisor may consider the security to be illiquid.  As such, a Fund’s investment limitation that it will not invest more than 15% of its net assets in illiquid securities may be implicated.  All variable or floating rate Municipal Securities will meet the respective Fund’s quality standards.

Variable and floating interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed income obligations.  Many Municipal Securities with variable or floating interest rates purchased by the Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund are subject to repayment of principal (usually within seven days) on the demand of each Fund.  The terms of these variable or floating rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Auction Rate Securities

The Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund each may invest in auction rate Municipal Securities.  Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals.  The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield.  The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.  While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Industrial Development Bonds

The Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund may each invest in industrial development bonds, a type of Municipal Security.  Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities.  Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the privately or publicly owned entities to locate within their communities.  Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds.  The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities.  These bonds will be considered Municipal Securities eligible for purchase by a Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Trust and/or the Advisor, is exempt from federal income tax.  The Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund may each invest in industrial development bonds (including pollution control revenue bonds) so long as they are not from the same facility or similar types of facilities or projects.

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Municipal Securities Risks

Municipal Securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates.  Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost.  Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.  (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of a Fund to achieve its investment objectives also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund’s portfolio.  Investing in Municipal Securities that meet the Fund’s quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Municipal Bond Insurance

Certain Municipal Securities may be covered by insurance.  The insurance guarantees the timely payment of principal at maturity and interest on such securities.  These insured Municipal Securities are either covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party (“Issuer-Obtained Insurance”), or insured under master insurance policies issued by municipal bond insurers, which may be purchased by a Fund (the “Policies”).

A Fund will require or obtain municipal bond insurance when purchasing Municipal Securities that would not otherwise meet the Fund’s quality standards.  The Fund may also require or obtain municipal bond insurance when purchasing or holding specific Municipal Securities if, in the opinion of the Advisor, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities.  The Advisor anticipates that each Fund may have investments in insured Municipal Securities.

Issuer-Obtained Insurance Policies are non-cancelable and continue in force as long as the Municipal Securities are outstanding and their respective insurers remain in business.  If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

A Fund may purchase two types of Policies issued by municipal bond insurers.  One type of Policy covers certain Municipal Securities only during the period in which they are in a Fund’s portfolio.  In the event that a Municipal Security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal that are then due and owing at the time of sale.  The other type of Policy covers Municipal Securities not only while they remain in the Fund’s portfolio, but also until their final maturity, even if they are sold out of the Fund’s portfolio.  This type of Policy allows the securities to have coverage that benefits all subsequent holders of those Municipal Securities.  A Fund will obtain insurance covering Municipal Securities until final maturity even after they are sold out of the Fund’s portfolio only if, in the judgment of the Advisor or sub-advisor, the Fund would receive net proceeds from the sale of those securities.  Net proceeds are calculated after deducting the cost of the permanent insurance and related fees.  Also, the proceeds received must be significantly more than the proceeds the Fund would have received if the Municipal Securities were sold without insurance.  Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The Fund may purchase Policies from any municipal bond insurer that is rated in the highest rating category by a NRSRO.  Under each Policy, the insurer is obligated to provide insurance payments pursuant to valid claims.  The claims must be equal to the payment of principal and interest on those Municipal Securities the Policy insures.  The Policies will have the same general characteristics and features.  A Municipal Security will be eligible for coverage if it meets certain requirements set forth in a Policy.  In the event interest or principal on an insured Municipal Security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.  The insurance feature is intended to reduce financial risk, but the cost of the insurance and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

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Zero-Coupon, Delayed Interest and Capital Appreciation Securities

The Tax-Exempt Fixed Income Fund and the Core Fixed Income Fund may each invest in zero-coupon, delayed interest, pay-in-kind (“PIK”) and capital appreciation securities, which are securities that make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, the liquidity of the security, and the issuer’s perceived credit quality.  The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches.  If the issuer defaults, the Fund may not receive any return on its investment.  Because such securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities.  Since such bondholders do not receive interest payments, when interest rates rise, zero-coupon, delayed interest and capital appreciation securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon, delayed interest and capital appreciation securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon, delayed interest and capital appreciation securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.  To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash.  Similar to zero-coupon bonds and delayed interest securities, PIK securities are designed to give an issuer flexibility in managing cash flow.  PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without interest).  The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Structured Notes

The Core Fixed Income Fund may invest in structured notes.  Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the “reference instrument”) or the relative change in two or more reference instruments.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments.  Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity.  In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference instrument; therefore, the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument.  Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.  In connection with its investments in structured notes, the Core Fixed Income Fund will maintain Segregated Assets in accordance with pertinent SEC guidelines to cover its obligations with respect to such instruments.

Derivatives

Each Fund may invest in derivative instruments and stock index futures, which are described in greater detail below.

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Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions.

All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter.  In addition, the World ex-US Fund may invest in options that are listed on recognized foreign exchanges.  Certain over-the-counter options may be illiquid.  Thus, it may not be possible to close such options positions at the time or price desired, which may have an adverse impact on a Fund’s investments in such options.  Over-the-counter options are generally considered illiquid by the SEC.  Accordingly, a Fund will only invest in such options to the extent consistent with its limit on investments in illiquid securities.

Call Options

A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of an investment at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the investment to the holder of the call option at the exercise price during the exercise period.  The Funds may both purchase and write call options.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the investment, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the investment, the length of the option period and supply and demand factors.  The premium is the market value of an option.

Purchasing Call Options

The Funds may purchase call options.  As a holder of a call option, a Fund has the right, but not the obligation, to purchase an investment at the exercise price during the exercise period.  Instead of exercising the option and purchasing the investment, a Fund may choose to allow the option to expire or enter into a “closing sale transaction” with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.  The Fund will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option.  The Fund will realize a loss from the closing sale transaction if the cost of the transaction is less than the premium paid by the Fund.  A Fund may purchase call options on investments that it intends to buy in order to limit the risk of a substantial change in the market price of the investment.  A Fund may also purchase call options on investments held in its portfolio and on which it has written call options.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result being that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying investments acquired through the exercise of such options.  Further, unless the price of the underlying investment changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options

The Funds may write call options.  As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period.

A Fund will generally only write “covered call options”; however, a Fund may write a call option that is not “covered” if the Fund maintains Segregated Assets in accordance with pertinent SEC guidelines. A call option is “covered” when the Fund either holds the security that is the subject of the option or possesses the option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

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As the writer of a call option, in return for the premium, the Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline.  If a call option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  However, any gain may be offset by a decline in the market value of the security during the exercise period.  If the option is exercised, the Fund will experience a profit or loss from the sale of the underlying security.  The Fund may have no control over when the underlying securities must be sold because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a call option by entering into a “closing purchase transaction.”  A closing purchase transaction allows a Fund to terminate its obligation to sell a security subject to a call option by allowing the Fund to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a call option permits a Fund to write another call option on the underlying security with a different exercise price, exercise date or both.  If a Fund wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Put Options

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the writer of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  The Funds may both purchase and write put options.

Purchasing Put Options

As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  Instead of exercising the option and selling the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.

A Fund may purchase put options on it portfolio securities for defensive purposes (“protective puts”).  A Fund may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option.  A Fund may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security.  By purchasing a put option, a Fund is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

A Fund may also purchase put options for securities it is not currently holding in its portfolio.  A Fund would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period.  A Fund will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Fund together total less than the exercise price of the put option.

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Writing Put Options

As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

A Fund will only write put options on a covered basis.  For a put option to be considered covered, the Fund must either (1) maintain cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option.  The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  If the put option is exercised, the Fund must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.  The Fund may have no control over when the underlying securities must be purchased because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a put option by entering into a “closing purchase transaction.”  A closing purchase transaction allows a Fund to terminate its obligation to purchase a security subject to a put option by allowing the Fund to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that a Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a put option permits the Fund to write another put option.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

A Fund may write put options in situations when the Advisor or the Fund’s sub-advisor wants to buy the underlying security for the Fund’s portfolio at a price lower than the current market price of the security.  To effect this strategy, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay.  Since the Fund may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.  The risk of this strategy is that the market price of the underlying security would decline below the exercise price less the premiums received.

Over-The-Counter (“OTC”) Options

The Funds may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange-traded options.  OTC options differ from exchange-traded options in certain material respects.  OTC options are arranged directly with dealers and not with a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done based on information from market makers.  OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.  There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis.  When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option.  A Fund will treat OTC options and “cover” assets as illiquid securities for the purposes of the Fund’s limitation on investments in illiquid securities.

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Options on Indices

The Funds may also buy call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations.  Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number.  Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements of the underlying index rather than the price movements of an individual stock.  When a Fund writes an option on a stock index, the Fund will maintain Segregated Assets in accordance with pertinent SEC positions in an amount at least equal to the market value of the underlying stock index.  The Fund will maintain such Segregated Assets while the option is open or the Fund will otherwise cover the transaction.

Risks of Options on Indices

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.  Accordingly, successful use by a Fund of options on indices is subject to the Advisor’s or sub-advisor’s ability to predict correctly the direction of movements in the market generally or in a particular industry.  This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted.  If a trading halt occurred, a Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed.  If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing.  If such a change causes the exercised option to fall “out-of-the-money,” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Futures Contracts

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and/or sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”  Thereafter, a Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.

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To the extent a Fund enters into a stock index futures contract, it will maintain Segregated Assets in accordance with pertinent SEC positions.

The Funds may also purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices.  The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.  The World ex-US Fund may purchase or sell currency futures contracts.

Risks Associated With Futures

Stock index futures are derivative instruments that are subject to a number of risks.  Purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund’s investments during certain market conditions.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Fund’s investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund’s initial investment in such a contract.

Successful use of futures contracts depends upon the Advisor’s or sub-advisor’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Advisor’s or sub-advisor’s judgment in this respect will be correct.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits, referred to as “speculative position limits,” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its securities.

Futures and related options purchased or sold by the World ex-US Fund will normally be traded in foreign securities.  Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange.  In particular, the World ex-US Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on U.S. futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Other Investment Companies

Each Fund currently intends to limit its investments in securities issued by other investment companies (including exchange traded funds (“ETFs”)) so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund as a whole.

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In addition, each of the Funds may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

An ETF is an investment company and typically is registered under the 1940 Act.  Most ETFs hold a portfolio of investments designed to track the performance of a particular index; however, certain ETFs utilize active management of their investment portfolios.  An ETF sells and redeems its shares at net asset value in large blocks (typically 50,000 of its shares or more) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on one or more national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.  Some ETFs are non-registered investment companies that invest directly in securities, commodities or other assets (such as precious metals).

Investments in an ETF involve certain risks generally associated with investments in a broadly based portfolio of securities, including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument. In addition, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain investments in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of investments held. ETFs that invest in other assets, such as commodities, are subject to the risks associated with directly investing in those assets. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, if the shares are de-listed from the exchange, or upon the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Because ETFs and pools that issue similar instruments bear various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Advisor may consider the expenses associated with an investment in determining whether to invest in an ETF.

When-Issued Purchases, Delayed Delivery and Forward Commitments

Each Fund may purchase or sell particular securities with payment and delivery taking place at a later date.  A Fund’s forward commitments and when-issued purchases are not expected to exceed 25% of the value of its total assets absent unusual market conditions.  When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, it will maintain Segregated Assets in accordance with pertinent SEC positions in an amount equal to the amount of the commitment.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the delivery of the securities takes place.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date.  In these cases, a Fund may realize a capital gain or loss.

When a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or failing to receive a cumulative profit on the trade.

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The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets.  Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

Short Sales

Each Fund has the ability to make short sales.  Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer.  A Fund is then obligated to replace the security borrowed at the market price at the time of replacement.  Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrues on the security during the loan period.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.  To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out.  The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales “against the box,” a transaction in which a Fund enters into a short sale of a security owned by such Fund.  A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position.  A Fund receives the net proceeds from the short sale.

Mortgage-Backed Securities

The Core Fixed Income Fund may purchase mortgage-backed securities.  Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.  The Core Fixed Income Fund may also purchase debt securities which are secured with collateral consisting of mortgage-backed securities (“Collateralized Mortgage Obligations”) and in other types of mortgage-related securities.  Mortgage-backed securities may be issued or guaranteed by U.S. government entities, such as the Government National Mortgage Association (“GNMA”), or by private lenders.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by GNMA is backed by GNMA and the full faith and credit of the U.S. government.  These guarantees, however, do not apply to the market value of fund shares.  Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages.  This premium is not guaranteed and would be lost if prepayment occurs.  Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not “full faith and credit” obligations.  Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities and reduce returns.  A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.  A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-backed securities (such as securities issued by the GNMA) are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

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Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers.  Such insurance and guarantees and the creditworthiness of the issuers thereof are generally considered in determining whether a mortgage-related security meets a Fund’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund’s quality standards.

Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”)

The Funds may invest in CMOs and REMICs.  A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, the Federal Home Loan Mortgage Company, or the Federal National Mortgage Association (‘‘FNMA” or “Fannie Mae®”) and their income streams. Privately-issued CMOs tend to be more sensitive to interest rates than government-issued CMOs.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  The investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”).  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in a specified order (e.g., first A, then B, then C, then Z).  The A, B and C Bonds all bear current interest.  Interest on the Z Bond is accrued and added to principal and a like amount is paid as principal on the A, B, or C Bond currently being paid off.  When the A, B and C Bonds are paid in full, interest and principal on the Z Bond begins to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency.  They are secured by the underlying collateral of the private issuer.  Yields on privately issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher because they are not guaranteed by the U.S. government.  Such instruments also tend to be more sensitive to interest rates than U.S. government-issued CMOs.  For federal income tax purposes, a Fund will be required to accrue income on regular interest in CMOs and REMICs using the “catch-up” method, with an aggregate prepayment assumption.

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Asset-Backed Securities

The Core Fixed Income Fund may purchase debt obligations known as “asset-backed securities.”  Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases).

Such receivables are securitized in either a pass-through or a pay-through structure.  Pass-through securities provide investors with an income stream consisting of both principal and interest payments based on the receivables in the underlying pool.  Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Fund pay the debt service on the debt obligations issued.  The Core Fixed Income Fund may invest in these and other types of asset-backed securities that may be developed in the future.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  Asset-backed securities may be classified as “pass-through certificates” or “collateralized obligations.”

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support.  Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities.  Asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established.  In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance.  In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws.  Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees).  The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets.  Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

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Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars

The Core Fixed Income Fund may enter into interest rate, mortgage, credit, currency and total return swaps, as well as interest rate caps, floors and collars.  The Core Fixed Income Fund may also purchase and write (sell) options contracts on swaps, referred to as “swaptions.”  The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

A great deal of flexibility is possible in the way swap transactions are structured. However, generally the Core Fixed Income Fund will enter into interest rate, total return and mortgage swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the Fund’s potential exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets, the Fund and the Advisor believe that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The Core Fixed Income Fund will not enter into any interest rate, mortgage or credit swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A or A-1 or better by S&P’s® or A or P-1 or better by Moody’s or their equivalent ratings. The Core Fixed Income Fund will not enter into any currency swap transactions unless the unsecured commercial paper, senior debt or claims–paying ability of the other party thereto is rated investment grade by S&P’s® or Moody’s, or, if unrated by such rating organization, determined to be of comparable quality by the Advisor. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.  The use of interest rate, mortgage, credit, total return and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if such an investment technique were not used.

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Warrants

Each of the Funds has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants do not represent ownership of the securities, but only the right to buy them.  Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security.  Under normal circumstances, no more than 5% of each Fund’s net assets will be invested in warrants.  This 5% limit includes warrants that are not listed on any stock exchange.  Warrants acquired by the World ex-US Fund in units or attached to securities are not subject to these limits.

Stripped Securities

Each Fund has the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATs”)) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Repurchase and Reverse Repurchase Agreements

Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to a Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement.  The Advisor or sub-advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund’s ability to sell the underlying securities.  A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the Advisor or sub-advisor has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also each enter into reverse repurchase agreements.  Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  A Fund will maintain Segregated Assets in accordance with pertinent SEC positions with a value equal to the value of its obligation under the agreement, including accrued interest.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed.  Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Advisor or sub-advisor acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

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U.S. Government Obligations

Each Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills, which mainly differ only in their interest rates, maturities and time of issuance.  The Funds may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, Fannie Mae®, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and Resolution Trust Corp.  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. government, including the Federal Home Loan Banks, Fannie Mae®, and the Federal Home Loan Mortgage Corporation (‘‘FHLMC’’ or “Freddie Mac®”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. government will always do so or would do so yet again.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure

In lieu of investing directly, the Funds are authorized to seek to achieve their investment objective(s) by converting to a master/feeder fund structure pursuant to which each Fund would invest all of its investable assets in a corresponding investment company having substantially the same investment objective(s) and policies as the Fund.

The Funds’ methods of operation and shareholder services would not be materially affected by their investment in other investment companies (“Master Portfolios”) having substantially the same investment objective and policies as the corresponding Funds, except that the assets of the Funds may be managed as part of a larger pool.  If the Funds invested all of their assets in corresponding Master Portfolios, they would hold only beneficial interests in the Master Portfolios; the Master Portfolios would directly invest in individual securities of other issuers.  The Funds would otherwise continue their normal operation.  The Board would retain the right to withdraw any Fund’s investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; such Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no immediate intention to convert the Funds to a master/feeder fund structure.  The Board has authorized this non-fundamental investment policy to facilitate such a conversion in the event that the Board determines that such a conversion is in the best interest of the Funds’ shareholders.  If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a master/feeder fund structure.  Further, the Funds’ Prospectus and SAI would be amended to reflect the implementation of the Funds’ conversion and their shareholders would be notified.

Temporary Investments

Under normal circumstances, each Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund’s investment objective(s) are not immediately available.  Under these circumstances, each Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets.  Cash equivalents include money market mutual funds, as well as investments such as U.S. government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less.  A Fund may also have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable.  In addition, each Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Advisor or sub-advisor believes changes in economic, financial or political conditions make it advisable.

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Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although each of the Funds, except the Tax-Exempt Fixed Income Fund, may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor and/or sub-advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund’s total assets at the time of purchase.  Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P®, Moody’s or a similar rating by another NRSRO.  In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or sub-advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund, as previously described.

Disclosure of Portfolio Holdings

The Board has adopted a policy and procedures relating to the disclosure of the Funds’ portfolio holdings information (the “Policy”).  Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions.  In all cases, the Trust’s Chief Compliance Officer (or designee) is responsible for authorizing the disclosure of a Fund’s portfolio holdings, and for monitoring that the Funds do not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information.  Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Advisor’s fiduciary duties to its clients, including the Funds.

The Trust’s Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy.  The Board has, through the adoption of the Policy, delegated the monitoring of the disclosure of portfolio holdings information to the Advisor’s compliance staff.  The Board reviews the Policy for operational effectiveness and makes revisions as needed, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Funds and those of the Advisor or any other affiliate of the Funds.

In accordance with the Policy, each Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws.  These disclosures include the filing of a complete schedule of each Fund’s portfolio holdings with the SEC semi-annually on Form N-CSR and following the Fund’s first and third fiscal quarters, on Form N-Q.  These filings are available to the public through the EDGAR Database on the SEC’s Internet website at:  http://www.sec.gov.  The Funds also post their respective portfolio holdings on their website at www.GenworthWealth.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  The Trust’s Chief Compliance Officer (or designee) will conduct periodic reviews of compliance with the procedures established by the Policy.

The Policy also provides that a Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Funds or through a confidentiality agreement.

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Under the Policy, the Funds also may share their portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Funds’ custodian, administrator, proxy voting vendor, consultants, legal counsel and independent registered public accounting firm as well as ratings agencies.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  In addition, because the Funds are managed using a multi-advisor approach, the Advisor may, from time to time, add or replace sub-advisors to the Funds.  In these instances, a Fund’s portfolio holdings may be disclosed in advance (typically 10-20 days) to the incoming sub-advisor to allow the sub-advisor to implement as streamlined a transition as possible. In addition, the Funds may provide portfolio holdings to transition managers, such as Abel/Noser and/or Russell Implementation Services.

Management of the Funds

Board of Trustees

The management and affairs of the Funds are supervised by the Board.  The Board consists of four individuals, three of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).  The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.  The current Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David M. Dunford Year of Birth: 1949 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	Independent Trustee	Indefinite term since 2013	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989 – 2001).	16
Trustee, GPS Funds II (2011 to present); Director, New England Bancorp (2006-present); Trustee, Genworth Variable Insurance Trust (“GVIT”) (2008 – 2012); Director, Hospice and Palliative Care of Cape Cod (2006 – 2011).

Paul S. Feinberg Year of Birth: 1942 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	Independent Trustee	Indefinite term since 2013	Retired; formerly, President, CitiStreet Funds, Inc. (2000 – 2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor), and CitiStreet Funds Management LLC (registered investment advisor) (1990 – 2005).	16	Trustee, GPS Funds II (2011 to present); Trustee, GVIT (2008 – 2012); Trustee, Blue Fund Group (2006 – 2008).

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Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Dennis G. Schmal Year of Birth: 1947 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	Independent Trustee	Indefinite term since 2007.	Self-employed consultant (1999 to present); formerly, Partner, Arthur Anderson LLP (audit services) (1972 to 1999)	16
Trustee, GPS Funds II (2013 to present); Director, Sitoa Global Inc. (2011 to present); Director, Wells Fargo ASGI Hedge Funds (closed-end hedge funds) (2008 to present); Director/Chairman, Pacific Metrics Corp. (educational services) (2005 to present); Director, Merriman Holdings, Inc.  (financial services) (2003 to present); Director, Grail Advisors ETF Trust (2009 to 2011); Director, Varian Semiconductor Equipment Associates, Inc. (2004 to 2011); Director, North Bay Bancorp (2006 to 2007).

Interested Trustee
Gurinder S. Ahluwalia* Year of Birth: 1965 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	Interested Trustee	Indefinite term since 2013.	President and CEO of Genworth Financial Wealth Management (“GFWM”) (2009 – present); Co-Chairman, GFWM (2008 – 2009); Vice-Chairman, AssetMark Investment Services, Inc. (2006 – 2008); President, GFAM (2004 – 2008); President and Chairman, Genworth Financial Asset Management Inc. (2004 – 2008).	17
Trustee, GPS Funds II (2011 to present); Trustee, Genworth Financial Asset Management Funds (“GFAM”) (2005 – present); Genworth Financial Trust Company (2004 – present); Altegris Investment, Inc. (2011 –  present); Altegris Portfolio Management, Inc. (d/b/a Altegris Funds) (2011 –  present); Ensaaf (nonprofit organization) (2011 – present); Quantuvis Consulting, Inc. (2008 –  present); Trustee, GVIT (2008 – 2012); Centurion Capital Group Inc.; Centurion Financial Advisers Inc.; GFWM, formerly AssetMark Investment Services, Inc.; Genworth Financial Asset Management, Inc.

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Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Officers of the Trust**
Carrie E. Hansen Year of Birth: 1970 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	President	Renewed 1-Year term since 2007
President, GPS Funds I (formerly, AssetMark Funds) (2007 to present) and GPS Funds II (2011 to present); President, Genworth Financial Asset Management Funds (“GFAM”) and Genworth Variable Insurance Trust (“GVIT”) (2008 to 2012); Senior Vice President and  Chief Operations Officer, GFWM (2008 to present); Chairman, Genworth Financial Trust Company (2008 to present); Senior Vice President and Managing Director of the Trust (2007 to 2008); Treasurer and Chief Compliance Officer, GFAM (2007 to 2008); Chief Compliance Officer of the Trust (2005 to 2008); Treasurer of the Trust (2001 to 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly, AssetMark Investment Services, Inc. (2004 to 2007).

John Koval Year of Birth: 1966 Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year term since 2013
Interim Chief Compliance Officer, Genworth Financial Wealth Management (September 2012 – January 2013); Senior Compliance Officer, Genworth Financial Wealth Management (2011 to 2012); Chief Operating Officer, SEAL Capital, Inc. (2009 to 2010); Chief Compliance Officer, Cliffwood Partners LLC (2004 to 2009).

Christine Villas-Chernak Year of Birth: 1968 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	Deputy Chief Compliance Officer Secretary	Since 2009 Renewed 1-Year term since 2006
Deputy Chief Compliance Officer, GPS Funds I (formerly, AssetMark Funds)(2009 to present) and GPS Funds II (2011 to present); Secretary, GPS Funds I (2006 to present), GPS Funds II (2011 to present), GFAM (2009 to 2010) and GVIT (2008 to 2010); Senior Compliance Officer, GFWM (2005 to 2009).

Robert J. Bannon Year of Birth: 1957 c/o Genworth Financial Wealth Management, Inc. 16501 Ventura Boulevard Suite 201 Encino, CA 91436	Vice President and Chief Risk Officer	Renewed 1-Year term since 2010
Vice President and Chief Risk Officer, GPS Funds I (formerly, AssetMark Funds)(2010 to present), GPS Funds II (2011 to present) and GFAM (2010 to present); Senior Vice President and Chief Risk Officer, GFWM (2007 to present).

Starr E. Frohlich Year of Birth: 1972 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	Vice President and Treasurer	Renewed 1-Year term since 2010
Vice President and Treasurer, GPS Funds I (formerly, AssetMark Funds)(2010 to present), GPS Funds II (2011 to present) and GFAM (2010 to present); Director of Fund Administration, GFWM (2010 to present); Vice President, U.S. Bancorp Fund Services, LLC (1997 to 2010).

*	Mr. Ahluwalia is a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of GFWM and certain of its affiliates.
**	Each Officer of the Trust serves at the pleasure of the Board.

Leadership Structure, Qualifications and Responsibilities of the Board of Trustees

The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Advisor, administrator, transfer agent, distributor and custodian. The Trustees are responsible for approving the agreements between these service providers and the Trust, approving agreements between the Advisor and any sub-advisors, and exercising general service provider oversight.

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Leadership Structure and the Board of Trustees. The Board is currently composed of three Independent Trustees and one Trustee who is affiliated with the Advisor, Mr. Ahluwalia.  The Board has appointed Mr. Ahluwalia to serve in the role of Chairman.  Mr. Ahluwalia is the President and Chief Executive Officer (“CEO”) of the Advisor. The Independent Trustees have designated Mr. Dunford as the Lead Independent Trustee.  The Lead Independent Trustee participates in the preparation of agendas for the Board meetings. The Lead Independent Trustee also acts as a liaison between meetings with the Trust’s officers, other Trustees, the Advisor, other service providers and counsel to the Independent Trustees. The Lead Independent Trustee may also perform such other functions as may be requested by the Board from time to time. The Board’s leadership structure also promotes the participation of the other Independent Trustees. The Board has determined that its leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment. The Board’s leadership structure permits important roles for the President and CEO of the Advisor, who serves as Chairman of the Trust and oversees the Advisor’s day-to-day management of the Funds. In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating and Governance Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on governance and related issues. Except for any duties specified in the Trust’s Declaration of Trust or By-laws, the designation of Chairman, Lead Independent Trustee or Chairman of a Committee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

Oversight of Risk. The Board oversees risk as part of its general oversight of the Funds. The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Funds’ officers, the Advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Funds. The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at quarterly Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports from Fund officers, including the Chief Risk Officer and the CCO, related to Fund performance, risk exposures, compliance and operations; (2) quarterly meetings by the Independent Trustees in executive session with the Trust’s Chief Risk Officer and CCO; (3) periodic meetings with investment personnel to review investment strategies, techniques and the processes used to manage risks; (4) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, the advisor and any sub-advisors; and (5) at quarterly Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports from Fund officers and the independent registered public accounting firm on financial, valuation and operational matters. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The Board has two standing committees, as described below:

Audit Committee . The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust.  In performing its oversight function the Audit Committee has, among other things, specific power and responsibility to: (1) oversee the Trust’s accounting and financial reporting policies and practices, internal control over the Trust’s financial reporting and, as appropriate, the internal control over financial reporting of service providers; (2) to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (4) to act as a liaison between the Trust’s independent auditors and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least once annually.  The Audit Committee is comprised of all of the Independent Trustees.  Mr. Schmal is the Chairman of the Audit Committee.  During the fiscal year ended March 31, 2013, the Audit Committee met five times.

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Nominating and Governance Committee . The Nominating and Governance Committee is responsible for: (1) seeking and reviewing candidates for consideration as nominees to serve as Trustees, as is considered necessary from time to time; (2) making recommendations to the Board regarding the composition of the Board and its committees; (3) coordinating the process to assess Board effectiveness; and (4) developing and implementing governance policies.  The Nominating and Governance Committee is comprised of all of the Independent Trustees.  Mr. Feinberg is the Chairman of the Nominating and Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Nominating and Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee.  The Nominating and Governance Committee meets as often as necessary or appropriate to discharge its functions, and reports its actions and recommendations to the Board on a regular basis.  During the fiscal year ended March 31, 2013, the Nominating and Governance Committee met four times.

Trustees’ Qualifications and Experience .  The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Nominating and Governance Committee also does not set forth any specific qualifications. Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with the Advisor and other service providers, and the ability to exercise independent business judgment.  Each Trustee’s ability to perform his duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.  Set forth below is a brief description of the specific experience of each Trustee.  As noted above, a majority of the Board are Independent Trustees. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

David M. Dunford . Mr. Dunford has served as a Trustee of GPS Funds I since 2013 and as a Trustee of GPS Funds II since it was created in 2011. He also served from 2008 to 2012 as a trustee of other mutual funds managed by the Advisor, which have been liquidated. Mr. Dunford has more than 30 years of investment experience in the insurance and investment management industries, including serving as chief investment officer. Mr. Dunford also serves on the board of a bank and in public office.

Paul S. Feinberg . Mr. Feinberg has served as a Trustee of GPS Funds I since 2013 and as a Trustee of GPS Funds II since it was created in 2011. He serves as the Chairman of the Nominating and Governance Committee of GPS II. He also served from 2008 to 2012 as a trustee of other mutual funds managed by the Advisor, which have been liquidated. Mr. Feinberg has more than 30 years of experience in leadership and legal positions in the insurance and investment management industries, including serving as executive vice president and general counsel of a financial services company providing services to the retirement plan marketplace. Mr. Feinberg also served as president of a mutual fund group.

Dennis G. Schmal .  Mr. Schmal has served as a Trustee of GPS Funds I since 2007, as a Trustee of GPS Funds II since 2013 and serves as the Chairman of the Audit Committee of GPS I.  Mr. Schmal has over 30 years of business/financial experience, including serving as a partner of an independent accounting firm, where his work included auditing the financial statements of public companies and financial institutions.

Gurinder S. Ahluwalia . Mr. Ahluwalia has served as a Trustee of GPS Funds I since 2013 and as Trustee and Chairman of GPS Funds II since it was created in 2011 and of GFAM since 2005. He is President and CEO of the Advisor.

Compensation

The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ending March 31, 2013.  The Interested Trustees receive no compensation from the Trust for their services as Trustees.  The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds.  The aggregate amount of all such reimbursements is determined by the Trustees.  No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

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NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST	PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FOR THE COMPLEX (2)

Gurinder S. Ahluwalia (1)(3)	$0	$0	$0	$0
David M. Dunford (3)	$68,000	$0	$0	$68,000
Paul S. Feinberg (3)	$68,000	$0	$0	$68,000
Dennis G. Schmal	$70,000	$0	$0	$70,000
Ronald D. Cordes (1)(4)	$0	$0	$0	$0
William J. Klipp (4)	$75,000	$0	$0	$75,000
R. Thomas DeBerry (4)	$65,000	$0	$0	$65,000

(1)	Mr. Ahluwalia and Mr. Cordes are considered to be interested persons, as defined in Section 2(a)(19) of the 1940 Act, of the Trust due to their position with the Advisor.
(2)	The GFWM Mutual Funds complex consists of the Trust, which currently consists of 7 funds, the GPS Funds II, which currently consist of 9 funds, and GFAM, which currently consists of one fund.
(3)	Messrs. Ahluwalia, Dunford,and Feinberg were elected to the Board of Trustees of the Trust at a special meeting of shareholders held on July 10, 2013.
(4)	Messrs. Cordes, Klipp and DeBerry resigned from the Board on July 10, 2013, in connection with the special meeting of shareholders.

Board Interest in the Funds
Key
A. $1-$10,000
B. $10,001-$50,000
C. $50,001-$100,000
D. over $100,000

Dollar Range of Equity Securities Beneficially Owned in the Funds as of December 31, 2012(1)

Name of Fund	Gurinder Ahluwalia (2) , Interested Trustee	Ronald Cordes (3) , Interested Trustee	R. Thomas DeBerry (3) , Independent Trustee	David Dunford (2) , Independent Trustee	Paul Feinberg (2) , Independent Trustee	William Klipp (3) , Independent Trustee	Dennis Schmal, Independent Trustee

Large Cap Growth Fund	None	None	None	None	None	None	None

Large Cap Value Fund	None	None	None	None	None	None	None

Small/Mid Cap Core Fund	None	None	None	None	None	None	None

World ex-US Fund	None	None	None	None	None	None	None

Opportunistic Equity Fund	None	None	None	None	None	None	None

Core Fixed Income Fund	None	None	None	None	None	None	None

Tax-Exempt Fixed Income Fund	None	None	None	None	None	None	None

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Name of Fund	Gurinder Ahluwalia (2) , Interested Trustee	Ronald Cordes (3) , Interested Trustee	R. Thomas DeBerry (3) , Independent Trustee	David Dunford (2) , Independent Trustee	Paul Feinberg (2) , Independent Trustee	William Klipp (3) , Independent Trustee	Dennis Schmal, Independent Trustee
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	None	None	None	None	None	None	None

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
(2)	Messrs. Ahluwalia, Dunford, and Feinberg were elected to the Board of Trustees of the Trust at a special meeting of shareholders held on July 10, 2013.
(3)	Messrs. Cordes, Klipp and DeBerry resigned from the Board on July 10, 2013, in connection with the special meeting of shareholders.

Principal Holders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Note that a control person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust.  As of July 2, 2013, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.

The following table provides the name, address, and number of shares of each class owned by any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds as of July 2, 2013.  As of the date of this SAI, no Institutional Shares had been issued for the Tax-Exempt Fixed Income Fund.

Principal Holders and Control Persons of the Large Cap Growth Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	3,733,653	34.86%	Record
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	3,546,825	33.12%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	2,621,075	24.47%	Record
National Financial Services LLC Attn: Mutual Funds 200 Liberty Street, 5th Floor New York, NY 10281	767,684	7.17%	Record

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Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Strategic Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,446,329	37.30%	Record
U.S. Bank FBO GuidePathSM Tactical ConstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,408,130	36.32%	Record
U.S. Bank FBO GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,023,071	26.38%	Record

Principal Holders and Control Persons of the Large Cap Value Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	4,586,508	36.15%	Record
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	4,399,503	34.68%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	3,181,265	25.08%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	2,245,184	36.42%	Record

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Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Strategic Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,948,936	31.62%	Record
U.S. Bank FBO GuidePathSM Tactical ConstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,647,335	26.72%	Record
U.S. Bank FBO GuidePathSM Absolute Return Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	322,839	5.24%	Record

Principal Holders and Control Persons of the Small/Mid Cap Core Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	884,766	39.71%	Record
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	637,844	28.63%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	602,702	27.05%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Strategic Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,426,205	45.52%	Record

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Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,030,823	32.90%	Record
U.S. Bank FBO GuidePathSM Tactical ConstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	675,900	21.57%	Record

Principal Holders and Control Persons of the World ex-US Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	10,463,018	38.61%	Record
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	7,914,321	29.20%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	7,714,398	28.46%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Strategic Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	5,773,237	48.34%	Record
U.S. Bank FBO GuidePathSM Tactical ConstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	4,722,627	39.54%	Record

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Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,133,251	9.49%	Record

Principal Holders and Control Persons of the Opportunistic Equity Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	2,528,578	39.43%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	2,131,467	33.24%	Record
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	1,466,274	22.87%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	2,157,478	40.80%	Record
U.S. Bank FBO GuidePathSM Tactical ConstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	2,041,198	38.60%	Record
U.S. Bank FBO GuidePathSM Strategic Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,088,746	20.59%	Record

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Principal Holders and Control Persons of the Core Fixed Income Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	9,624,848	37.01%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	8,924,294	34.33%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	5,717,420	21.98%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Fixed Income Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	5,394,293	38.36%	Record
U.S. Bank FBO GuidePathSM Absolute Return Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	5,375,494	38.22%	Record
U.S. Bank FBO GuidePathSM Tactical ConstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	2,967,770	21.10%	Record

Principal Holders and Control Persons of the Tax-Exempt Fixed Income Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	2,249,284	37.92%	Record

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Name and Address	Shares	% Ownership	Type of Ownership
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	1,808,737	30.50%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	1,124,241	18.96%	Record
National Financial Services LLC Attn: Mutual Funds 200 Liberty Street, 5th Floor New York, NY 10281	719,847	12.14%	Record

Investment Advisor and Sub-Advisors

The Advisor, a California corporation, serves as the investment advisor to the Funds.  The Advisor is registered as an investment advisor with the SEC.

Genworth Holdings, Inc. (formerly named Genworth Financial, Inc.) (“Genworth”), the parent company of Genworth Financial Wealth Management, Inc. the Advisor, has agreed to enter into a transaction (the “Transaction”) whereby private equity funds managed by Aquiline Capital Partners LLC and Genstar Capital, LLC and certain other investors (together the “Buyer”) will acquire the Advisor.  The closing of the Transaction is expected to occur in the second half of 2013 (the “Closing”), provided all of the conditions to the Closing are met.  Upon the Closing, the Advisor will be an indirect wholly owned subsidiary of the Buyer.

With respect to each of the Funds, the Advisor oversees the investment advisory services provided to the Funds.  Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board, a number of sub-advisors are responsible for the day-to-day investment management of the Funds.

Subject to Board review, the Advisor allocates and, when appropriate, reallocates the Funds’ assets among sub-advisors, monitors and evaluates sub-advisor performance, and oversees sub-advisor compliance with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility for the investment performance of the Funds pursuant to its responsibility to oversee the sub-advisors and recommend their hiring and/or replacement.  Under the Expense Waiver and Reimbursement Agreement, the Advisor may recapture waived fees and expenses borne for a three-year period under specified conditions.

For the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011, the following advisory fees were charged/paid to the Advisor:

Fund	Advisory Fee Charged	Fees Waived and/or Expenses Reimbursed	Recouped Fees and Expenses	Net Fees Paid to the Advisor
Large Cap Growth Fund
Year Ended March 31, 2013	$1,249,893	$18,182	$20,317	$1,252,028
Year Ended March 31, 2012	$1,342,747	$47,832	$0	$1,294,915
Year Ended March 31, 2011	$1,879,381	$0	$0	$1,879,381

Large Cap Value Fund
Year Ended March 31, 2013	$1,318,651	$0	$0	$1,318,651
Year Ended March 31, 2012	$1,334,129	$0	$0	$1,334,129
Year Ended March 31, 2011	$1,787,830	$0	$0	$1,787,830

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Fund	Advisory Fee Charged	Fees Waived and/or Expenses Reimbursed	Recouped Fees and Expenses	Net Fees Paid to the Advisor
Small/Mid Cap Core Fund
Year Ended March 31, 2013	$592,024	$15,486	$6,214	$582,752
Year Ended March 31, 2012	$510,384	$51,207	$9,935	$469,112
Year Ended March 31, 2011	$405,110	$32,192	$0	$372,918

World ex-US Fund
Year Ended March 31, 2013	$1,827,904	$142,200	$0	$1,685,704
Year Ended March 31, 2012	$1,569,464	$142,535	$0	$1,426,929
Year Ended March 31, 2011	$2,417,908	$0	$0	$2,417,908

Opportunistic Equity Fund
Year Ended March 31, 2013	$1,171,961	$18,376	$0	$1,153,585
Year Ended March 31, 2012	$1,153,311	$1,804	$0	$1,151,507
Year Ended March 31, 2011*	N/A	N/A	N/A	N/A

Core Fixed Income Fund
Year Ended March 31, 2013	$2,245,480	$24,268	$0	$2,221,212
Year Ended March 31, 2012	$2,164,062	$0	$0	$2,164,062
Year Ended March 31, 2011	$4,260,381	$0	$0	$4,260,381

Tax-Exempt Fixed Income Fund
Year Ended March 31, 2013	$404,636	$53,717	$0	$350,919
Year Ended March 31, 2012	$466,920	$26,492	$9,642	$450,070
Year Ended March 31, 2011	$1,507,982	$21,611	$13,343	$1,499,714

*	The Opportunistic Equity Fund commenced operations on April 1, 2011 for Service Shares and April 29, 2011 for Institutional Shares.

The Advisor is currently waiving expenses for the Funds listed below to keep these Funds at their expense cap. Waived expenses subject to potential recovery for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011 are as follows:

	Year of Expiration 03/31/2014	Year of Expiration 03/31/2015	Year of Expiration 03/31/2016
Large Cap Growth	—	$27,516	$18,182
Small/Mid Cap Core Fund	$21,243	$46,007	$15,486
World ex-US Fund	—	$142,535	$142,200
Opportunistic Equity Fund	—	$1,804	$18,376
Core Fixed Income Fund	—	—	$24,268
Tax-Exempt Fixed Income Fund	$21,611	$26,492	$53,7 17

The Advisor pays the sub-advisors a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by each sub-advisor.  For the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011, the following fees, as a percentage of such Fund’s average daily net assets, were paid to the sub-advisors:

	2013		2012		2011
Fund*	Percentage of average daily net assets	Aggregate dollar amounts	Percentage of average daily net assets	Aggregate dollar amounts	Percentage of average daily net assets	Aggregate dollar amounts

Large Cap Growth Fund	0.40%	$714,224	0.40%	$767,284	0.42%	$835,189
Large Cap Value Fund	0.43%	$814,325	0.43%	$821,991	0.40%	$755,749
Small/Mid Cap Core Fund	0.40%	$315,746	0.40%	$272,205	0.51%	$207,324
World ex-US Fund	0.46%	$1,196,099	0.46%	$1,031,230	0.40%	$1,005 ,363

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	2013		2012		2011
Fund*	Percentage of average daily net assets	Aggregate dollar amounts	Percentage of average daily net assets	Aggregate dollar amounts	Percentage of average daily net assets	Aggregate dollar amounts

Opportunistic Equity Fund*	0.57%	$838,235	0.58%	$846,276	N/A	N/A
Core Fixed Income Fund	0.20%	$886,281	0.20%	$862,122	0.20%	$1,132,585
Tax-Exempt Fixed Income Fund	0.22%	$181,854	0.22%	$206,768	0.21%	$396 ,995
*	The Opportunistic Equity Fund commenced operations on April 1, 2011 for Service Shares and April 29, 2011 for Institutional Shares.

The advisory agreement and certain portions of the sub-advisory agreements provide that the Advisor or any sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or for the reckless disregard of its obligations or duties thereunder.  In addition, certain of the sub-advisory agreements provide that the sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or for the reckless disregard of its obligations or duties thereunder.

The Sub-Advisors and Portfolio Managers

The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  In the performance of their responsibilities, conflicts of interest may occur between the management of the respective Funds and the other accounts of a sub-advisor.  In addition to the conflicts identified by the sub-advisors, other actual or apparent conflicts may arise.  Unequal time and attention may be devoted to the management of the respective Funds and the sub-advisors’ other accounts.

Wellington Management Company, LLP (“Wellington Management”) is a sub-advisor of the Large Cap Growth Fund and a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  Wellington Management is an SEC-registered investment advisor.

As of March 31, 2013, in addition to Wellington’s allocated portion of the Large Cap Growth Fund, Paul E. Marrkand managed the following accounts:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Registered Investment Companies	11	$10.3 billion	1	$4.3 billion
Other Pooled Investment Vehicles	8	$1.4 billion	0	$0
Other Accounts	6	$1.4 billion	0	$0

Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Large Cap Growth Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Large Cap Growth Fund (the “Portfolio Manager”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Large Cap Growth Fund. The Portfolio Manager makes investment decisions for each account, including the Large Cap Growth Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Large Cap Growth Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Large Cap Growth Fund.

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The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Large Cap Growth Fund, or make investment decisions that are similar to those made for the Large Cap Growth Fund, both of which have the potential to adversely impact the Large Cap Growth Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the Large Cap Growth Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Large Cap Growth Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Large Cap Growth Fund. Mr. Marrkand also manages accounts which pay performance allocations to Wellington Management or its affiliates.  Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Portfolio Manager Compensation

Wellington Management receives a fee based on the assets under management of the Large Cap Growth Fund as set forth in the Sub-advisory Agreement between Wellington Management and the Advisor, on behalf of the Large Cap Growth Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Large Cap Growth Fund. The following information is as of March 31, 2013.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Large Cap Growth Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (“Portfolio Manager”) includes a base salary and incentive components. The base salary for the Portfolio Manager, who is a partner of Wellington Management, is generally a fixed amount that is determined by the Managing Partners of the firm.  The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Large Cap Growth Fund and generally each other account managed by the Portfolio Manager. The Portfolio Manager’s incentive payment relating to the Large Cap Growth Fund is linked to the gross pre-tax performance of the portion of the Large Cap Growth Fund managed by the Portfolio Manager compared to the Russell 1000 Growth Index over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period.  Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

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Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors.  Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.  Mr. Marrkand is a Partner of the firm.

As of March 31, 2013, Mr. Marrkand did not own any shares of the Large Cap Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), a sub-advisor to the Large Cap Value Fund and a Delaware limited liability company, is an investment management firm founded in 1979, which provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, insurance companies, limited liability companies, and other institutions and individuals.  BHMS is an SEC-registered investment adviser.

In addition to BHMS’ allocated portion of the Large Cap Value Fund’s portfolio, Mr. Mark Giambrone managed the following other accounts as of March 31, 2013:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Registered Investment Companies	12	$5.2 billion	1	$3.7 billion
Other Pooled Investment Vehicles	5	$711 million	0	$0
Other Accounts	89	$5.6 billion	0	$0

Conflicts of Interest

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Large Cap Value Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by BHMS directors and third-parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another.  Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Portfolio Manager Compensation

In addition to base salary, all BHMS portfolio managers share in a bonus pool that is distributed quarterly.  Portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation appliers with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager.  The portfolio managers’ compensation is not based on the pre-tax or after-tax performance of the Large Cap Value Fund.

Growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profits.  The consistent, long-term growth in assets at any investment firm is, to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance.

Many of BHMS’s key investment personnel have a long-term compensation plan in the form of an equity interest in BHMS. Accordingly, BHMS’s key investment personnel share commensurately in the profits and losses of BHMS.

As of March 31, 2013, Mr. Giambrone did not own any shares of the Large Cap Value Fund.

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Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the Small/Mid Cap Core Fund. Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917. Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments). As of March 31, 2013, in addition to the Small/Mid Cap Core Fund, the following portfolio managers managed the following accounts:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Young Chin
Registered Investment Companies	7	$1.4 billion	0	$0
Other Pooled Investment Vehicles	25	$5.3 billion	1	$39 million
Other Accounts	9	$2.5 billion	0	$0

Chad Colman
Registered Investment Companies	7	$1.4 billion	0	$0
Other Pooled Investment Vehicles	18	$4.9 billion	1	$39 million
Other Accounts	10	$2.5 billion	0	$0

Andrew Burzumato
Registered Investment Companies	7	$1.4 billion	0	$0
Other Pooled Investment Vehicles	19	$5.0 billion	1	$39 million
Other Accounts	10	$2.5 billion	0	$0

Thorsten Becker
Registered Investment Companies	7	$1.4 billion	0	$0
Other Pooled Investment Vehicles	19	$5.0 billion	1	$39 million
Other Accounts	10	$2.5 billion	0	$0

Jody Simes
Registered Investment Companies	7	$1.4 billion	0	$0
Other Pooled Investment Vehicles	19	$5.0 billion	1	$39 million
Other Accounts	10	$2.5 billion	0	$0

Vincent Rivers
Registered Investment Companies	7	$1.4 billion	0	$0
Other Pooled Investment Vehicles	19	$5.0 billion	1	$39 million
Other Accounts	10	$2.5 billion	0	$0

Arun Daniel
Registered Investment Companies	7	$1.4 billion	0	$0
Other Pooled Investment Vehicles	19	$5.0 billion	1	$39 million
Other Accounts	10	$2.5 billion	0	$0

Chandler Willett
Registered Investment Companies	7	$1.4 billion	0	$0
Other Pooled Investment Vehicles	19	$5.0 billion	1	$39 million
Other Accounts	14	$2.6 billion	0	$0

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Conflicts of Interest

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. A portfolio manager’s compensation is linked to the pre-tax performance of the Small/Mid Cap Core Fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. For example, a portfolio manager may manage other funds or accounts that engage in short sales, and could sell short a security for such other fund or account that the Small/Mid Cap Core Fund also trades or holds. Although Pyramis monitors such transactions to attempt to ensure equitable treatment of both the Small/Mid Cap Core Fund and a fund or account that engages in short sales, there can be no assurance that the price of a security held by the Small/Mid Cap Core Fund would not be impacted as a result. Securities selected for other funds or accounts may outperform the securities selected for the Small/Mid Cap Core Fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is generally restricted by Pyramis’ code of ethics.

Portfolio Manager Compensation

Young Chin is the lead portfolio manager (the “Lead Portfolio Manager”) of the Small/Mid Cap Core Fund and receives compensation for his services. Portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The Lead Portfolio Manager’s base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The components of Mr. Young’s bonus are based on (i) the general management of the Pyramis in his role as Chief Investment Officer, and (ii) the investment performance of Pyramis funds and accounts which eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or peer group. The portion of the Lead Portfolio Manager’s bonus that is linked to the investment performance of the Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the strategy measured against the Russell 2500 Index. The Lead Portfolio Manager is also compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Chad Colman, Andrew Burzumato, Thorsten Becker, Jody Simes, Vincent Rivers, Arun Daniel and Chandler Willett are co-managers of the Small/Mid Cap Core Fund (each, a “Co-Manager”) and receive compensation for their services. Portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of a portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

A portfolio manager’s base salary is determined by the level of responsibility and tenure at Pyramis or its affiliates. The primary components of a portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other Pyramis funds and accounts. A smaller, subjective component of a Co-Manager’s bonus is based on the portfolio manager’s overall contribution to management of Pyramis. The portion of each Co-Manager’s bonus that is linked to the investment performance of the Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the strategy measured against the Russell 2500 Index. An additional portion of each Co-Manager’s bonus is based on the pre-tax investment performance of the portion of the strategy’s assets each Co-Manger manages measured against a sector benchmark. Each Co-Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC.

As of March 31, 2013, none of the portfolio managers owned any shares of the Small/Mid Cap Core Fund.

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Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the World ex-US Fund. Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917. Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments). The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

As of March 31, 2013, in addition to the World ex-US Fund, César E. Hernandez, CFA managed the following accounts:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Registered Investment Companies	6	$1.8 billion	0	$0
Other Pooled Investment Vehicles	25	$7.7 billion	1	$4.4 billion
Other Accounts	62	$19.9 billion	14	$4.6 billion

Conflicts of Interest

The portfolio manager’s compensation plan (as described below) may give rise to potential conflicts of interest. The portfolio manager’s compensation is linked to the pre-tax performance of the World ex-US Fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the World ex-US Fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by Pyramis’ code of ethics.

Portfolio Manager Compensation

César Hernandez is the portfolio manager of the World ex-US Fund and receives compensation for his services. As of March 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at Pyramis, FMR (Pyramis’ ultimate parent company) or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable and (ii) the investment performance of other Pyramis equity accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to and leadership within the Pyramis investment platform. The portion of the portfolio manager’s bonus that is linked to the investment performance of the strategy is based on the pre-tax investment performance of the strategy measured against the MSCI All Countries World ex USA Index (net). The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of Pyramis Global Advisors Holdings Corp, the direct parent company of Pyramis. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of Pyramis and its affiliates.

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As of March 31, 2013, Mr. Hernandez did not own any shares of the World ex-US Fund.

Westfield Capital Management Company, L.P. (“Westfield”), a sub-advisor to the Opportunistic Equity Fund, is an SEC-registered investment adviser that was founded in 1989.  Westfield is 100% employee owned.

As of March 31, 2013, in addition to Westfield’s allocated portion of the Opportunistic Equity Fund, William Muggia, Ethan Meyers, John Montgomery, Hamlen Thompson, and Bruce Jacobs were responsible for the day-to-day management of certain other accounts as follows:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
William A. Muggia
Registered Investment Companies	11	$3.3 billion	0	$0
Other Pooled Investment Vehicles	7	$278 million	1	$22.5 million
Other Accounts	473	$11.4 billion	24	$1.5 billion

Ethan J. Meyers, CFA
Registered Investment Companies	11	$3.3 billion	0	$0
Other Pooled Investment Vehicles	5	$197 million	0	$0
Other Accounts	435	$11.3 billion	24	$1.5 billion

John M. Montgomery
Registered Investment Companies	11	$3.3 billion	0	$0
Other Pooled Investment Vehicles	5	$197 million	0	$0
Other Accounts	436	$11.3 billion	24	$1.5 billion

Hamlen Thompson
Registered Investment Companies	11	$3.3 billion	0	$0
Other Pooled Investment Vehicles	5	$197 million	0	$0
Other Accounts	436	$11.3 billion	24	$1.5 billion

Bruce N. Jacobs, CFA
Registered Investment Companies	11	$3.3 billion	0	$0
Other Pooled Investment Vehicles	5	$197 million	0	$0
Other Accounts	444	$11.3 billion	24	$1.5 billion

Conflicts of Interest

The simultaneous management of multiple accounts by our investment professionals creates a possible conflict of interest as they must allocate their time and investment ideas across multiple accounts.  This may result in the Investment Committee or portfolio manager allocating unequal attention and time to the management of each client account as each has different objectives, benchmarks, investment restrictions and fees.  For most client accounts, investment decisions are made at the Investment Committee level.  Once an idea has been approved, it is implemented across all eligible and participating accounts within the strategy.  Client specific restrictions are monitored by the Compliance team.

Although the Investment Committee collectively acts as portfolio manager on most client accounts, there are some client accounts that are managed by a sole portfolio manager who also is a member of the Investment Committee.  This can create a conflict of interest because investment decisions for these individually managed accounts do not require approval by the Investment Committee; thus, there is an opportunity for individually managed client accounts to trade in a security ahead of Investment Committee-managed client accounts.  Trade orders for individually managed accounts must be communicated to the Investment Committee.  Additionally, the Compliance team performs periodic reviews of such accounts to ensure procedures have been followed.

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Westfield has clients with performance-based fee arrangements.  A conflict of interest can arise between those portfolios that incorporate a performance fee and those that do not.  When the same securities are recommended for both types of accounts, it is Westfield's policy to allocate investments, on a pro-rata basis, to all participating and eligible accounts, regardless of the account's fee structure.  Our Operations team performs periodic reviews of each product's model portfolio versus each client account, where each position size is compared against the model's weight.  Discrepancies are researched, and any exceptions are documented.

In placing each transaction for a client's account, Westfield seeks best execution of that transaction except in cases where Westfield does not have the authority to select the broker or dealer, as stipulated by the client.  We attempt to bundle directed brokerage accounts with non-directed accounts, and then utilize step-out trades to satisfy the directed arrangements.  Clients who do not allow step-out trades will typically go last.

Because of our interest in receiving third party research services, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients' interest in receiving most favorable execution.  To mitigate the conflict that Westfield may have an incentive beyond best execution to utilize a particular broker, a broker vote is conducted and reviewed on a quarterly basis.  This vote provides the opportunity to recognize the unique research efforts of a wide variety of firms
, as well as the opportunity to compare aggregate commission dollars with a particular broker to ensure appropriate correlation.

Some Westfield clients have elected to retain certain brokerage firms as consultants or to invest their assets through a broker-sponsored wrap program for which Westfield acts as a manager.  Several of these firms are on our approved broker list.  Since Westfield may gain new clients through such relationships, and will interact closely with such firms to service the client, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients' interest.  To help ensure independence in the brokerage selection process, the brokerage selection and evaluation process is managed by our Portfolio Strategist, while client relationships are managed by our Marketing/Client Service team.  Also, Westfield prohibits any member of the Marketing/Client Service team to provide input into brokerage selection.  Furthermore, the consultant or wrap program teams at such firms are usually separate and distinct from the brokerage teams.

Personal accounts may give rise to conflicts of interest.  Westfield's employees will, from time to time, for their own account, purchase, sell, hold or own securities or other assets which may be recommended for purchase, sale or ownership for one or more clients.  Westfield has a Code of Ethics which regulates trading in personal accounts.  Personal accounts are reported to Compliance and most personal transactions are pre-approved by Compliance.  Compliance also reviews personal trading activity regularly.

Westfield serves as manager to the General Partners of two limited partnerships, for which we also provide investment advisory services.  As such, Westfield has a financial interest in each of the partnerships.  Having a financial interest in client accounts can create a conflict between those client accounts in which we have a financial interest and those in which we do not.  To help ensure all clients are treated equitably and fairly, Westfield allocates investment opportunities on a pro-rata basis.  Compliance also conducts regular reviews of the limited partnership accounts against other client accounts to ensure procedures have been followed.

Portfolio Manager Compensation

William Muggia is the lead member of the Investment Committee (“IC”), which has day-to-day management responsibility for Westfield’s allocated portion of the Fund. As with all strategies at Westfield, investment decisions for Westfield’s allocated portion of the Fund are made at the product level by consensus of the IC. Members of the IC may be eligible to receive various components of compensation:

●	IC members receive a base salary commensurate with industry standards. This salary is reviewed annually during the employee’s performance assessment.

●
IC members also receive a performance based bonus award. This bonus award is determined and paid in December. The amount awarded is based on the employee’s individual performance attribution and overall contribution to the investment performance of Westfield. While the current calendar year is a primary focus, a rolling three year attribution summary is also considered when determining the bonus award.

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●
IC members may be eligible to receive equity interests in the future profits of Westfield. Individual awards are typically determined by a member’s overall performance within the firm, including but not limited to contribution to company strategy, participation in marketing and client services initiatives, as well as longevity at the firm. The key members of Westfield’s management team who receive equity interests in the firm enter into agreements restricting post-employment competition and solicitation of clients and employees of Westfield. This compensation is in addition to the base salary and performance based bonus. Equity interest grants typically vest over five years.

●	IC members may receive a portion of the performance-based fee earned from an account that is managed solely by Mr. Muggia. He has full discretion to grant such awards to any member of the IC

As of March 31, 2013, none of the portfolio managers owned any shares of the Opportunistic Equity Fund.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) a sub-advisor to the Opportunistic Equity Fund, is registered as an investment adviser with the SEC and is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded holding company.

As of March 31, 2013, in addition to its allocated portion of the Opportunistic Equity Fund, Rick Snowdon and Austin Hawley were responsible for the day-to-day management of certain other accounts, as follows:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Rick Snowdon, CFA
Registered Investment Companies	2	$98 million	0	$0
Other Pooled Investment Vehicles	2	$97 million	0	$0
Other Accounts	28	$367 million	1	$307 million

Austin Hawley, CFA
Registered Investment Companies	4	$290 million	0	$0
Other Pooled Investment Vehicles	2	$97 million	0	$0
Other Accounts	40	$81 million	0	$0

Conflicts of Interest

Individual investment professionals at Diamond Hill manage multiple accounts for multiple clients. These accounts may include investment companies and separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies or foundations). Conflicts of interest in connection with the Opportunistic Equity Fund’s investments and the investments of other accounts managed by Diamond Hill are monitored through detailed conflicts of interest management policies and procedures. Diamond Hill has adopted a code of ethics as well as policies and procedures that cover secondary market trade allocation and trade aggregation. Diamond Hill’s policies and procedures are subject to internal review and monitoring.

Portfolio Manager Compensation

Diamond Hill receives a fee based on the portion of the Opportunistic Equity Fund’s assets allocated to Diamond Hill as set forth in the Sub-Advisory Agreement between Diamond Hill and the Advisor with respect to the Opportunistic Equity Fund. Diamond Hill pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Opportunistic Equity Fund.

Diamond Hill’s compensation packages are comprised of a base salary, as well as bonus and equity incentives.

Base Salary. Each portfolio manager is paid by Diamond Hill a competitive base salary based on experience, external market comparisons to similar positions, and other business factors.

Incentive Bonus. Each portfolio manager also participates in an annual cash and equity incentive compensation program that is based on:

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●	The long-term pre-tax investment performance of the Fund(s) that they manage,
●	The Adviser’s assessment of the investment contribution they make to Funds they do not manage,
●	The Adviser’s assessment of each portfolio manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback and collaboration, and
●	The Adviser’s assessment of each portfolio manager’s contribution to client service, marketing to prospective clients and investment communication activities.

Long-term performance is defined as the trailing five years. Investment performance is measured against an absolute return target for each Fund, the respective Fund’s benchmark and its Morningstar or Lipper peer group.

Incentive compensation is paid annually from an incentive pool that is determined based on several factors including investment results in client portfolios, revenues, employee performance, and industry operating margins.  Incentive compensation is subject to review and oversight by the compensation committee of the adviser’s parent firm, Diamond Hill Investment Group, Inc. The compensation committee is comprised of independent outside members of the board of directors.  A portion of a portfolio manager’s compensation may be deferred based on criteria established by Diamond Hill or at the election of the portfolio manager.

The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match.

As of March 31, 2013, none of the portfolio managers owned any shares of the Opportunistic Equity Fund.

River Road Asset Management, LLC (“River Road”), is a sub-advisor to the Opportunistic Equity Fund.  River Road is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky 40202.  River Road is registered as an investment adviser with the SEC.

As of March 31, 2013, in addition to River Road’s allocated portion of the Opportunistic Equity Fund, James C. Shircliff, Henry W. Sanders III, and Thomas S. Forsha were responsible for the day-to-day management of certain other accounts, as follows:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Henry W. Sanders III, CFA
Registered Investment Companies	2	$1.1 billion	0	$0
Other Pooled Investment Vehicles	19	$1.6 billion	0	$0
Other Accounts	102	$2.1 billion	0	$0

Thomas S. Forsha, CFA
Registered Investment Companies	2	$1.1 billion	0	$0
Other Pooled Investment Vehicles	19	$1.6 billion	0	$0
Other Accounts	106	$2.1 billion	0	$0

James C. Shircliff, CFA
Registered Investment Companies	6	$2.0 billion	0	$0
Other Pooled Investment Vehicles	22	$1.7 billion	0	$0
Other Accounts	152	$3.2 billion	0	$0

Conflicts of Interest

The portfolio managers for the Fund manage multiple accounts, including the Fund.  The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account.  Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  The portfolio managers may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund.  River Road has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, including long only and long-short products, although there is no assurance that such policies and procedures will adequately address such conflicts.

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Portfolio Manager Compensation

Compensation for portfolio managers includes an annual fixed base salary and a potential performance-based bonus.  For portfolio managers with longer-term employment agreements (contractual arrangements), a portion of bonus compensation has been contractually determined at a fixed percentage of their base salary.  Henry W. Sanders, III and James C. Shircliff are contractual portfolio managers.

As of March 31, 2013, Mr. Sanders, Mr. Forsha, Mr. Shircliff did not own any shares of the Opportunistic Equity Fund.

Wellington Management Company, LLP (“Wellington Management”) is a sub-advisor to the Core Fixed Income Fund and a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  Wellington Management is an SEC-registered investment advisor.

Wellington Management’s allocated portion of the Core Fixed Income Fund’s portfolio is managed by a team led by Campe Goodman, CFA, Joseph F. Marvan, CFA and Lucius T. Hill, III.  As of March 31, 2013, in addition to Wellington’s allocated portion of the Core Fixed Income Fund, these individuals managed the following accounts:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Campe Goodman, CFA
Registered Investment Companies	12	$7.9 billion	0	$0
Other Pooled Investment Vehicles	10	$1.8 billion	0	$0
Other Accounts	55	$24 billion	1	$465 million

Joseph F. Marvan, CFA
Registered Investment Companies	12	$7.6 billion	0	$0
Other Pooled Investment Vehicles	9	$1.9 billion	0	$0
Other Accounts	56	$24 billion	1	$465 million

Lucius T. Hill, III
Registered Investment Companies	13	$23 billion	0	$0
Other Pooled Investment Vehicles	10	$3.1 billion	0	$0
Other Accounts	60	$45 billion	1	$465 million

Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Managers make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

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The Portfolio Managers or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management will receives for managing the Fund. Messrs. Goodman, Hill and Marvan also manage accounts which pay performance allocations to Wellington Management or its affiliates.  Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager.  Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Portfolio Manager Compensation

Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Sub-advisory Agreement between Wellington Management and Genworth Financial Wealth Management, Inc. on behalf of the Fund.  Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund. The following information is as of March 31, 2013.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients.  Wellington Management’s compensation of the Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm.  The base salary for the other Portfolio Manager is determined by the Portfolio Manager’s experience and performance in his role as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Managers’ manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Managers and generally each other account managed by the Portfolio Managers.  The Portfolio Managers’ incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Managers compared to the Barclays US Aggregate Bond Index over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period.  Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

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Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations.  Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors.  Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.  Messrs. Hill and Marvan are partners of the firm.

As of March 31, 2013, the portfolio managers did not own any shares of the Core Fixed Income Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), serves as a sub-advisor to the Core Fixed Income Fund.  BHMS’ allocated portion of the Core Fixed Income Fund’s portfolio is managed by a team led by David R. Hardin, John S. Williams, CFA, Deborah A. Petruzzelli, Scott McDonald, CFA and Mark C. Luchsinger, CFA.  In addition to the Core Fixed Income Fund, these individuals manage the following other accounts as of March 31, 2013:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
David R. Hardin
Registered Investment Companies	5	$426 million	0	$0
Other Pooled Investment Vehicles	2	$287 million	0	$0
Other Accounts	145	$11.1 billion	1	$757 million

John S. Williams, CFA
Registered Investment Companies	5	$426 million	0	$0
Other Pooled Investment Vehicles	2	$287 million	0	$0
Other Accounts	145	$11.1 billion	1	$757 million

Deborah A. Petruzzelli
Registered Investment Companies	5	$426 million	0	$0
Other Pooled Investment Vehicles	2	$287 million	0	$0
Other Accounts	145	$11.1 billion	1	$757 million

Scott McDonald, CFA
Registered Investment Companies	5	$426 million	0	$0
Other Pooled Investment Vehicles	2	$287 million	0	$0
Other Accounts	145	$11.1 billion	1	$757 million

Mark C. Luchsinger, CFA
Registered Investment Companies	5	$426 million	0	$0
Other Pooled Investment Vehicles	2	$287 million	0	$0
Other Accounts	145	$11.1 billion	1	$757 million

Conflicts of Interest

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by BHMS directors and third-parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another.  Allocation policies are designed to address potential conflicts in situations where two or more funds or Accounts participate in investment decisions involving the same securities.

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Portfolio Manager Compensation

In addition to base salary, all portfolio managers shares in a bonus pool that is distributed quarterly.  Portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation appliers with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager.  The portfolio managers’ compensation is not based on the pre-tax or after-tax performance of the Fund.

Growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profits.  The consistent, long-term growth in assets at any investment firm is, to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance.

Many of BHMS’s key investment personnel have a long-term compensation plan in the form of an equity interest in BHMS. Accordingly, BHMS’s key investment personnel share commensurately in the profits and losses of BHMS.

As of March 31, 2013, none of the portfolio managers owned any shares of the Core Fixed Income Fund.

Delaware Investments Fund Advisers (formerly known as Delaware Management Company) (“DIFA”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  DIFA is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is a registered investment advisor and a majority-owned subsidiary of Delaware Management Holdings, Inc.  Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.  Delaware Investments is a wholly owned subsidiary of Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services.

In addition to DIFA’s allocated portion of the Tax-Exempt Fixed Income Fund, portfolio managers Joseph R. Baxter, Stephen J. Czepiel and Gregory A. Gizzi were responsible for the day-to-day management of certain other accounts.  The following chart lists certain information about types of other accounts for which Mr. Baxter, Mr. Czepiel and Mr. Gizzi were responsible, as of March 31, 2013.  Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis.

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Joseph R. Baxter
Registered Investment Companies	16	$5.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	48	$2.9 billion	0	$0

Stephen J. Czepiel
Registered Investment Companies	16	$5.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	39	$2.9 billion	0	$0

Gregory A. Gizzi
Registered Investment Companies	16	$5.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	62	$3.1 billion	0	$0

Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Fund and the investment action for such other fund or account and the Fund may differ.  For example, an account or fund may be selling a security, while another account or the Fund may be purchasing or holding the same security.  As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund or account.  Additionally, the management of multiple other funds or accounts and the Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Fund.  A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund.  The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate.  DIFA has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

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A portfolio manager’s management of personal accounts also may present certain conflicts of interest.  While DIFA’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Portfolio Manager Compensation

Each portfolio’s manager’s compensation consists of the following:

Base Salary – Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus – Fixed Income – An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database.  The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors.  There is one pool for bonus payments for the fixed income department.  The pool is allotted based on subjective factors (50%) and objective factors (50%).  The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts.  For investment companies, each manager is compensated according to the Fund’s Lipper or Morningstar peer group percentile ranking on a one, three, and five-year basis, with longer-term performance more heavily weighted.  For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance and Callan Associates databases (or similar sources of relative performance data) on a one, three, and five-year basis, with longer term performance more heavily weighted.  There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile.  There is a sliding scale for investment companies that are ranked above the 50th percentile.  The remaining portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance.  Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan – Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010.

The Plan was adopted in order to: assist DIFA in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and DIFA; and provide such employees with incentives to expend their maximum efforts.  Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting.  The fair market value of the shares of Delaware Management Holdings, Inc., is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser.  Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

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Delaware Investments Notional Investment Plan -   A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of a portfolio of Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan -   A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie Group Limited (“Macquarie”) equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation – Portfolio managers may also participate in benefit plans and programs available generally to all employees.

As of March 31, 2013, the portfolio managers did not own any shares of the Tax-Exempt Fixed Income Fund.

Nuveen Asset Management, LLC (“NAM”), a sub-advisor of the Tax-Exempt Fixed Income Fund, provides investment management services to retail investors, high net-worth and institutional clients.  NAM is a subsidiary of Nuveen Investments, Inc. (“Nuveen”), which is indirectly owned by a holding company formed by equity investors led by Madison Dearborn Partners, LLC.

As of March 31, 2013, in addition to its allocated portion of the Tax-Exempt Fixed Income Fund, NAM’s portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Martin J. Doyle, CFA
Registered Investment Companies	1	$318 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	11,266	$9.7 billion	0	$0

John V. Miller, CFA
Registered Investment Companies	6	$13.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$458 million	0	$0

Michael J. Sheyker, CFA
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1,910	$1.6 billion	0	$0

Conflicts of Interest

NAM many manage multiple accounts with different investment objectives, guidelines and policies, and with different fee structures, which may give rise to actual or potential conflicts of interest.  NAM has adopted policies and procedures reasonably designed to detect and address various types of conflicts and serve to operate in a manner that is fair and equitable among its clients, including the Tax-Exempt Fixed Income Fund.  The various policies include, but are not limited to, are NAM’s trade allocation policies and procedures, designed to provide fair and equitable allocation among similar client accounts, and Nuveen’s Code of Ethics, designed to detect and prevent conflicts relating to personal trading and to ensure NAM effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.  NAM’s compliance monitors these policies for any violations or patterns of problematic behavior.

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Portfolio Manager Compensation

NAM’s philosophy is to provide competitive compensation relative to its industry.  Salaries and incentive compensation targets are reviewed annually, while periodic review is given to other benefit plans to ensure competitiveness.  Base pay is determined based upon an analysis of the incumbent’s general performance, experience, and market levels of base pay for such position.  Investment professionals are eligible for an annual cash bonus based on investment performance, qualitative evaluation and financial performance of NAM. Finally, investment professionals participate in various equity plans that are designed to attract and retain key employees.

Portfolio manager compensation consists primarily of base pay, an annual cash bonus and long-term incentive payments.

Base Pay. Base pay is determined based upon an analysis of the portfolio manager’s general performance, experience, and market levels of base pay for such position.

Annual cash Bonus.  NAM’s cash bonus program includes both subjective and objective criteria.  The subjective criteria weight for determining an incentive payment can range from 25% to 100% of the incentive, depending upon the role.  The objective criteria weight for determining an incentive payment can range from 0% to 75% of the incentive, depending upon the role.  The greater the ability to link investment performance to the role, the greater the weight given to that role for objective performance determination.  Such criteria may include 1, 3 or 5 year performance results, the weighting of which is distributed.  Emphasis is placed on sustained, long-term performance. The subjective portion of the cash bonus is based on a qualitative evaluation made by each investment professional’s supervisor taking into consideration a number of factors, including the investment professional’s team collaboration, expense management, support of personnel responsible for asset growth,  and his or her compliance with NAM’s policies and procedures.

Long-term incentive compensation.  Certain key employees of Nuveen and its affiliates, including certain portfolio managers, have received interests in the parent company of Nuveen which entitle their holders to participate in the appreciation in the value of Nuveen.

NAM’s equity plans are designed to reward participants for the financial performance of NAM over time. Equity awards are granted periodically and are subject to vesting over a three to five year period. These plans are designed to provide key personnel with strong incentives to remain with the firm and participate in its success.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

As of March 31, 2013, the portfolio managers did not own any shares of the Tax-Exempt Fixed Income Fund.

Distribution and Shareholder Servicing

Distributor and Sub-Distributor

Capital Brokerage Corporation (“Distributor”), an affiliate of the Advisor, located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), between the Trust on behalf of the Funds and the Distributor.  The Distribution Agreement has a one-year term and continues on a year-to-year basis provided that the agreement is approved in the manner required by the 1940 Act.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority.  Shares of each Fund are offered on a continuous basis.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute the Funds’ shares.  Neither the Funds nor the Advisor paid any commissions or other compensation to the Distributor during the Funds’ most recent fiscal year ended March 31, 2013.

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Distribution Plan

For Service Shares, the Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board.  The Plan authorizes payments by the Service Shares of the Funds in connection with the distribution of Fund shares at an annual rate of 0.25% of each of the Fund’s average daily net assets.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board, and for the purpose of providing certain services to existing shareholders.  Such activities typically include: services associated with the operation of the Genworth Financial Wealth Management investment platform (the “GFWM Platform”) through which the Funds are primarily distributed; advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of  sales and marketing materials; dissemination of prospectuses, annual and semi-annual reports; and capital or other expenses of the Distributor associated with the sale of shares of the Funds including equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one that a Fund may finance without the Plan, that Fund may also make payments to finance such activity outside of the Plan, and is not subject to the Plan’s limitations.  Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event may such payments exceed the maximum allowable fee.  It is therefore possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases each Fund’s expenses from what they would otherwise be.  A Fund may engage in joint distribution activities with other Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund’s net assets.

Rule 12b-1 requires that (i) the Board receive and review, at least quarterly, reports concerning the nature and qualification of expenses which are made; (ii) the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

For the fiscal year ended March 31, 2013, the following amounts were paid pursuant to the Distribution Plan:

	12b-1 Expenses Paid
Fund Name	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Payment to intermediaries	Compensation to sales personnel	Interest, carrying or other finance charges	Other
Large Cap Growth Fund	$0	$0	$0	$352,268	$0	$0	$0
Large Cap Value Fund	$0	$0	$0	$351,396	$0	$0	$0
Small/Mid Cap Core Fund	$0	$0	$0	$105,744	$0	$0	$0
World ex-US Fund	$0	$0	$0	$486,113	$0	$0	$0
Opportunistic Equity Fund	$0	$0	$0	$227,107	$0	$0	$0
Core Fixed Income Fund	$0	$0	$0	$919,158	$0	$0	$0
Tax-Exempt Fixed Income Fund	$0	$0	$0	$202,318	$0	$0	$0

The Advisor’s primary business is to operate the GFWM Platform, a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the GFWM Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMarkSM and GuidePathSM Funds are included among the many investment solutions made available through the GFWM Platform.

GFWM invests a portion of its revenues from operating the GFWM Platform back into the program in the form of allowances to certain participating financial advisors that utilize the platform.  Under its Business Development Allowance Program, qualifying representatives (“Financial Advisors”) of financial advisory firms (“Financial Advisory Firms”) are entitled to receive a quarterly business development allowance for reimbursement for qualified marketing/practice development expenses incurred by the individual Financial Advisor.  For the 2012 calendar year, participating Financial Advisors were reimbursed an average of $2,438.  Additionally, certain Financial Advisory Firms enter into marketing arrangements with GFWM whereby the Firms receive compensation and/or allowances in amounts based either upon a percentage of the value of new or existing Account assets of Clients referred to GFWM by Financial Advisors, or a flat dollar amount. These arrangements provide for the communication of GFWM’s service capabilities to Financial Advisors and their Clients in various venues including participation in meetings, conferences and workshops.  In addition to the fee reductions and/or allowances granted the financial advisory firm by GFWM, GFWM may agree to provide the financial advisory firm or its Financial Advisors with organizational consulting, education, training and marketing support.

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GFWM may sponsor annual conferences for participating Financial Advisory Firms and/or Financial Advisors designed to facilitate and promote the success of the GFWM Platform and its participating Financial Advisory Firms and/or Financial Advisors.  GFWM may offer portfolio strategists, investment managers and investment management firms, who may also be sub-advisors for the GuideMarkSM Funds, the opportunity to contribute to the costs of GFWM’s annual conference and be identified as a sponsor of a portion of the conference.  GFWM also may bear the cost of travel related expenses for certain Financial Advisors to attend GFWM’s annual conference, quarterly meeting, or to conduct due diligence visits to GFWM’s offices.  Financial Advisors may also receive discounted pricing on affiliate coaching programs, as well as other practice management related services.  GFWM may also offer credit incentives for customized marketing material. Certain Financial Advisors may be selected by GFWM to provide feedback on GFWM’s services, technology or other business processes for further improvement.  For their participation, these Financial Advisors may receive nominal compensation from GFWM.  In addition, GFWM may, from time to time, contribute to the costs incurred by participating Financial Advisory Firms in connection with conferences or other client events conducted by Financial Advisory Firms and their Financial Advisors.

The primary method of distributing the Funds is through the GFWM Platform, and the Advisor is responsible for all aspects of the operation of the GFWM Platform.  In addition, intermediaries facilitate the operation of the GFWM Platform by maintaining investor accounts, and providing back office, shareholder and recordkeeping services that enable investors to access the Funds and other funds.  Service Shares of the Funds pay Rule 12b-1 fees to the intermediaries, and the intermediaries, in turn, pay a negotiated portion of those fees back to the Advisor for services it provides in connection with the GFWM Platform, including: establishing and maintaining electronic communication channels with the intermediaries and the Funds’ transfer agent; processing investor transactions under relevant asset allocation models and packaging order information for delivery to the intermediaries; maintaining shareholder records; generating quarterly holdings, performance and account summary reports; and generally assisting in the operation of the GFWM Platform.  These types of negotiated payments are common among intermediaries and the managed account platform providers that use them.  The amounts paid to the Advisor are included in the column entitled “Payments to intermediaries” shown in the table above.

With the exception of payments to the Advisor in its capacity as the sponsor of the GFWM Platform as described above, no “interested person” of the Funds, as defined in the 1940 Act, and no Independent Trustee of the Trust has or had a direct or indirect financial interest in the Plan or any related agreement.

Shareholder Servicing

Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders.  Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

Each Fund paid the following shareholder servicing fees for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011:

Fund	2013	2012	2011
Large Cap Growth Fund	$103,165	$126,139	$118,698
Large Cap Value Fund	$102,957	$123,003	$112,916
Small/Mid Cap Core Fund	$29,608	$37,701	$24,307
World ex-US Fund	$136,112	$144,225	$162,353
Opportunistic Equity Fund*	$63,590	$89,178	N/A
Core Fixed Income Fund	$308,100	$306,563	$362,316
Tax-Exempt Fixed Income Fund	$64,743	$74,707	$120,104

*	The Opportunistic Equity Fund commenced operations on April 1, 2011 for Service Shares and April 29, 2011 for Institutional Shares.

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Service Providers

The Trust entered into a number of agreements whereby certain parties provide various services to the Funds.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent.  USBFS’ address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Funds; day-to-day administration of matters related to the existence of the Trust under state law (other than rendering investment advice); maintenance of its records; preparation, mailing and filing of reports; and assistance in monitoring the total number of shares sold in each state for “Blue Sky” purposes.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Funds’ registration statement under federal and state securities laws, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Funds’ expense accruals, and calculating the daily net asset value for each Fund from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions.

For the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011, the Trust paid the following amounts to USBFS for administrative services (excluding fund accounting or transfer agent services):

Fund	Administration Fee Paid
	2013	2012	2011
Large Cap Growth Fund	$65,859	$74,776	$75,258
Large Cap Value Fund	$70,379	$74,109	$70,747
Small/Mid Cap Core Fund	$30,061	$26,216	$15,481
World ex-US Fund	$96,405	$88,686	$95,209
Opportunistic Equity Fund*	$53,894	$53,007	N/A
Core Fixed Income Fund	$166,780	$167,883	$214,937
Tax-Exempt Fixed Income Fund	$31,056	$37,234	$72,791
*	The Opportunistic Equity Fund commenced operations on April 1, 2011 for Service Shares and April 29, 2011 for Institutional Shares.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds, as well as the Funds’ Foreign Custody Manager (“Custodian”), pursuant to a custody agreement between the Custodian and the Trust (“Custody Agreement”).  The Custodian is compensated for its services to the Trust by fees paid on a per transaction basis, and the Trust also pays certain of the Custodian’s related out-of-pocket expenses.  The Custodian’s address is Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

The Advisor provides certain administrative services to the Service Shares of the Funds, pursuant to an Administrative Services Agreement between the Trust and the Advisor, for which the Advisor receives a fee of 0.25% of the average daily net assets of the Services Shares of the Funds.  The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client investment policy statement for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares, including the transfer agent and custodian.

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The Administrative Services Agreement between the Trust and the Advisor entered into effect on March 31, 2011. For the fiscal years ended March 31, 2013 and March 31, 2012, the Trust paid the following amounts to the Advisor under the Administrative Services Agreement:

Fund	Administrative Services Fee Paid
	2013	2012
Large Cap Growth Fund	$352,268	$450,497
Large Cap Value Fund	$351,396	$439,299
Small/Mid Cap Core Fund	$105,744	$140,336
World ex-US Fund	$486,113	$515,088
Opportunistic Equity Fund*	$227,107	$318,493
Core Fixed Income Fund	$919,158	$1,021,875
Tax-Exempt Fixed Income Fund	$202,318	$233,460
*	The Opportunistic Equity Fund commenced operations on April 1, 2011 for Service Shares and April 29, 2011 for Institutional Shares.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of an Anti-Money Laundering Compliance Officer, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

The Board has delegated implementation of certain elements of the AML Program to each Fund’s omnibus account holders, also known as intermediaries.  Procedures to implement the AML Program include, but are not limited to, a determination by the Board that each Fund’s omnibus account holders have established proper anti-money laundering procedures, the omnibus account holders are reporting suspicious and/or fraudulent activity, and the omnibus account holders are performing a complete and thorough review of all new opening accounts.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Codes of Ethics

The Trust, the Advisor, the Distributor and each sub-advisor have adopted codes of ethics that govern the personal securities transactions of their respective personnel.  Pursuant to each such code of ethics, their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust), subject to certain conditions.

Proxy Voting Guidelines

Federal law requires the Trust and each of its investment advisor and sub-advisor to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.  The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.  Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 800-352-9910 and (2) on the SEC’s website at http://www.sec.gov.

Valuation of Shares

Shares of each Fund are sold on a continuous basis at the net asset value (“NAV”) per share next computed following acceptance of an order by the Fund.  Each Fund’s NAV per share for the purpose of pricing purchase and redemption orders is generally determined at 4:00 p.m. Eastern time on each day the Fund is open as determined by the Board.  The Funds are generally open on the same days that the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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The NAV per share of a class of a Fund is calculated by adding the value of all assets of the Fund attributable to that share class, deducting all liabilities of the Fund attributable to that share class, and dividing by the number of outstanding shares of that share class of the Fund, the result being adjusted to the nearest cent.  Due to the fact that different expenses are charged to the Institutional and Service shares of the Funds, the NAV of the two classes of a Fund may vary.

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the last quoted sale price on each business day (defined as days on which the Funds are open for business (“Business Day”)).  Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ Official Closing Price on each Business Day.  If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the mean between the most recent quoted bid and asked price.  Price information on listed securities is taken from the exchange where the security is primarily traded.

Information about the market value of each portfolio security may be obtained by the Advisor from an independent pricing service.  The pricing service relies primarily on prices of actual market transactions as well as trader quotations.  However, the pricing service may use a matrix system to determine valuations of fixed income securities.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

U.S. government and agency securities are valued at the mean between the most recent bid and asked prices.  Other fixed-income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed-income securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which approximates market value and involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances), assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.  During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a comparable computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.  Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company solely utilizing market values, and existing shareholders in the Fund would experience a lower yield.  The converse would apply during a period of rising interest rates.

Options traded on an exchange are valued at the last reported sale price on the exchange on which the option is traded.  If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.  Futures contracts are valued at the daily quoted settlement prices.  Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using procedures and methods determined by the Board.

Purchase and Redemption of Shares

The purchase and redemption price of shares is the NAV next calculated after receipt of an order in proper form.  As described in the Funds’ Prospectus, financial institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with the Funds’ transfer agent (or their authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders or that could adversely affect the Fund or its operations.

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It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash.  Shareholders may incur subsequent brokerage charges on the sale of any such securities so received in payment of redemptions.  A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Trust redeemed.

Certain affiliates of the Advisor that are investors in Service Shares of a Fund have a right to exchange their Service Shares for Institutional Shares of the same Fund because for those entities the distribution and administrative service fees paid for the Services Shares are not warranted in light of the nature of the investor and the lack of sales and administrative activity associated with such investments.

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for business.  The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit.  The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Distributor and/or the Custodian are not open for business.

Portfolio Transactions

Assets of a Fund are invested by the Advisor and the sub-advisors in a manner consistent with the Fund’s investment objectives, strategies, policies and restrictions, as well as with any instructions the Board may issue from time to time.  Within this framework, the Advisor and sub-advisors are responsible for making all determinations as to the purchase and sale of portfolio securities for a Fund, and for taking all steps necessary to implement securities transactions on behalf of a Fund.  When placing orders, the Advisor and sub-advisors will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.

The Funds have no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities.  The Advisor may, from time to time, request that sub-advisors direct trades to certain brokers that provide favorable commission rates, subject to the sub-advisor’s obligation to obtain best execution.  The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with SEC regulations.

For securities traded in the over-the-counter markets, the Advisor or sub-advisors deal directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Advisor or sub-advisors negotiate commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Advisor or sub-advisors generally seek reasonably competitive commission rates, a Fund does not necessarily pay the lowest commissions available.  The Board periodically reviews the commission rates and the allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the sub-advisors.  The commissions on such brokerage transactions with investment research or services may be higher than another broker might have charged for the same transaction in recognition of the value of research or services provided.  Such research or services include advice, both orally and in writing, as to:  the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  In addition, for the Advisor, such research or services may include advice concerning the allocation of assets among sub-advisors and the suitability of sub-advisors.  To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Advisor or sub-advisor, the Advisor or sub-advisor receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.  Such research or services provided by a broker-dealer through whom the Advisor or a sub-advisor effects securities transactions for a Fund may be used by the Advisor or sub-advisor in servicing all of its accounts.  In addition, the Advisor or sub-advisor may not use all of the research and services provided by such broker-dealer in connection with the Fund.

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The Trust may also enter into arrangements, commonly referred to as “brokerage/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of a Fund’s custodian, administrative or transfer agency fees, and in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker.  The sub-advisor, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Advisor or sub-advisor.  If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts.  The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The brokerage commissions paid by the Funds for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011, were as follows:

	Total Brokerage Fees Paid

Fund*	2013	2012	2011
Large Cap Growth Fund	$59,866	$129,398	$135,168
Large Cap Value Fund	$90,727	$132,559	$44,658
Small/Mid Cap Core Fund	$214,959	$292,753	$74,429
World ex-US Fund	$484,570	$766,353	$256,983
Opportunistic Equity Fund*	$129,461	$201,629	N/A
Core Fixed Income Fund	$4,058	$9,270	$12,526
Tax-Exempt Fixed Income Fund	$0	$0	$0
*	The Opportunistic Equity Fund commenced operations on April 1, 2011 for Service Shares and April 29, 2011 for Institutional Shares.

For the fiscal year ended March 31, 2013, the Funds paid the following brokerage commissions to brokers who also provided research services.  The dollar values of the securities traded for the fiscal year ended March 31, 2013 are also shown below:

	Commissions Paid for Soft- Dollar Arrangements	Dollar Value of Securities Traded
Fund
Large Cap Growth Fund	$6,142	$26,701,199
Large Cap Value Fund	$26,186	$32,797,694
Small/Mid Cap Core Fund	$136,052	$209,594,299
World ex-US Fund	$116,491	$252,066,536
Opportunistic Equity Fund	$10,990	$13,557,295
Core Fixed Income Fund	$0	$0
Tax-Exempt Fixed Income Fund	$0	$0

The SEC requires the Trust to provide certain information for those Funds that held securities of their regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.  The following tables identify, for each applicable Fund, those brokers or dealers and the value of the Fund’s aggregate holdings of the securities of each such issuer as of the fiscal year ended March 31, 2013.

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Large Cap Growth Fund
Broker-Dealer	Aggregate Value
Bank of America Corporation	$2,934,308
J.P. Morgan Chase	$1,584,737

Large Cap Value Fund
Broker-Dealer	Aggregate Value
Citigroup Inc.	$4,308,091
J.P. Morgan Chase	$4,242,924
Bank of America Corporation	$3,448,158

World ex-US Fund
Broker-Dealer	Aggregate Value
UBS AG	$2,282,256
Barclays	$2,256,841
Credit Suisse GP	$931,256

Core Fixed Income Fund
Broker-Dealer	Aggregate Value
Citigroup Inc.	$3,818,790

The Funds not included in the tables above did not hold securities of their regular brokers or dealers, as of March 31, 2013.

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor or sub-advisors, investment considerations warrant such action.  The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  For the fiscal years ended March 31, 2013 and March 31, 2012, the Funds had the following portfolio turnover rates:

	Portfolio Turnover Rates
Fund	2013	2012
Large Cap Growth Fund	60.92%	126.61%
Large Cap Value Fund	27.02%	95.12%
Small/Mid Cap Core Fund	143.14%	245.95%
World ex-US Fund	75.34%	164.90%
Opportunistic Equity Fund*	78.58%	91.59%
Core Fixed Income Fund	213.80%	427.36%
Tax-Exempt Fixed Income Fund	30.36%	38.80%
*	The Opportunistic Equity Fund commenced operations on April 1, 2011 for Service Shares and April 29, 2011 for Institutional Shares.

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Core Fund, World ex-US Fund, and Core Fixed Income Fund each experienced a significant decrease in their respective portfolio turnover rates from the fiscal year ended March 31, 2012 to the fiscal year ended March 31, 2013.  This decrease is primarily due to the same sub-advisors having managed the Funds throughout the fiscal year ended March 31, 2013 as opposed to the fiscal year ended March 31, 2012, during which a change in sub-advisors resulted in a repositioning of each Fund’s portfolio.

Taxes

The information discussed in this section applies generally to all of the Funds, but is supplemented or modified below under the subheading, “Taxation of Fund Distributions – Tax-Exempt Fixed Income Fund.”

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The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●
Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●
Income Requirement— the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●
Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.  In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

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The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate  may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of capital gains” below.  For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes.  See, “Non-U.S. Investors –Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss.  Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.  Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

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	Capital losses expiring:
				Indefinite
	3/31/17	3/31/18	3/31/19	Short Term	Long Term
Large Cap Growth Fund	$—	$58,944,515	$—	$—	$—
Large Cap Value Fund	23,475,667	146,948,668	—	—	—
Small/Mid Cap Core Fund	11,195,066	12,866,943	—	—	—
World ex-US Fund	63,053,726	139,582,037	—	2,504,250	5,502,519
Opportunistic Equity Fund	—	—	—	6,107,898	—
Core Fixed Income Fund	—	—	—	—	—
Tax-Exempt Fixed Income Fund	1,973,444	2,354,785	—	—	—

Deferral of late year losses.  The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below).  A "qualified late year loss" includes:

1.	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
2.
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income  (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year.  Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31.  Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

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Foreign income tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income.  The Fund receives ordinary income generally in the form of dividends and/or interest on its investments.  The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.  In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, “—Qualified dividend income for individuals” and “—Dividends-received deduction for corporations”

Distributions of capital gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions —Investments in U.S. REITs” below).

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

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Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities.  At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits.  If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.  The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  See, “Tax Treatment of Portfolio Transactions – Securities lending” below.

Tax credit bonds.  If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

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U.S. government securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax.  The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  Net investment income does not include exempt-interest dividends.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Taxation of Fund Distributions – Tax-Exempt Fixed Income Fund.  The Fund intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund's taxable year at least 50% of the Fund's total assets consists of Municipal Securities, which are exempt from federal income tax.

Exempt-interest dividends. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences as discussed below.

Distributions of ordinary income and capital gains. Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable.  However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed above under “Taxation of Fund Distributions.”

Alternative minimum tax— private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain “private activity” Municipal Securities issued after August 7, 1986 generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers.  However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT.  In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue, must be included in adjusted current earnings which are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT.

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Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes.  Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a Municipal Security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued.  In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. Your broker-dealer or other financial intermediary (such as a bank or financial advisor) (collectively, “broker-dealers”) is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known (referred to as “covered shares”) and which are disposed of after that date.  However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.  Your broker-dealer will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS.  However your broker-dealer is not required to, and in many cases, does not possess the information to take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the broker-dealer and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.  Please contact your broker-dealer with respect to reporting of cost basis and available elections for your account.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

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Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. However, under the RIC Mod Act, this rule will not apply to any loss incurred on a redemption or exchange of shares of a tax-free money market fund or other fund that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period begins after December 22, 2010.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under  “Investment Policies and Associated Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a  fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

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The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election.  If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

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Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

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These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs.   For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.  Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP.  Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Investments in commodities —structured notes, corporate subsidiary and certain ETFs.  Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund.”  Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this Statement of Additional Information, the IRS has suspended the issuance of any further private letter rulings pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity index-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement.  If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Securities lending.  While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

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Investments in convertible securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in securities of uncertain tax character.   A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

●	provide your correct social security or taxpayer identification number,
●	certify that this number is correct,
●	certify that you are not subject to backup withholding, and
●	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund.  Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Exempt-interest dividends.  In general, exempt-interest dividends reported by the Fund to shareholders as paid from net tax-exempt income are not subject to U.S. withholding tax.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.  After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-related dividends.  With respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property.  The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

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●
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and  U.S. real property holding corporations, and

●	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
●
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

●
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Fund before January 1, 2014 (unless such provision is extended or made permanent).  After such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”).  Under FATCA, the relevant withholding agent may be required to withhold 30% of: (a) income dividends paid after December 31, 2013 and (b) certain capital gains distributions and the proceeds of a sale of shares paid after December 31, 2016 to (i) a foreign financial institution (“FFI”) unless the FFI becomes a “participating FFI” by entering into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) and thereby agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements.  The U.S. Treasury has negotiated intergovernmental agreements with certain countries and is in various stages of negotiations with a number of other foreign governments with respect to one or more alternative approaches to implement FATCA, which alter in certain respects the rules described above. These requirements are different from, and in addition to, the U.S. tax certification rules described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

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Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Performance Information

The Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available.  Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors.  Unmanaged indices often do not reflect deductions for administrative and management costs and expenses.  The performance of the Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  Any performance information, whether related to the Funds or to the Advisor, should be considered in light of a Funds’ investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

Independent Registered Public Accounting Firm

KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the Funds’ independent registered public accounting firm, whose services include audit of the Funds’ financial statements and the performance of other related audit and tax services.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Funds’ legal counsel.

Financial Statements

The 2013 Annual Report for the Funds for the fiscal period ended March 31, 2013 is a separate document than this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

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Appendix A

Standard & Poor’s® (“S&P®”) Corporate Bond Rating Definitions

AAA-Debt rated “AAA” has the highest rating assigned by S&P®. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated “BB,” “B,” “CCC” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating “CI” is reversed for income bonds on which no interest is being paid.

D-Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service©, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated “Aa” are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated “A” possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are “Ba” are judged to have speculative elements; their future cannot be considered well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

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B-Bonds which are rated “B” generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated “Caa” are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are “Ca” represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch, Inc.© Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

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Appendix B

The following information is a summary of the proxy voting guidelines for the Advisor and the sub-advisors.

GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
GPS Funds I

I	BACKGROUND

In accordance with Rule 206(4)-6 under the Advisers Act, a registered investment adviser should adopt and implement written policies and procedures reasonably designed to ensure that it is voting proxies in the best interest of its clients, describe how material conflicts that arise between the investment adviser and clients are resolved, disclose how clients may obtain information on how the investment adviser voted proxies, and describe its proxy voting procedures and furnish a copy upon request.  Furthermore, Rule 204-2 requires certain books and records related to proxy voting to be maintained by the investment adviser.

II	POLICY

GFWM owes each client duties of care and loyalty with respect to the services undertaken for them, including the voting of proxies. In those circumstances where GFWM will be voting proxies of portfolio securities held directly by a client, GFWM, guided by general fiduciary principles, will act prudently and solely in the best interest of its clients.  GFWM will attempt to consider all factors of its vote that could affect the value of its investments and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder value.

If the account is invested in a GFAM Investment Solution or invested in Private Client Group (“PCG”) accounts custodied at Genworth Financial Trust Company (“GFTC”), an affiliated trust company, the client designates GFAM as its agent to vote the proxies on securities in the account.  GFAM may consult with the Investment Management Firm who recommended the security for their recommendation on the manner in which to vote the proxy.  PCG clients retain the right to vote proxies if their account is held at Schwab.  If the client account is invested in a MF, ETF or VA investment solution under the Referral Model, GFWM, through its Investment Strategies Group (“ISG”) will vote proxies on behalf of clients.

If the account is invested in a CMA or a third party IMA Investment Solution, the client designates the applicable Investment Management Firm as its agent to vote proxies on securities in the account. However, the client retains the right to vote proxies and may do so by notifying GFWM in writing of the desire to vote future proxies.

The designation of GFAM, the Investment Management Firm, or the client to vote proxies may not apply to securities that may have been loaned pursuant to a securities lending arrangement.

For the sub-advised proprietary mutual funds, GFWM generally has contractually delegated each Fund's proxy voting authority to its respective Sub-Advisor(s), as applicable.  The Compliance group monitors proxy voting activities of GFWM and the Sub-Advisors to ensure compliance with underlying proxy voting guidelines; coordinates the preparation of the annual Form N-PX filing; and performs an annual review of the Funds’ proxy voting program to confirm that review, monitoring and filing processes are satisfied.  GFWM will review each Sub-Advisor's proxy voting guidelines to ensure that they meet the standards set forth from time to time by the SEC.  GFWM will report to the Boards at least annually regarding the compliance of GFWM’s proxy voting guidelines and each Sub-Advisor's proxy voting guidelines with such SEC standards, including the procedures that GFWM and each Sub-Advisor uses when a vote presents a conflict between the interests of Fund shareholders and those of GFWM or the Sub-Advisor, respectively.  The Sub-Advisors shall report to GFWM on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved.  GFWM shall provide such reports to the Board at the next regular meeting of the Board after such reports were received from the Sub-Advisors.  GFWM will also report to the Board at least annually on any conflicts of interest that arose from its own proxy votes and how such conflicts were resolved.

In the instance of the Trusts held in client accounts under the Referral Model, GFTC will vote 100% of the shares it holds in custody for GFWM clients in the proportion of the votes received from beneficial shareholders whose shares GFTC holds in custody. This is known as “mirror voting.”

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III	RESPONSIBILITY

GFAM and ISG are responsible for monitoring the votes cast by the independent proxy voting service. For paper proxies received on mutual funds held in the Referral Model accounts (other than GFAM investment solutions), ISG is responsible for voting these proxies.  For paper proxies received on mutual funds held in the GFAM investment solutions, GFAM is responsible for voting these proxies.  On an annual basis both managers of GFAM and ISG will certify that they have voted in a manner consistent with their fiduciary duties to their clients.

The Compliance group is responsible for overseeing and monitoring compliance with the Proxy Voting Policy.  To this end, Compliance will verify that proxies are voted in accordance with the policy and in a timely manner, by sampling proxies voted on a periodic basis.

IV	PROCEDURES

Use of Independent Proxy Voting Service
For certain holdings in client accounts, GFWM has contracted with Glass Lewis & Co. (“GL”) to vote proxies on its behalf and has adopted the GL Proxy Paper Policy Guidelines.  Under this arrangement, GL is contracted to vote all proxies according to the adopted guidelines, and is charged with ensuring timely votes. These guidelines outline in detail the method for determining how to vote, and are found in Exhibit A to this Manual.  Under this arrangement, GL will generally vote all securities that are eligible to be voted using the Broadridge ProxyEdge system. This arrangement only includes securities where the custodian or transfer agent can be instructed to deliver proxies directly to the ProxyEdge system. Securities exempted are generally those not custodied or sub-custodied at a broker-dealer or at any transfer agent for the Trusts, such as mutual fund shares that are held in omnibus accounts directly with a mutual fund family. For such securities, GFWM will vote these shares directly and not use the ProxyEdge system, but will generally follow the GL guidelines, unless GFWM is provided with direction from third party Investment Management Firms, as noted below.

GFWM retains the authority, in its discretion, to override any votes cast by GL. Because GFAM relies on third party Investment Management Firms to provide individual securities selections for investments in its client accounts, these firms may provide direction on how to vote proxies. When GFAM receives specific instructions, GFAM is likely to override the vote cast by GL, if it is different than the GL recommendation. Similarly, it is possible that GFWM’s ISG department may receive guidance from Investment Management Firms that act as portfolio strategists on voting securities in Referral Model accounts utilizing their model strategies. In such cases, ISG may also choose to override the vote cast by GL, if it is different than the GL recommendation.  Documentation of the override will be retained.

GL’s guidelines outline GFWM’s duties to clients when voting proxies. GFWM is responsible in certain circumstances to ensure its fiduciary duties are exercised appropriately.

Summarized Proxy Voting Guidelines
These summarized guidelines apply to proxies received through ProxyEdge, as well as outside of the ProxyEdge system.

1. Duty of Care
GL’s proxy policy ensures the monitoring of corporate events and the voting of client proxies.  As noted above, in certain instances GFWM will vote shares directly but generally follow GL guidelines.  However, there may be instances when it is in the best interests of the client to refrain from voting (such as when GFWM determines that the cost of voting exceeds the expected benefit to the client).

2.  Duty of Loyalty
GFWM, with assistance from GL, will ensure proxy votes are cast in a manner consistent with the best interests of the client. GFWM and/or GL will use the following process to address conflicts of interest: a) identify potential conflicts of interest; b) determine which conflicts, if any, are material; and c) establish procedures to ensure that GFWM’s voting decisions are based on the best interests of clients and are not a product of the conflict.

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a)    Identify Potential Conflicts of Interest.
Conflicts of interest may occur due to business, personal or family relationships. Potential conflicts may include votes affecting GFWM or its affiliates. An example of a potential conflict would be the solicitation of proxies to vote on the approval of a 12b-1 plan for a mutual fund in which GFWM client assets are invested when that fund, or a service provider to that fund, pays, or may potentially pay, administrative service fees to GFWM’s affiliate, GFTC. Another potential conflict of interest may be for GFWM to cast a vote for a proxy issued by the GPS Funds, since it directly manages the fund of funds, or for GFWM to cast a vote for a proxy issued by the Altegris Funds, since these funds are managed by an affiliate of GFWM.

b)    Determine which Conflicts are Material.
A “material” conflict should generally be considered as one that is reasonably likely to be viewed as important by the average shareholder. For example, an issue may not be viewed as material unless it has the potential to affect at least 1% of an advisor’s annual revenue.

c)    Establish Procedures to Address Material Conflicts.
GFWM has established multiple methods to address voting items it has identified as those in which it has a material conflict of interest.

●	Use an independent third party to recommend how a proxy presenting a conflict should be voted or authorize the third party to vote the proxy. GFWM’s use of GL facilitates this process.
●	Refer the proposal to the client and obtain the client’s instruction on how to vote.
●	Disclose the conflict to the client and obtain the client’s consent to GFWM’s vote.

3.  Additional Considerations
GFWM may have different voting policies and procedures for different clients and may vote proxies of different clients differently, if appropriate in the fulfillment of its duties.

Voting differently for crossheld Mutual Funds and ETFs in Referral Model accounts and GFAM investment solutions.

In certain cases, a situation may arise where GFAM or ISG may determine to vote contrary to GL’s vote due to guidance received from an Investment Management Firm. In such an event, the appropriate staff of either department will access the ProxyEdge system and override the votes attributable to that department’s strategies only, leaving the other shares voted pursuant to the GL guidelines. In this manner, the votes may be split, as provided for above. The department making the change will document the decision and retain these records in accordance with the books and records requirements of the Advisers Act.

Proxy Voting Involving GuidePath Fund of Funds
Certain Funds advised by GFWM operate as a "fund of funds" (“FOFs”) by investing their assets in exchange-traded securities of other investment companies and other open-end investment companies. Additionally, the FOFs invest in funds that are proprietary to GFWM or to its affiliates, such as the GuideMark Funds or the Altegris Funds (“Underlying Proprietary Funds”). Proxy voting described in this section refers to the GuidePath FOFs.

1.      Voting Proxies of Underlying Funds

a)      Where a FOFs is not the Sole Shareholder of the Underlying Fund
If a FOFs is not the Sole Shareholder of the Underlying Proprietary Fund and there is no material conflict of interest, GFWM will vote proxies relating to shares of the Underlying Proprietary Fund in the same proportion as the vote of all other holders of such Underlying Proprietary Fund shares.

Note:  The Participation Agreements entered into by a FOFs to take advantage of certain Section 12 exemptive relief requires that if, as a result of a decrease in an Underlying Fund’s outstanding shares, a FOFs’ Advisory Group1 or any FOFs’ Sub-Advisory Group2, each in the aggregate, becomes a holder or beneficial owner of more than 25% of the outstanding shares of an Underlying Fund, a FOFs’ Advisory Group or a FOFs’ Sub-Advisory Group, as applicable, will vote its shares of the Underlying Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

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b)      Where a FOFs is the Sole Shareholder of the Underlying Fund
In the event that one or more FOFs are the sole shareholders of an Underlying Fund, GFWM or the Sub-Advisor(s) to GuidePath Funds will vote proxies relating to the shares of the Underlying Proprietary Fund as set forth below unless the Board elects to have a FOF seek voting instructions from the shareholders of a FOF in which case a FOF will vote proxies relating to shares of the Underlying Proprietary Fund in the same proportion as the instructions timely received from such shareholders.

●	Where Both the Underlying Fund and a FOFs are Voting on Substantially Identical Proposals
In the event that the Underlying Proprietary Fund and a FOFs are voting on substantially identical proposals (the “Substantially Identical Proposal”), then GFWM or the Sub-Advisor(s) of GuidePath Funds will vote proxies relating to shares of the Underlying Proprietary Fund in the same proportion as the vote of the shareholders of a FOFs on the Substantially Identical Proposal.

1.	Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By a FOFs

o	Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) Relating to the Proposal
In the event that a FOFs is voting on a proposal of the Underlying Proprietary Fund and a FOFs is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Proprietary Fund and GFWM or the Sub-Advisor(s) relating to the Proposal, then GFWM or the Sub-Advisor(s) will vote proxies relating to the shares of the Underlying Fund pursuant to their respective Proxy Voting Procedures.

o	Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) Relating to the Proposal

In the event that a FOFs is voting on a proposal of the Underlying Proprietary Fund and a FOFs is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Proprietary Fund and GFWM or the Sub-Advisor(s) relating to the Proposal, then a FOFs will seek voting instructions from the shareholders of a FOFs on the proposal and will vote proxies relating to shares of the Underlying Proprietary Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which GFWM or a Sub-Advisor, or one of their affiliates, has a material economic interest.

1	A “FOFs’ Advisory Group” consists of GFWM and any person controlling, controlled by, or under common control with GFWM, and any investment company and any issuer that would be an investment company but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act that is advised by GFWM or any person controlling, controlled by, or under common control with GFWM.
2	A “FOF’s Sub-Advisory Group” consists of any subadvisor to a FOF, any person controlling, controlled by, or under common control with such subadvisor, and any investment company or issuer that would be an investment company but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (or portion of such investment company or issuer) advised by such subadvisor or any person controlling, controlled by or under common control with such subadvisor

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Disclosure Requirements
In addition to implementing these policies regarding the voting of proxies, GFWM shall also provide clients with a concise summary of its Proxy Voting Policy and, upon request, provide clients with a copy of this Policy. It is anticipated that GFWM will usually provide clients with the summary of its Policy by delivery of its Rule 204-3 disclosure document, Form ADV Part 2A and Appendix 1, as applicable to the services provided the client. This concise summary will also disclose how clients may obtain information about how GFWM voted their securities.

Record Keeping Requirements
GFWM will retain the following types of records relating to proxy voting:
1.	This Proxy Voting Policy and all amendments thereto, as well as the GL guidelines.
2.
Proxy statements received for client securities.  GFWM may rely on proxy statements filed on EDGAR instead of keeping copies or, if applicable, rely on statements maintained by a proxy voting service provided that GFWM has obtained an undertaking from the service that it will provide a copy of the statements promptly upon request.

3.
Records of votes cast on behalf of clients by GFWM or GL.  GFWM relies on the records of proxy voted pursuant to GL’s recommendations as maintained in ProxyEdge.  The records of votes cast shall also include documentation of any GFAM or ISG overrides of a GL recommendation.

4.	Any document prepared by GFWM that is material to making a proxy voting decision or that memorialized the basis for that decision.

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Wellington Management Company, LLP
Summary of Proxy Voting Policies
Sub-Advisor to the Large Cap Growth Fund and
the Core Fixed Income Fund

The Fund for which Wellington Management Company, LLP (“Wellington Management”) serves as sub-adviser has granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policy and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of the firm’s Global Proxy Policy and Procedures. The Corporate Governance Group within Wellington Management’s Investment Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund’s portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.

Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

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Barrow, Hanley, Mewhinney & Strauss, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the Large Cap Value Fund and
the Core Fixed Income Fund

For clients who so elect, BHMS has the responsibility to vote proxies for portfolio securities consistent with the best economic interests of the beneficial owners.  BHMS maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting and makes appropriate disclosures about the Firm's proxy policies and procedures to clients.  BHMS provides information to clients about how their proxies were voted and retains records related to proxy voting.

To assist in the proxy voting process, BHMS retains the services of Glass Lewis & Co. to provide research on corporate governance, financial statements, business, legal and accounting risk and supplies proxy voting recommendations.  Glass Lewis also provides proxy execution, record keeping, and reporting services.

BHMS has implemented a Proxy Oversight Committee to organize, review and evaluate the data and recommendations and manage the voting process to completion.

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Pyramis Global Advisors, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the Small/Mid Cap Core Fund and
The World ex-US Fund

I.	General Principles

A.
Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies' relationship, business or otherwise, with that portfolio company.

B.
FMR Investment Proxy Research votes proxies on behalf of Pyramis’ clients. Like other Pyramis employees, FMR Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Pyramis’s clients, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, FMR Investment Proxy Research employees, like other Pyramis employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity’s corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis and its customers.

C.	Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D.	Non-routine proposals will generally be voted in accordance with the Guidelines.

E.
Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to Pyramis’ Senior Compliance Officer or his designee.

F.
Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G.
Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.
In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I.
Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

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II.	Definitions (as used in this document)

A.
Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B.
Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.	Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.	Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.	Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F.
Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G.	Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

H.	Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

I.	Micro-Capitalization Company - a company with market capitalization under US $300 million.

J.	Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.	Directors

A.	Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.
An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.	The Poison Pill includes a Sunset Provision of less than five years;

b.	The Poison Pill includes a Permitted Bid Feature;

c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

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2.
The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Pyramis to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3.
Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.
Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5.	To gain Pyramis’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6.
The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7.	The board is not composed of a majority of independent directors.

B.	Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C.	Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D.	Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV.	Compensation

A.	Executive Compensation

1.	Advisory votes on executive compensation

a.
Pyramis will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

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b.      FMR will generally vote against proposals to ratify Golden Parachutes.

2.	Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B.	Equity award plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.
(a) The company’s average three year burn rate is greater than 1.5 % for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the burn rate is acceptable.

2.
In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3.	The plan includes an Evergreen Provision.

4.	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.	Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.	The company's relative performance compared to other companies within the relevant industry or industries;

4.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.	Employee Stock Purchase Plans

Pyramis will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing “best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E.	Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

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F.	Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.	Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A .	The Poison Pill includes the following features:

1.	A Sunset Provision of no greater than five years;

2.	Linked to a business strategy that is expected to result in greater value for the shareholders;

3.	Requires shareholder approval to be reinstated upon expiration or if amended;

4.	Contains a Permitted Bid Feature; and

5.	Allows Pyramis accounts to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B.	An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.	It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of a proposal to eliminate an Anti-Takeover Provision unless:

D.
In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E.
In the case of shareholder proposals regarding shareholders’ right to call special meetings, Pyramis generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F.
In the case of proposals regarding shareholders’ right to act by written consent, Pyramis will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI.	Capital Structure / Incorporation

A.	Increases in Common Stock

Pyramis will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.	New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C.	Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

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D.	Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E.	Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company’s current and proposed governing documents. Pyramis will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.	Shares of Investment Companies

A.
If applicable, when a Pyramis account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). Pyramis may choose not to vote if “echo voting” is not operationally feasible.

B.
Certain Pyramis accounts may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by FMR or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII.	Other

A.	Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no client or group of clients has acquired control of such organization.

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Westfield Capital Management Company, L.P.
Summary of Proxy Voting Policies
Sub-Advisor to the Opportunistic Equity Fund

Westfield has contracted with Institutional Shareholder Services (the “vendor”) to assist in the proxy voting process, as well as to provide corporate governance research. Westfield utilizes the vendor’s platform to manage and maintain documentation to substantiate the manner in which Westfield votes. Westfield utilizes the ISS Proxy Voting Guidelines which are available on Westfield’s website (www.westfieldcapital.com). Westfield will vote proxies in accordance with the written guidelines unless the security analyst covering the company believes that following the guidelines would not be in the Fund’s best interests.

If a conflict of interest should arise when voting proxies, it is reviewed by the Compliance team and if necessary, also by Westfield’s Operating and Risk Management Committee. In such instances, Westfield will vote proxies in line with the vendor’s recommendations.

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Diamond Hill Capital Management, Inc.
Proxy Voting Policy, Procedures and Guidelines
Sub-Advisor to the Opportunistic Equity Fund

Rule 206(4)-6   under the Investment Advisers Act of 1940, as amended  (the “Act”), make it a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill its responsibilities under the Act, Diamond Hill Capital Management, Inc. (hereinafter “we” or “us” or “our”) has adopted the following Proxy Voting Policy, Procedures and Guidelines (the “Proxy Policy”) with regard to companies in our clients’ investment portfolios.

Key Objective

The key objective of our Proxy Policy is to maximize the value of the securities held in our clients’ portfolios. These policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors. While ordinary business matters are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, we also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability. Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency. Each company should provide timely disclosure of important information about its business operations and financial performance to enable investors to evaluate the company’s performance and to make informed decisions about the purchase and sale of the company’s securities.

Decision Methods

Clients may retain the right to vote on shareholder proposals concerning stocks that we have bought on the client’s behalf.  This is a perfectly reasonable request and we will not be offended if a client chooses to vote the shares.  In addition, we will not vote the proxy for shares held in a client’s account where we do not have investment authority over the shares.  The client can instruct the custodian to forward proxy materials from these issuers directly to the client for voting.  Where clients have voting authority we encourage them to exercise their right by conscientiously voting all the shares owned.

Our recommendation, however, is that clients delegate the responsibility of voting on shareholder matters to us.  Many clients recognize that good corporate governance and good investment decisions are complementary.  Often, the investment manager is uniquely positioned to judge what is in the client’s best economic interest regarding shareholder proposals.  Additionally, we can vote in accordance with a client’s wishes on any individual issue or shareholder proposal.  Personally, we might believe that implementation of this proposal will diminish shareholder value, but the vote will be made in the manner the client directs.   We believe clients are entitled to a statement of our principles and an articulation of our process when we make investment decisions and similarly, we believe clients are entitled to an explanation of our voting principles, as both ultimately affect clients economically.

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We have developed the guidelines outlined below to guide our proxy voting.  In addition, we generally believe that the investment professionals involved in the selection of securities are the most knowledgeable and best suited to make decisions with regard to proxy votes.  Therefore, the portfolio management team whose strategy owns the shares has the authority to override the guidelines.  Also, where the guidelines indicate that an issue will be analyzed on a case-by-case basis or for votes that are not covered by the Proxy Policy, the portfolio management team whose strategy owns the shares has final authority to direct the vote.  In special cases, we may seek insight from a variety of sources on how a particular proxy proposal will affect the financial prospects of a company then vote in keeping with our primary objective of maximizing shareholder value over the long term.

Voting to maximize shareholder value over the long term may lead to an unusual circumstance of votes on the same issue held by different clients may not be the same.  For instance, the Small Cap Fund may own a company that is the subject of a takeover bid by a company owned in the Large Cap Fund.  Analysis of the bid may show that the bid is in the best interest of the Large Cap Fund but not in the best interest of the Small Cap Fund; therefore the Large Cap Fund may vote for the merger whereas the Small Cap Fund may vote against it.

In addition, when securities are out on loan, our clients collectively hold a significant portion of the company’s outstanding securities, and we learn of a pending proxy vote enough in advance of the record date, we will perform a cost/benefit analysis to determine if there is a compelling reason to recall the securities from loan to enable us to vote.

Conflicts Of Interest

Conflicts of interest may arise from various sources. They may be due to positions taken by clients that are perceived by them to be in their own best interests, but are inconsistent with our primary objective of maximizing shareholder value in the long run. We encourage clients who have their own objectives that differ from ours to notify us that they will vote their proxies themselves, either permanently or temporarily. Otherwise, we will vote their shares in keeping with this Proxy Policy.

In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. For example, we might manage money for a plan sponsor and that company’s securities may be held in client investment portfolios.  The potential for conflict of interest is imminent since we now would have a vested interest to acquiesce to company management’s recommendations, which may not be in the best interests of clients.  Another possible scenario could arise if we held a strong belief in a social cause and felt obligated to vote in this manner, which may not be best for clients.  In cases of conflicts of interest that impede our ability to vote, we will refrain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes. In the case of the mutual funds under our management, we will forward the proxy material to the independent trustees or directors if we are the investment adviser or to the investment adviser if we are the sub-adviser.

Recordkeeping

We will maintain records documenting how proxies were voted.  In addition, when we vote contrary to the Proxy Policy or for votes that the Proxy Policy indicates will be analyzed on a case-by-case basis or for votes that are not covered by the Proxy Policy, we will document the rationale for our vote.  We will maintain this documentation in accordance with the requirements of the Act and we will provide this information to a client who held the security in question upon the client’s request.

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Proxy Voting Principles

1)	We recognize that the right to vote a proxy has economic value.
All else being equal, a share with voting rights is worth more than a share of the same company without voting rights. (Sometimes, investors may observe a company with both a voting class and a non-voting class in which the non-voting class sells at a higher price than the voting, the exact opposite of the expected result described above; typically, this can be attributed to the voting class being relatively illiquid.) Thus, when you buy a share of voting stock, part of the purchase price is for the right to vote in matters concerning your company.  If you do not exercise that right, you paid more for that stock than you should have.

2)	We recognize that we incur additional fiduciary responsibility by assuming this proxy voting right.
In general, acting as a fiduciary when dealing with the assets of others means being held to a higher than ordinary standard in each of the following aspects:

Loyalty - We will act only in the best interest of the client.  Furthermore, the duty of loyalty extends to the avoidance of conflicts of interest and self-dealing.

Care - We will carefully analyze the issues at hand and bring all the skills, knowledge, and insights a professional in the field is expected to have in order to cast an informed vote.

Prudence - We will make the preservation of assets and the earning of a reasonable return on those assets primary and secondary objectives as a fiduciary.

Impartiality - We will treat all clients fairly.

Discretion - We will keep client information confidential. Information concerning client-specific requests is strictly between the client and us.

3)	We believe that a corporation exists to maximize the value for shareholders.
Absent a specific client directive, we will always vote in the manner (to the extent that it can be determined) that we believe will maximize the share price, and thus shareholder value, in the long-term.

4)	We believe conscientious proxy voting can result in better investment performance.
The presence of an owner-oriented management is a major consideration in many of our investment decisions.  As a result, we typically would not expect to find ourselves at odds with management recommendations on major issues.  Furthermore, we do not anticipate entering a position intending to be shareholder activists. Yet, cases will arise in which we feel the current management or management’s current strategy is unlikely to result in the maximization of shareholder value.   So why would we own the stock?  One reason might be that the stock price is at such a significant discount to intrinsic value that the share price need not be “maximized” for us to realize an attractive return.  Another reason may be that we believe management will soon face reality and alter company strategy when it becomes apparent that a new strategy is more appropriate.  Additionally, we may disagree with management on a specific issue while still holding admiration for a company, its management, or its corporate governance in general.  We do not subscribe to the “If you don’t like management or its strategy, sell the stock” philosophy in many instances.

5)
We believe there is relevant and material investment information contained in the proxy statement.  Close attention to this document may reveal insights into management motives, aid in developing quantifiable or objective measures of how a company has managed its resources over a period of time, and, perhaps most importantly, speak volumes about a “corporate culture”.

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Proxy Voting Guidelines

Each proposal put to a shareholder vote is different.  As a result, each must be considered individually, however, there are several issues that recur frequently in U.S. public companies. Below are brief descriptions of various issues and our position on each. Please note that this list is not meant to be all-inclusive. In the absence of exceptional circumstances, we generally will vote in this manner on such proposals.

I.	Corporate Governance Provisions

A.    Board of Directors

The election of the Board of Directors (the “Board”) is frequently viewed as a “routine item”.  Yet, in many ways the election of the Board is the most important issue that comes before shareholders.  Inherent conflicts of interest can exist between shareholders (the owners of the company) and management (who run the company).  At many companies, plans have been implemented attempting to better align the interests of shareholders and management, including stock ownership requirements and additional compensation systems based on stock performance. Yet, seldom do these perfectly align shareholder and management interests. An independent Board serves the role of oversight on behalf of shareholders.  For this reason, we strongly prefer that the majority of the Board be comprised of independent (also referred to as outside or non-affiliated) directors.  Furthermore, we also strongly prefer that key committees be comprised entirely of outside directors.

1.    Cumulative Voting

Cumulative voting allows the shareholders to distribute the total number of votes they have in any manner they wish when electing directors. In some cases, this may allow a small number of shareholders to elect a minority representative to the corporate board, thus ensuring representation for all sizes of shareholders.  Cumulative voting may also allow a dissident shareholder to obtain representation on the Board in a proxy contest.

To illustrate the difference between cumulative voting and straight voting, consider the John Smith Corporation.  There are 100 total shares outstanding; Jones owns 51 and Wilson owns 49.  Three directors are to be elected.  Under the straight voting method, each shareholder is entitled to one vote per share and each vacant director’s position is voted on separately.  Thus, Jones could elect all the directors since he would vote his 51 shares for his choice on each separately elected director.   Under the cumulative voting method, each shareholder has a total number of votes equal to the number of shares owned times the number of directors to be elected.  Thus, Jones has 153 votes (51 X 3 = 153) and Wilson has 147 votes (49 X 3).  The election of all directors then takes place simultaneously, with the top three vote recipients being elected.  Shareholders may group all their votes for one candidate.  Thus, Wilson could vote all 147 of his votes for one candidate.  This will ensure that Wilson is able to elect at least one director to the board since his candidate is guaranteed to be one of the top three vote recipients.

Since cumulative voting subjects management to the disciplinary effects of outside shareholder involvement, it should encourage management to maximize shareholder value and promote management accountability.  Thus, we will vote FOR proposals seeking to permit cumulative voting.

2.    Majority vs. Plurality Voting

In evaluating majority voting vs. plurality voting we will vote on a case-by-case basis. A majority vote requires a candidate to receive support from a majority of votes cast to be elected. Plurality voting, on the other hand, provides that the winning candidate only garner more votes than a competing candidate. If a director runs unopposed under a plurality voting standard, he or she needs only one vote to be elected, so an "against" vote is meaningless.  We feel that directors should be elected to the board by a majority vote simply because it gives us a greater ability to elect board candidates that represent our clients’ best interest. However, in the case where a company adopts a provision in which a board candidate receives more AGAINST votes than FOR votes is required to tender his or her resignation, there is less reason to vote in favor of a majority vote standard.

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3.    Election of Directors (Absenteeism)

Customarily, schedules for regular board and committee meetings are made well in advance.  A person accepting a nomination for a directorship should be prepared to attend meetings. A pattern of high absenteeism (less than 75% attendance) raises sufficient doubt about that director’s ability to effectively represent shareholder interests and contribute experience and guidance to the company.  While valid excuses for absences (such as illness) are possible, these are not the norm.  Schedule conflicts are not an acceptable reason for absenteeism since it suggests a lack of commitment or an inability to devote sufficient time to make a noteworthy contribution.  Thus, we will WITHHOLD our vote for (or vote AGAINST, if that option is provided) any director with a pattern of high absenteeism.

4.    Classified Boards

A classified Board separates directors into more than one class, with only a portion of the full Board standing for election each year.  For example, if the John Smith Corporation has nine directors on its Board and divides them into three classes, each member will be elected for a term of three years with elections staggered so that only one of the three classes stands for election in a given year.  A non-classified Board requires all directors to stand for election every year and serve a one-year term.

Proponents of classified Boards argue that by staggering the election of directors, a certain level of continuity and stability is maintained.  However, a classified Board makes it more difficult for shareholders to change control of the Board.  A classified Board can delay a takeover advantageous to shareholders yet opposed by management or prevent bidders from approaching a target company if the acquirer fears having to wait more than one year before gaining majority control.

We will vote FOR proposals seeking to declassify the Board and AGAINST proposals to classify the Board.

5.    Inside versus Independent (or Non-Affiliated) Directors

We will vote FOR shareholder proposals asking that Boards be comprised of a majority of independent directors.

We will vote FOR shareholder proposals seeking Board nominating committees be comprised exclusively of independent directors.

We will WITHHOLD votes for (or vote AGAINST, if that option is provided) directors who may have an inherent conflict of interest, such as due to receipt of consulting fees from a corporation (affiliated outsiders) if the fees are significant or represent a significant percent of the director's income.

B.    Confidential Voting

In a system of confidential voting, individual shareholder’s votes are kept confidential.  Management and shareholders are only told the vote total.  This eliminates the pressure placed on investors to vote with management, especially in cases when a shareholder would desire a business relationship with management.  We will vote FOR proposals seeking confidential voting.

C.    Supermajority Votes

Most state corporation laws require that mergers, acquisitions, and amendments to the corporate bylaws or charter be approved by a simple majority of the outstanding shares.  A company may, however, set a higher requirement for certain corporate actions.  We believe a simple majority should be enough to approve mergers and other business combinations, amend corporate governance provisions, and enforce other issues relevant to all shareholders.  Requiring a supermajority vote entrenches management and weakens the governance ability of shareholders.  We will vote AGAINST management proposals to require a supermajority vote to enact these changes. In addition, we will vote FOR shareholder proposals seeking to lower supermajority vote requirements.

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D.   Shareholder Rights Plans (Poison Pills)

Shareholder rights plans are corporate-sponsored financial devices designed with provisions that, when triggered by a hostile takeover bid, generally result in either: (1) dilution of the acquirer’s equity holdings in the target company; (2) dilution of the acquirer’s voting rights in the target company; or (3) dilution of the acquirer’s equity interest in the post-merger company.  This is typically accomplished by distributing share rights to existing shareholders that allow the purchase of stock at a fixed price should a takeover attempt occur.

Proponents of shareholder rights plans argue that they benefit shareholders by forcing potential acquirers to negotiate with the target company’s Board, thus protecting shareholders from unfair coercive offers and often leading to higher premiums in the event of a purchase.  Obviously, this argument relies on the assumption of director independence and integrity.  Opponents claim that these plans merely lead to the entrenchment of management and discourage legitimate tender offers by making them prohibitively expensive.

We will evaluate these proposals on a case-by-case basis.  However, we generally will vote AGAINST proposals seeking to ratify a poison pill in which the expiration of the plan (sunset provision) is unusually long, the plan does not allow for the poison pill to be rescinded in the face of a bona fide offer, or the existing management has a history of not allowing shareholders to consider legitimate offers.  Similarly, we generally will vote FOR the rescission of a poison pill where these conditions exist.

We will vote FOR proposals requiring shareholder rights plans be submitted to shareholder vote.

II.	Compensation Plans

Management is an immensely important factor in the performance of a corporation.  Management can either create or destroy shareholder value depending on the success it has both operating the business and allocating capital.  Well-designed compensation plans can prove essential in setting the right incentives to enhance the probability that both operations and capital allocation are conducted in a rational manner.  Ill-designed compensation plans work to the detriment of shareholders in several ways.  For instance,  there may be outsized compensation for mediocre (or worse) performance, directly reducing the resources available to the company, or misguided incentives could cloud business judgment.  Given the variations in compensation plans, most of these proposals must be considered on a case-by-case basis.

A.   Non-Employee Directors

As directors take a more active role in corporate governance, compensation is becoming more performance-based.  In general, stock-based compensation will better tie the interests of directors and shareholders than cash-based compensation.  The goal is to have directors own enough stock (directly or in the form of a stock derivative) that when faced with a situation in which the interests of shareholders and management differ, rational directors will have incentive to act on behalf of shareholders.  However, if the stock compensation or ownership is excessive (especially if management is viewed as the source for this largesse), the plan may not be beneficial.

We will vote FOR proposals to eliminate retirement plans and AGAINST proposals to maintain or expand retirement packages for non-employee directors.

We will vote FOR proposals requiring compensation of non-employee directors to be paid at least half in company stock.

B.    Incentive Compensation subject to Section 162(m)

The Omnibus Budget and Reconciliation Act of 1993 prohibits the deductibility of executive compensation of more than $1 million.  The intention was to slow the rise in executive compensation (whether the rise could be economically justified or was “bad” per se is a separate question) and to tie more of the future compensation to performance.  However, the law provided exemptions to this $1 million limit in certain circumstances.  Included in this exemption was compensation above $1 million that was paid on account of the attainment of one or more performance goals.  The IRS required the goals to be established by a compensation committee comprised solely of two or more outside directors.  Also, the material terms of the compensation and performance goals must be disclosed to shareholders and approved.  The compensation committee must certify that the goals have been attained before any payment is made.

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The issue at hand is the qualification for a tax deduction, not whether the executive deserves more than $1 million per year in compensation.

We will vote FOR any such plan submitted for shareholder approval.  Voting against an incentive bonus plan is fruitless if the practical result will be to deny the company, and ultimately its shareholders, the potential tax deduction.

C.    Stock Incentive Plans

Stock compensation programs can reward the creation of shareholder value through high payout sensitivity to increases in shareholder value.  Of all the recurring issues presented for shareholder approval, these plans typically require the most thorough examination for several reasons.  First, their economic significance is large.  Second, the prevalence of these plans has grown and is likely to persist in the future.  Third, there are many variations in these plans.  As a result, we must consider any such plan on a case-by-case basis.  However, some general comments are in order.

We recognize that options, stock appreciation rights, and other equity-based grants (whether the grants are made to directors, executive management, employees, or other parties) are a form of compensation.  As such, there is a cost to their issuance and the issue boils down to a cost-benefit analysis.  If the costs are excessive, then the benefit will be overwhelmed.  Factors that are considered in determining whether the costs are too great (in other words, that shareholders are overpaying for the services of management and employees) include: the number of shares involved, the exercise price, the award term, the vesting parameters, and any performance criteria.  Additionally, objective measures of company performance (which do not include short-term share price performance) will be factored into what we consider an acceptable amount of dilution. We will also consider past grants in our analysis, as well as the level of the executives’ or directors’ cash compensation.

We will look particularly closely at companies that have repriced options.  Repricing stock options may reward poor performance and lessen the incentive such options are supposed to provide.  In cases where there is a history of repricing stock options, we will vote AGAINST any plan not expressly prohibiting the future practice of option repricing.

D.    Say-on-Pay

The Securities and Exchange Commission adopted rules on Jan. 25, 2011 which implement requirements in Section 951 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which amends the Securities Exchange Act of 1934.  The rules concern three separate non-binding shareholder votes on executive compensation:

(1)
Say-on-Pay Votes.  The new rule requires public companies subject to the proxy rules to provide their shareholders with an advisory vote on the compensation of the most highly compensated executives.  Say-on-pay votes must be held at least once every three years.  As stated above, support for or against executive compensation will be determined on a case-by-case basis.

(2)
Frequency Votes.  These companies also are required to provide their shareholders with an advisory vote on how often they would like to be presented with the say-on-pay votes – every year, every second year, or every third year.  In voting on the frequency of the say-on-pay, we believe that a TRIENNIAL vote is appropriate due to the fact that say-on-pay is a non-binding advisory vote and more frequent votes could reduce the Board’s strategic focus on the business. A three-year time horizon allows the Board to make well-informed decisions regarding executive compensation, evaluate the effectiveness of executive compensation, and increase time spent focusing on long-term shareholder value creation.

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(3)
Golden Parachute Disclosures and Votes.  These companies are also required to disclose compensation arrangements and understandings with highly compensated executive officers in connection with an acquisition or merger.  In certain circumstances, these companies also are required to conduct a shareholder vote to approve the golden parachute compensation arrangements.  We have a bias against golden parachutes, but since each merger or acquisition presents unique facts and circumstances, we will determine our votes on golden parachutes on a case-by case basis.

III.	Capital Structure, Classes of Stock, and Recapitalizations

A.    Common Stock Authorization

Corporations increase the supply of common stock for a variety of ordinary business reasons including: to raise new capital to invest in a project; to make an acquisition for stock; to fund a stock compensation program; or to implement a stock split or stock dividend.  When proposing an increase in share authorization, corporations typically request an amount that provides a cushion for unexpected financing needs or opportunities.  However, unusually large share authorizations create the potential for abuse.  An example would be the targeted placement of a large number of common shares to a friendly party in order to deter a legitimate tender offer.  Thus, we generally prefer that companies present for shareholder approval all requests for share authorizations that extend beyond what is currently needed, and indicate the specific purpose for which the shares are intended.  Generally, we will vote AGAINST any proposal seeking to increase the total number of authorized shares to more than 120% of the current outstanding and reserved but unissued shares, unless there is a specific purpose for the shares with which we agree.

For example, suppose a company has a total share authorization of 100 million.  Of the 100 million, 85 million are issued and outstanding and an additional 5 million are reserved but unissued.  We would vote against any proposal seeking to increase the share authorization by more than 8 million shares (Total allowable authorization: 1.2 X 90 =108 million; Current authorization: 100 million).

B.    Unequal Voting Rights (Dual Class Exchange Offers/ Dual Class Recapitalizations)

Proposals to issue a class of stock with inferior or even no voting rights are sometimes made.  Frequently, this class is given a preferential dividend to coax holders to cede voting power.  In general, we will vote AGAINST proposals to authorize or issue voting shares without full voting rights on the grounds that it could entrench management.

IV.	Social and Environmental Issues

Shareholder proposals relating to a company’s activities, policies, or programs concerning a particular social or environmental issue have become prevalent at annual meetings.  In some cases, an attempt is made to relate a recommendation for the company’s policies and activity to its financial health.  In other cases, the proposal seems tangentially related at best.  These issues are often difficult to analyze in terms of their effect on shareholder value.  As a result, these proposals must be considered on a case-by-case basis.  In cases where we do not believe we can determine the effect, we will ABSTAIN.  We will vote FOR any proposal that seeks to have a corporation change its activities or policy and we believe the failure to do so will result in economic harm to the company.  Similarly, we will vote AGAINST any policy that requests a change we believe will result in economic harm.

We will vote FOR proposals seeking information that is relatively inexpensive to produce and provide, is not publicly available, and does not reveal sensitive company information that could be harmful if acquired by competitors.  If these factors are present, then the issue reduces to freedom of information.

In practice, however, this is seldom the case.  Frequently, shareholder proposals call for a company to conduct an exhaustive study of some issue that is only tangentially related to the company’s business interests.  Further, the nature of the study proposed often deals with subjective issues in which no conclusive resolution will likely result from the study.  We will vote AGAINST such proposals.

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V.	Voting Foreign Securities

Voting proxies of foreign issuers can be much different than voting proxies of U.S.-domiciled companies.  It can be more expensive (for instance, we could need to hire a translator for the proxy materials or, in some cases votes can only be cast in person so there would be travel costs to attend the meeting) and in some jurisdictions the shares to be voted must be sequestered and cannot be sold until the votes are cast or even until the meeting has been held.  In addition, the SEC has acknowledged that in some cases it can be in an investor’s best interests not to vote a proxy, for instance, when the costs of voting outweigh the potential benefits of voting.  Therefore, proxy voting for foreign issuers will be evaluated and voted, or not voted, on a case-by-case basis.

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River Road Asset Management, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the Opportunistic Equity Fund

River Road exercises discretionary voting authority over proxies issued on securities held in client accounts unless the client has explicitly reserved voting authority. River Road, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for client securities consistent with the best economic interests of the clients. River Road maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting.  River Road has established two proxy committees to oversee proxy voting activities, the Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. To help discharge its duties, River Road hired Glass Lewis & Co. (“Glass Lewis”) as its voting agent. Glass Lewis performs the following services:
●	provides analysis of proxy proposals,
●	tracks and receives proxies for which River Road clients are entitled to vote,
●	votes the proxies as directed by River Road, and
●	compiles and provides client voting records.

River Road will generally instruct Glass Lewis to vote proxies pursuant to guidelines adopted by River Road’s Proxy Voting Policy Committee at the beginning of each year. If the policy recommendation and the management recommendation are different for a particular vote, portfolio managers may choose to vote differently from the policy with respect to a particular proxy based on the investment implications of each issue. In such cases, the investment rationale is documented and prior approval of the Chief Compliance Officer (CCO), the Compliance Manager, or their designee is obtained.

River Road has eliminated most conflicts of interest by using an independent third party (Glass Lewis) that votes pursuant to the guidelines adopted by the Proxy Voting Policy Committee or in accordance with River Road’s direction based on the above process. In cases where River Road believes there may be an actual or perceived conflict of interest, River Road requires additional steps that may include the following:
●	documenting the potential conflict of interest,
●	obtaining the prior approval of the Chief Investment Officer and CCO,
●	obtaining Committee review or approval,
●	deferring to the voting recommendation of a third party,
●	voting pursuant to client direction
●	(following disclosure of the conflict),
●	abstaining from voting,
●	voting reflectively (in the same proportion and manner as other shareholders), or
●	taking such other action as necessary to protect the interests of clients.

Where clients have implemented securities lending programs, River Road will be unable to vote proxies for securities on loan unless it issues instructions to the client custodian to callback the securities prior to record date. River Road typically does not instruct custodians to callback securities.

River Road's policy is to vote all proxies the same way for each client. Clients are permitted to place reasonable restrictions on River Road’s voting authority by providing their own voting guidelines. If clients provide River Road with their voting guidelines and River Road accepts them, River Road will instruct the voting agent to vote proxies pursuant to the client guidelines.

Clients may obtain a copy of River Road's complete Proxy Voting Policies and Procedures and/or records of how River Road voted proxies for securities in their accounts by contacting the CCO:

Attention: Thomas D. Mueller, COO & CCO
River Road Asset Management, LLC
462 South Fourth Street
Suite 1600
Louisville, Kentucky 40202
(502) 371-4100
thomas.mueller@riverroadam.com

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Delaware Management Company
Summary of Proxy Voting Policies
Sub-Advisor to the Tax-Exempt Fixed Income Fund

If and when proxies need to be voted on behalf of the Fund, Delaware Management Company (the “Adviser”) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”), a wholly owned subsidiary of RiskMetrics Group (“RiskMetrics”), which is a subsidiary of MSCI Inc. to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics’ proxy voting activities. If a proxy has been voted for the Fund, ISS/RiskMetrics will create a record of the vote.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

The Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS/RiskMetrics in accordance with the Procedures. Because almost all Fund proxies are voted by ISS/RiskMetrics pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS/RiskMetrics’ recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

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Nuveen Asset management, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the Tax-Exempt Fixed Income Fund

Nuveen Asset Management, LLC (“NAM”) is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client’s behalf.  NAM has adopted policies and procedures to address its proxy voting responsibilities.

NAM is generally authorized to vote proxies for its clients, which may include funds, as part of its duties as discretionary investment adviser.  NAM votes proxies in accordance with its policies and procedures in effect from time to time.

NAM’s Proxy Voting Committee (“PVC”) provides oversight of NAM’s proxy voting policies and procedures, including providing an administrative framework to facilitate and monitor NAM’s exercise of its fiduciary duty to vote client proxies, and to fulfill obligations of reporting and recordkeeping under the federal securities laws.

NAM has approved and adopted the proxy voting policies of an independent third party, Institutional Shareholder Services, Inc. (“ISS”), a leading national provider of proxy voting administrative and research services. As a result, such policies set forth NAM’s positions on recurring proxy issues and criteria for addressing non-recurring issues. These policies are reviewed periodically, and therefore are subject to change. Even though it has adopted ISS’s policies, NAM maintains the fiduciary responsibility for all proxy voting decisions.

From time to time, a portfolio manager may initiate action to override ISS’s recommendation for a particular vote. Any such override will be reviewed by NAM’s legal department for material conflicts. If legal determines that no material conflicts exist, the approval of professional member of the PVC (or respective designee) shall authorize the override. If a material conflict exists, the conflict, and ultimately the override recommendation, will be addressed pursuant to the procedures described below. NAM’s policy permits it to refrain from voting where it determines that it would be in the client’s overall best interest not to vote. In special circumstances, as an alternative to reliance on an independent third party, NAM may vote a proxy with the consent or based on the instructions of the client or its representative.

Day-to-day administration of proxy voting may be provided internally or by a third party service provider, depending on client type, subject to the ultimate oversight of  the PVC.

Equity Securities - With respect to equity securities, NAM will vote equity securities in accordance with its policies and procedures discussed above.

Fixed Income Securities - A client may acquire indirectly equity securities that issue proxies. For example, a client may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds are already held in a client’s account when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the bond issuer (e.g., municipal bond issuer) and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer’s credit problem. In the course of exercising control of a distressed issuer, NAM may pursue the client’s interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940, but nevertheless provides reports to the relevant parties on its control activities on a quarterly basis.

In the rare event that a fixed income issuer were to issue a proxy or that a client were to receive a proxy issued by a cash management security, and ISS did not make a voting recommendation, NAM would either vote the securities itself or engage a different independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions of the client or its representative. NAM would oversee the administration of the voting and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed as applicable, and the results provided to the relevant parties as appropriate.

Table of Contents - GPS Funds I Prospectus

NAM recognizes that there are circumstances wherein it may have a perceived or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of its affiliates. Directors and officers of such companies may have personal or familial relationships with NAM, its affiliates and/or their employees that could give rise to potential conflicts of interest. NAM will vote proxies in the best interest of its clients regardless of such real or perceived conflicts of interest. NAM attempts to minimize the risk of conflicts by adopting the policies of an independent third party and establishing procedures in order to override the ISS recommendation.

To further minimize the risks related to conflicts of interest, NAM’s compliance department may review ISS’s conflict avoidance policy periodically to ensure that it adequately addresses both the actual and perceived conflicts of interest the proxy voting service may face. In the event that ISS faces a material conflict of interest with respect to a specific vote, the PVC will direct ISS how to vote based on input from from appropriate investment personnel and subject to determining that NAM faces no material conflicts of its own with respect to the specific proxy vote.

If it is concluded that a material conflict does exist, the PVC will recommend to senior management a course of action designed to address the conflict. Such actions could include, but are not limited to: (1) obtaining instructions from the affected clients on how to vote the proxy; (2) disclosing the conflict to the affected clients and seeking their consent to permit NAM to vote the proxy; (3) voting in proportion to the other shareholders; (4) recusing investment personnel or other personnel from all discussion or consideration of the matter, if the material conflict is due to such person’s actual or potential conflict of interest; or (5) following the recommendation of a different independent third party.

NAM shall retain all required records relating to the voting of proxies. NAM’s clients may contact their relationship manager for more information regarding NAM’s proxy voting policies and procedures or about the proxy voting record for their account.

Table of Contents - GPS Funds I Prospectus

GPS FUNDS I

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	Declaration of Trust

(1)
Certificate of Trust as filed with the Secretary of State of Delaware on January 2, 2001 was previously filed with Registrant’s Initial Registration on Form N-1A with the SEC on January 9, 2001 and is incorporated by reference.

(2)
Agreement and Declaration of Trust dated January 8, 2001 was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(3)
AssetMark Funds Officer’s Certificate dated October 4, 2006, certifying that the eight initial series of shares of the Trust were designated and established at an organizational meeting of the Board of Trustees of the Trust held on March 29, 2001, was previously filed with Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

(4)
AssetMark Funds Officer’s Certificate dated January 31, 2007, certifying that the five additional series of shares of the Trust were created and established by written consent of the Board of Trustees as of January 31, 2007, was previously filed with Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A with the SEC on May 29, 2007 and is incorporated by reference.

(5)
GPS Funds I Officer’s Certificate dated March 24, 2011, certifying that an additional series of the Trust was created and established at a meeting of the Board of Trustees as of September 2, 2010, was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on March 29, 2011 and is incorporated by reference.

(b)	Bylaws

(1)
Bylaws dated January 8, 2001 were previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and are incorporated by reference.

(c)	Instruments Defining Rights of Security Holders

See Articles III, V and VI of the Registrant’s Agreement and Declaration of Trust previously filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

See also, Article II of the Registrant’s Bylaws, previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

(d)	Investment Advisory Agreements

(1)
Investment Advisory Agreement between the Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated October 20, 2006 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(a)
Amendment to the Investment Advisory Agreement between the Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated May 15, 2007 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(b)
Amendment to form of Expense Limitation Agreement between the Registrant and Genworth Financial Wealth Management was previously filed with Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A with the SEC on July 31, 2012 and is incorporated by reference.

(2)
Form of Investment Sub-Advisory Agreement for the Registrant’s Opportunistic Equity Fund between Genworth Financial Wealth Management, Inc. and Diamond Hill Capital Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A with the SEC on July 29, 2011 and is incorporated by reference.

(3)
Form of Investment Sub-Advisory Agreement for the Registrant’s Tax-Exempt Fixed Income Fund between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Nuveen Investments, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(a)	Assumption Agreement between Genworth Financial Wealth Management, Inc. and Nuveen Asset Management, LLC (formerly known as Nuveen Investments, Inc.) dated February 28, 2011 – filed herewith.

(4)
Form of Investment Sub-Advisory Agreement for the Registrant’s Large Cap Value Fund between Genworth Financial Wealth Management, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on March 29, 2011 and is incorporated by reference.

(5)
Form of Investment Sub-Advisory Agreement for the Registrant’s Core Fixed Income Fund between Genworth Financial Wealth Management, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(6)
Form of Investment Sub-Advisory Agreement for the Registrant’s Tax-Exempt Fixed Income Fund between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Delaware Management Company was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(a)	Assignment and Assumption of Subadvisory Agreement between Delaware Management Company and Delaware Investments Fund Advisers dated June 7, 2013 – filed herewith.

(7)
Form of Investment Sub-Advisory Agreement for the Registrant’s Core Fixed Income Fund between Genworth Financial Wealth Management, Inc. and Wellington Management Company, LLP was previously filed with Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A with the SEC on July 31, 2012 and is incorporated by reference.

(8)
Form of Investment Sub-Advisory Agreement for the Registrant’s Large Cap Growth Fund between Genworth Financial Wealth Management, Inc. and Wellington Management Company, LLP was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on March 29, 2011 and is incorporated by reference.

(9)
Form of Investment Sub-Advisory Agreement for the Registrant’s Opportunistic Equity Fund between Genworth Financial Wealth Management, Inc. and Westfield Capital Management Company, L.P. was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on March 29, 2011 and is incorporated by reference.

(10)	Form of Investment Sub-Advisory Agreement for the Registrant’s Opportunistic Equity Fund between Genworth Financial Wealth Management, Inc. and River Road Asset Management, LLC – filed herewith.

(11)
Form of Investment Sub-Advisory Agreement for the Registrant’s Small/Mid Cap Core Fund and World-ex-US Fund between Genworth Financial Wealth Management, Inc. and Pyramis Global Advisors, LLC was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on March 29, 2011 and is incorporated by reference.

(e)	Underwriting Agreements

(1)
Form of Distribution Agreement between the Registrant and Capital Brokerage Corporation was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(a)
Amendment to form of Distribution Agreement between the Registrant and Capital Brokerage Corporation was previously filed with Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A with the SEC on July 31, 2012 and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts

Not Applicable.

(g)	Custodian Agreements

(1)
Form of Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

(a)
Amendment to Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A. was previously filed with Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A with the SEC on July 31, 2012 and is incorporated by reference.

(h)	Other Material Contracts

(1)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) was previously filed with Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

(a)
Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 25, 2004 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(b)
Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated April 1, 2011 was previously filed with Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A with the SEC on July 31, 2012 and is incorporated by reference.

(2)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) was previously filed with Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

(a)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated August 27, 2002 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(b)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated April 1, 2011 was previously filed with Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A with the SEC on July 31, 2012 and is incorporated by reference.

(c)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 18, 2012 – filed herewith.

(3)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as amended and restated on March 16, 2006 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(a)
Amendment to Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated April 1, 2011 was previously filed with Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A with the SEC on July 31, 2012 and is incorporated by reference.

(4)
Form of Amended and Restated Administrative Services Agreement between the Registrant and Genworth Wealth Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A with the SEC on July 31, 2012 and is incorporated by reference.

(5)
Amended and Restated Fee Waiver Agreement between the Registrant and Genworth Financial Wealth Management, Inc. dated August 1, 2012 was previously filed with Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A with the SEC on July 31, 2012 and is incorporated by reference.

(i)	Opinion and Consent of Counsel

(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

(2)
Opinion of Counsel relating to the Service Shares of the Trust was previously filed with Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A with the SEC on May 29, 2007 and is incorporated by reference.

(3)
Opinion of Counsel relating to the Institutional Shares and Service Shares of GuideMarkSM Opportunistic Equity Fund, and Institutional Shares of GuideMarkSM Large Cap Growth Fund, GuideMarkSM Large Cap Value Fund, GuideMarkSM Small/Mid Cap Core Fund, GuideMarkSM World ex-US Fund, GuideMarkSM Core Fixed Income Fund and GuideMarkSM Tax-Exempt Fixed Income Fund was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on March 29, 2011 and is incorporated by reference.

(j)	Other Opinions

(1)	Power of Attorney – filed herewith.

(2)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

(1)
Agreement Relating to Initial Capital was previously filed with Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(m)	Rule 12b-1 Plan

(1)
Form of Distribution Plan (Rule 12b-1 Plan) was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(n)	Rule 18f-3 Plan

(1)	Rule 18f-3 was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on March 29, 2011 and is incorporated by reference.

(o)	Reserved.

(p)	Code of Ethics

(1)
Joint Code of Ethics of Registrant, Genworth Financial Wealth Management, Inc. and Capital Brokerage Corporation was previously filed with Registrant’s Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A with the SEC on July 29, 2011 and is incorporated by reference.

(2)
Code of Ethics for Diamond Hill Capital Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on March 29, 2011 and is incorporated by reference.

(3)	Code of Ethics for Nuveen Asset Management, LLC – filed herewith.

(4)	Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC – filed herewith.

(5)
Code of Ethics for Delaware Investments Fund Advisers was previously filed with Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A with the SEC on July 31, 2012 and is incorporated by reference.

(6)
Code of Ethics for Wellington Management Company, LLP was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(7)	Code of Ethics for Westfield Capital Management Company, L.P. – filed herewith.

(8)	Code of Ethics for Pyramis Global Advisors, LLC – filed herewith.

(9)	Code of Ethics for River Road Asset Management, LLC – filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Article VII, Section 1 of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent of the Trust; and Investment Adviser, Principal Underwriter or placement agent of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  Nothing herein contained shall limit the liability of any agent from or against any liability to the Trust or any Shareholder to which such agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties to the Trust or the Shareholders.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Advisor.

Other business, profession, vocation or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Genworth Financial Wealth Management, Inc. (the “Advisor”)

The Advisor is the investment advisor to each of the Registrant’s series, which currently consist of: GuideMarkSM Large Cap Growth Fund, GuideMarkSM Large Cap Value Fund, GuideMarkSM Small/Mid Cap Core Fund, GuideMarkSM World ex-US Fund, GuideMarkSM Core Fixed Income Fund, GuideMarkSM Tax-Exempt Fixed Income Fund and GuideMarkSM Opportunistic Equity Fund (the “Funds”).  The principal business address of the Advisor is 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967.  The Advisor is an investment advisor registered under the Investment Advisers Act of 1940 (the “Advisers Act”).  Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-56323), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Diamond Hill is a subadvisor to the Registrant’s Opportunistic Equity Fund.  The principal business address of Diamond Hill is 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is an investment advisor registered under the Advisers Act.  Additional information as to Diamond Hill and the directors and officers of Diamond Hill is included in Diamond Hill’s Form ADV filed with the Commission (File No. 801-32176), which is incorporated herein by reference and sets forth the officers and directors of Diamond Hill and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Nuveen Asset Management, LLC (“NAM”)

NAM is a subadvisor to the Registrant’s Tax-Exempt Fixed Income Fund.  The principal business address of NAM is 333 West Wacker Drive, Chicago, Illinois 60606.  NAM is an investment advisor registered under the Advisers Act.  Additional information as to NAM and the directors and officers of NAM is included in NAM’s Form ADV filed with the Commission (File No. 801-71957), which is incorporated herein by reference and sets forth the officers and directors of NAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”)

Barrow is a subadvisor to the Registrant’s Core Fixed Income Fund and Large Cap Value Fund.  The principal business address of Barrow is 2200 Ross Avenue, 31st  Floor, Dallas, Texas 75201.  Barrow is an investment advisor registered under the Advisers Act.  Additional information as to Barrow and the directors and officers of Barrow is included in Barrow’s Form ADV filed with the Commission (File No. 801-31237), which is incorporated herein by reference and sets forth the officers and directors of Barrow and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Delaware Investments Fund Advisers (“DIFA”)

DIFA (formerly known as Delaware Management Company) is a subadvisor to the Registrant’s Tax-Exempt Fixed Income Fund.  The principal business address of DIFA is 2005 Market Street, Philadelphia, Pennsylvania 19103-7098. DIFA is a series of Delaware Management Business Trust, an investment advisor registered under the Advisers Act.  Additional information as to Delaware Management Business Trust and the directors and officers of Delaware Management Business Trust is included in its Form ADV filed with the Commission (File No. 801-32108), which is incorporated herein by reference and sets forth the officers and directors of Delaware Management Business Trust and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is the subadvisor to the Registrant’s Large Cap Growth Fund and Core Fixed Income Fund.  The principal business address of Wellington Management Company, LLP is 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management Company, LLP is an investment adviser registered under the Advisers Act. During the last two fiscal years, no partner of Wellington Management Company, LLP, the Fund’s investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.  Additional information as to Wellington Management and the directors and officers of Wellington Management is included in Wellington Management’s Form ADV filed with the Commission (File No. 801-15908), which is incorporated herein by reference and sets forth the officers and directors of Wellington Management and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Pyramis Global Advisors, LLC (“Pyramis”)

Pyramis is the subadvisor to the Registrant’s Small/Mid Cap Core Fund and World ex-US Fund.  The principal business address of Pyramis  is 900 Salem Street, Smithfield, RI 02917.  Pyramis is an investment advisor registered under the Advisers Act.  Additional information as to Pyramis and the directors and officers of Pyramis is included in Pyramis’ Form ADV filed with the Commission (File No. 801-63658), which is incorporated herein by reference and sets forth the officers and directors of Pyramis and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Westfield Capital Management Company, L.P. (“Westfield”)

Westfield is a sub-advisor to the Opportunistic Equity Fund.  Westfield is located at One Financial Center, 24th Floor, Boston, Massachusetts 02111. Westfield is an investment advisor registered under the Advisers Act.  Additional information as to Westfield and the directors and officers of Westfield is included in Westfield’s Form ADV filed with the Commission (File No. 801-69413), which is incorporated herein by reference and sets forth the officers and directors of Westfield and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

River Road Asset Management, LLC (“River Road”)

River Road is a sub-advisor to the Opportunistic Equity Fund.  River Road is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky 40202. River Road is an investment advisor registered under the Advisers Act.  Additional information as to River Road and the directors and officers of River Road is included in River Road’s Form ADV filed with the Commission (File No. 801-64175), which is incorporated herein by reference and sets forth the officers and directors of River Road and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriter.

(a)       Capital Brokerage Corporation (“CBC”) also serves as distributor for flexible premium variable annuity contracts and variable life insurance policies issued through Separate Accounts I, II, III, 4, 5 and 6 of Genworth Life and Annuity Insurance Company, and as distributor for the  Genworth Financial Asset Management Funds and GPS Funds II.

(b)       The information required by this Item 32 with respect to each director and officer of CBC is incorporated herein by reference to Schedule A of Form BD filed by CBC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c)	Not Applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in the following locations:

Records Relating to:
Are located at:
Registrant’s Fund Accountant,
Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Registrant’s Investment Advisor
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, California 94523-3967

Registrant’s Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Registrant’s Distributor
Capital Brokerage Corporation
6620 West Broad Street, Building 2
Richmond, Virginia 23230

Diamond Hill Capital Management, Inc.
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, Illinois 60606

Barrow, Hanley, Mewhinney & Strauss, LLC
2200 Ross Avenue, 31st Floor
Dallas, Texas 75201.

Delaware Investments Fund Advisers
2005 Market Street
Philadelphia, Pennsylvania 19103-7098

Wellington Management Company, LLP
280 Congress Street
Boston, Massachusetts 02210

Pyramis Global Advisors, LLC
900 Salem Street
Smithfield, Rhode Island 02917

Westfield Capital Management Company, L.P.
One Financial Center, 24th Floor
Boston, Massachusetts 02111.

River Road Asset Management, LLC
462 South Fourth Street, Suite 1600
Louisville, Kentucky 40202

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill, and State of California, on July 31, 2013.

GPS FUNDS I

By: /s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gurinder S. Ahluwalia*	Trustee and Chairperson	July 31, 2013
Gurinder S. Ahluwalia

David M. Dunford *	Independent Trustee	July 31, 2013
David M. Dunford

Paul S. Feinberg*	Independent Trustee	July 31, 2013
Paul S. Feinberg

Dennis G. Schmal*	Independent Trustee	July 31, 2013
Dennis G. Schmal

/s/ Carrie E. Hansen	President	July 31, 2013
Carrie E. Hansen

/s/ Starr E. Frohlich	Vice President and Treasurer	July 31, 2013
Starr E. Frohlich

*By:    /s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact pursuant to Power of Attorney filed herewith.

Exhibit Number	Description

(d)(3)(a)	Assumption Agreement between Genworth Financial Wealth Management, Inc. and Nuveen Asset Management, LLC (formerly known as Nuveen Investments, Inc.) dated February 28, 2011

(d)(6)(a)	Assignment and Assumption of Subadvisory Agreement between Delaware Management Company and Delaware Investments Fund Advisers dated June 7, 2013

(d)(10)	Form of Investment Sub-Advisory Agreement for the Registrant’s Opportunistic Equity Fund between Genworth Financial Wealth Management, Inc. and River Road Asset Management, LLC

(h)(2)(c)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 18, 2012

(j)(1)	Power of Attorney

(j)(2)	Consent of Independent Registered Public Accounting Firm

(p)(3)	Code of Ethics for Nuveen Asset Management, LLC

(p)(4)	Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC

(p)(7)	Code of Ethics for Westfield Capital Management Company, L.P.

(p)(8)	Code of Ethics for Pyramis Global Advisors, LLC

(p)(9)	Code of Ethics for River Road Asset Management, LLC